Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 6.2%
Adbri Ltd.	653,301	1,329,450
Afterpay Ltd. *	302,993	23,385,024
AGL Energy Ltd.	918,530	3,516,931
ALS Ltd.	660,879	5,834,022
Altium Ltd.	149,600	4,480,560
Alumina Ltd.	3,494,206	4,447,232
Amcor plc	2,103,758	24,194,877
AMP Ltd. *	4,787,781	3,513,593
Ampol Ltd.	322,285	6,551,558
Ansell Ltd.	183,488	4,165,871
APA Group	1,601,495	10,821,695
Aristocrat Leisure Ltd.	904,534	28,290,378
ASX Ltd.	264,059	16,931,300
Atlas Arteria Ltd.	1,342,388	6,177,312
Aurizon Holdings Ltd.	2,391,411	5,714,272
AusNet Services Ltd.	2,545,752	4,584,866
Australia & New Zealand Banking Group Ltd.	3,868,460	73,236,261
Bank of Queensland Ltd.	871,514	4,721,114
Beach Energy Ltd.	2,484,699	2,087,704
Bendigo & Adelaide Bank Ltd.	790,818	4,805,451
BHP Group Ltd. (a)	4,010,445	111,952,751
BlueScope Steel Ltd.	686,635	9,625,192
Boral Ltd. *	594,179	2,591,011
Brambles Ltd.	1,957,384	13,892,708
carsales.com Ltd.	367,886	6,576,017
Challenger Ltd.	992,694	4,546,997
Charter Hall Group	644,594	8,830,193
CIMIC Group Ltd.	132,646	1,727,747
Cleanaway Waste Management Ltd.	2,016,511	4,146,440
Cochlear Ltd.	86,873	13,415,890
Coles Group Ltd.	1,711,366	21,866,259
Commonwealth Bank of Australia	2,326,531	153,712,201
Computershare Ltd.	736,673	9,971,431
Crown Resorts Ltd. *	518,320	4,050,012
CSL Ltd.	619,862	134,838,218
CSR Ltd.	683,664	2,835,799
Deterra Royalties Ltd.	583,502	1,708,713
Dexus	1,479,126	11,714,807
Domain Holdings Australia Ltd.	374,230	1,414,303
Domino's Pizza Enterprises Ltd.	82,208	7,561,323
Downer EDI Ltd.	995,263	4,008,326
Endeavour Group Ltd.	1,718,311	8,345,822
Evolution Mining Ltd.	2,395,727	6,845,721
Flight Centre Travel Group Ltd. *	204,718	2,576,506
Fortescue Metals Group Ltd.	2,160,727	26,060,396
Goodman Group	2,474,119	43,313,020
Harvey Norman Holdings Ltd.	796,137	2,862,019
IDP Education Ltd.	246,787	6,120,951
IGO Ltd.	841,752	6,290,737
Iluka Resources Ltd.	565,650	3,457,258
Incitec Pivot Ltd.	2,620,315	5,945,389
SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance Australia Group Ltd.	3,385,770	10,635,012
IOOF Holdings Ltd.	901,888	2,372,484
James Hardie Industries plc	604,103	23,845,641
JB Hi-Fi Ltd.	155,769	5,322,489
Lendlease Corp., Ltd.	943,424	7,144,222
Macquarie Group Ltd.	464,124	64,744,590
Magellan Financial Group Ltd.	200,624	4,717,090
Medibank Pvt Ltd.	3,742,211	9,154,279
Metcash Ltd.	1,276,420	3,683,535
Mineral Resources Ltd.	187,998	6,033,156
Mirvac Group	5,426,360	11,004,021
National Australia Bank Ltd.	4,474,746	86,617,935
Newcrest Mining Ltd.	1,114,579	18,666,700
NEXTDC Ltd. *	633,147	5,432,087
Northern Star Resources Ltd.	1,565,257	10,476,940
Nufarm Ltd.	439,430	1,433,258
Oil Search Ltd.	2,807,950	7,585,621
Orica Ltd.	556,547	5,587,813
Origin Energy Ltd.	2,399,671	8,167,135
Orora Ltd.	1,154,730	2,742,850
OZ Minerals Ltd.	438,682	8,084,123
Perpetual Ltd.	83,894	2,042,121
Pro Medicus Ltd.	57,697	2,556,060
Qantas Airways Ltd. *	998,089	3,580,936
QBE Insurance Group Ltd.	1,986,483	16,366,951
Qube Holdings Ltd.	2,146,156	4,839,107
Ramsay Health Care Ltd.	238,671	11,307,925
REA Group Ltd.	73,278	8,437,420
Reece Ltd.	368,648	6,121,750
Rio Tinto Ltd.	505,181	33,491,563
Santos Ltd.	2,449,790	11,082,209
Scentre Group	7,135,325	15,633,241
SEEK Ltd.	471,820	11,642,128
Seven Group Holdings Ltd.	211,824	3,203,633
Shopping Centres Australasia Property Group	1,554,933	3,065,020
Sims Ltd.	219,840	2,205,667
Sonic Healthcare Ltd.	645,558	19,545,192
South32 Ltd.	6,407,474	16,037,562
Stockland	3,290,064	10,194,421
Suncorp Group Ltd.	1,742,208	13,366,080
Sydney Airport *	1,819,194	10,706,164
Tabcorp Holdings Ltd.	2,859,827	10,098,245
Telstra Corp., Ltd.	5,642,389	16,282,993
The GPT Group	2,564,705	9,583,515
The Star Entertainment Grp Ltd. *	1,217,676	3,065,045
TPG Telecom Ltd.	491,925	2,354,396
Transurban Group	4,125,511	39,958,138
Treasury Wine Estates Ltd.	1,008,671	8,653,897
Vicinity Centres	5,154,399	6,194,761
Washington H Soul Pattinson & Co., Ltd.	126,208	2,781,280
Wesfarmers Ltd.	1,537,353	61,980,810
Westpac Banking Corp.	4,995,597	72,684,456
Whitehaven Coal Ltd. *	1,173,360	2,013,369
WiseTech Global Ltd.	110,724	4,119,359

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Woodside Petroleum Ltd.	1,325,964	20,147,942
Woolworths Group Ltd.	1,646,607	47,658,432
Worley Ltd.	522,840	3,536,665
Xero Ltd. *	170,648	17,525,342
		1,719,108,404

Austria 0.2%
ANDRITZ AG	91,580	4,329,463
Erste Group Bank AG	422,646	18,348,920
OMV AG	190,530	10,073,214
Raiffeisen Bank International AG	183,471	5,414,823
Telekom Austria AG *	219,584	1,838,898
Verbund AG	89,723	9,341,780
voestalpine AG	161,073	5,417,357
		54,764,455

Belgium 0.8%
Ackermans & van Haaren N.V.	30,247	4,977,529
Ageas S.A. N.V.	244,046	12,534,479
Anheuser-Busch InBev S.A.	1,142,507	63,342,224
Argenx SE *	69,666	19,368,766
D'ieteren Group	31,165	5,637,248
Elia Group S.A. N.V.	47,627	5,891,624
Etablissements Franz Colruyt N.V.	75,755	3,525,055
Groupe Bruxelles Lambert S.A.	144,761	15,564,315
KBC Group N.V.	371,246	30,931,073
Proximus SADP	197,807	3,566,878
Sofina S.A.	20,866	9,601,392
Solvay S.A.	93,633	10,425,506
Telenet Group Holding N.V.	67,933	2,414,777
UCB S.A.	163,764	17,721,753
Umicore S.A.	280,294	13,569,610
Warehouses De Pauw CVA	186,138	8,581,814
		227,654,043

Canada 8.3%
Agnico Eagle Mines Ltd.	337,000	16,729,155
Alimentation Couche-Tard, Inc., B Shares	1,079,016	39,365,411
Bank of Montreal	883,495	91,627,826
Barrick Gold Corp.	2,413,054	45,672,709
Bausch Health Cos., Inc. *	420,927	9,948,945
BCE, Inc.	423,160	21,207,481
Brookfield Asset Management, Inc., Class A	1,819,827	101,205,533
Canadian Imperial Bank of Commerce	595,805	66,161,851
Canadian National Railway Co.	810,471	102,262,891
Canadian Natural Resources Ltd.	1,579,189	64,309,973
Canadian Pacific Railway Ltd.	907,803	63,265,971
Canadian Tire Corp., Ltd., Class A	77,210	10,162,252
Canadian Utilities Ltd., Class A	207,434	5,546,450
Canopy Growth Corp. *(a)	338,420	3,619,522
Cenovus Energy, Inc.	1,724,603	20,381,183
CGI, Inc. *	296,085	24,632,204
Constellation Software, Inc.	25,998	44,053,315
Dollarama, Inc.	389,980	16,775,098
Enbridge, Inc.	2,750,318	102,761,726
Fairfax Financial Holdings Ltd.	33,222	14,682,891
Fortis, Inc.	634,153	27,317,816
Franco-Nevada Corp.	259,061	35,377,538
George Weston Ltd.	100,120	10,522,434
Great-West Lifeco, Inc.	368,274	10,645,151
Hydro One Ltd.	424,462	10,333,605
IGM Financial, Inc.	111,672	4,019,252
Imperial Oil Ltd.	293,649	9,666,976
SECURITY	NUMBER OF SHARES	VALUE ($)
Intact Financial Corp.	195,118	24,111,401
Loblaw Cos. Ltd.	215,848	16,203,744
Magna International, Inc.	381,290	28,460,023
Manulife Financial Corp.	2,644,041	47,076,626
Metro, Inc.	337,788	16,052,040
National Bank of Canada	457,695	35,418,914
Nutrien Ltd.	776,527	51,259,983
Pembina Pipeline Corp.	750,070	22,102,156
Power Corp. of Canada	743,213	23,875,746
Restaurant Brands International, Inc.	412,654	22,990,631
Rogers Communications, Inc., B Shares	473,345	21,091,675
Royal Bank of Canada	1,940,543	191,059,075
Saputo, Inc.	319,164	7,036,138
Shaw Communications, Inc., B Shares	588,818	16,983,369
Shopify, Inc., Class A *	153,373	232,071,713
Sun Life Financial, Inc.	798,300	42,211,326
Suncor Energy, Inc.	2,027,567	49,187,625
TC Energy Corp.	1,332,425	62,238,000
Teck Resources Ltd., Class B	625,868	16,529,785
TELUS Corp.	620,632	14,127,264
The Bank of Nova Scotia	1,651,058	102,682,731
The Toronto-Dominion Bank	2,482,509	174,460,700
Thomson Reuters Corp.	228,446	27,220,121
Waste Connections, Inc.	355,725	47,180,427
Wheaton Precious Metals Corp.	609,228	25,370,252
		2,289,256,624

Denmark 2.2%
Ambu A/S, Class B	231,421	6,507,802
AP Moller - Maersk A/S, A Shares	5,604	15,920,189
AP Moller - Maersk A/S, B Shares	7,801	23,348,157
Carlsberg A/S, B Shares	133,181	20,560,245
Chr Hansen Holding A/S	140,383	10,366,477
Coloplast A/S, B Shares	181,706	29,509,022
Danske Bank A/S	899,311	14,740,907
Demant A/S *	143,278	6,802,677
DSV A/S	266,424	57,582,085
Genmab A/S *	81,404	31,269,663
GN Store Nord A/S	176,418	10,066,305
H. Lundbeck A/S	84,900	2,118,276
Novo Nordisk A/S, B Shares	2,163,564	230,759,639
Novozymes A/S, B Shares	270,476	20,349,715
Orsted A/S	257,518	32,926,633
Pandora A/S	132,732	16,352,565
Rockwool International A/S, B Shares	8,435	3,487,800
Royal Unibrew A/S	67,493	7,146,516
SimCorp A/S	54,256	5,464,072
Tryg A/S	435,355	10,473,453
Vestas Wind Systems A/S	1,381,772	46,009,223
		601,761,421

Finland 1.2%
Elisa Oyj	197,964	11,800,986
Fortum Oyj	594,908	17,015,260
Huhtamaki Oyj	126,065	5,380,802
Kesko Oyj, B Shares	364,117	11,369,242
Kojamo Oyj	272,397	6,218,053
Kone Oyj, B Shares	534,134	35,015,127
Metso Outotec Oyj	834,561	8,388,681
Neste Oyj	570,374	26,816,884
Nokia Oyj *	7,653,815	42,339,080
Nokian Renkaat Oyj	185,106	6,844,473
Nordea Bank Abp	5,007,912	59,029,681
Orion Oyj, B Shares	142,765	5,831,669

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sampo Oyj, A Shares	689,087	33,654,863
Stora Enso Oyj, R Shares	784,987	13,231,632
UPM-Kymmene Oyj	725,235	26,163,203
Valmet Oyj	182,948	7,454,531
Wartsila Oyj Abp	655,455	9,063,630
		325,617,797

France 9.0%
Accor S.A. *	253,178	7,457,853
Aeroports de Paris *	40,303	4,677,138
Air Liquide S.A.	632,059	103,743,007
Airbus SE *	758,763	84,313,168
ALD S.A.	110,895	1,542,817
Alstom S.A.	406,003	14,386,266
Amundi S.A.	77,275	6,388,736
Arkema S.A.	90,104	11,724,276
Atos SE	136,648	5,814,056
AXA S.A.	2,630,839	72,106,988
BioMerieux	59,581	8,396,460
BNP Paribas S.A.	1,473,854	91,376,078
Bollore S.A.	1,384,312	7,379,549
Bouygues S.A.	293,507	9,894,627
Bureau Veritas S.A.	384,902	12,113,550
Capgemini SE	213,266	48,994,660
Carrefour S.A.	860,127	14,154,485
Cie de Saint-Gobain	643,293	40,679,413
Cie Generale des Etablissements Michelin S.C.A.	237,175	34,838,828
Cie Plastic Omnium S.A.	77,666	1,933,749
CNP Assurances	215,283	5,226,898
Covivio	71,199	5,867,968
Credit Agricole S.A.	1,702,602	23,123,873
Danone S.A.	818,769	47,914,320
Dassault Aviation S.A.	31,620	2,975,447
Dassault Systemes SE	906,857	54,294,135
Edenred	344,685	15,332,869
Eiffage S.A.	104,408	9,662,630
Electricite de France S.A.	696,448	9,712,793
Engie S.A.	2,264,560	32,652,548
EssilorLuxottica S.A.	402,097	80,119,326
Eurazeo SE	59,521	4,847,222
Eurofins Scientific SE	165,010	20,976,941
Euronext N.V.	110,483	10,800,638
Faurecia SE	165,572	7,063,342
Gecina S.A.	69,991	9,406,556
Getlink SE	624,171	9,168,498
Hermes International	42,109	78,348,719
ICADE	44,421	3,132,518
Imerys S.A.	55,954	2,174,133
Ipsen S.A.	46,723	4,530,224
JCDecaux S.A. *	103,893	2,642,888
Kering S.A.	100,082	76,761,282
Klepierre S.A. *	249,982	5,257,581
La Francaise des Jeux SAEM	120,594	5,551,791
Legrand S.A.	361,617	39,392,956
L'Oreal S.A.	327,412	146,492,653
LVMH Moet Hennessy Louis Vuitton SE	340,020	262,780,043
Neoen S.A. *	38,782	1,615,162
Orange S.A.	2,602,492	27,858,263
Orpea S.A.	67,360	6,323,423
Pernod-Ricard S.A.	284,767	64,908,086
Publicis Groupe S.A.	311,664	20,045,228
Remy Cointreau S.A.	32,653	7,608,123
Renault S.A. *	256,080	8,203,415
Rexel S.A. *	409,815	7,484,395
Rubis S.C.A.	128,387	3,508,761
Safran S.A.	476,381	52,967,268
SECURITY	NUMBER OF SHARES	VALUE ($)
Sanofi	1,480,571	139,755,277
Sartorius Stedim Biotech	32,476	19,059,771
Schneider Electric SE	722,771	127,092,953
SCOR SE	210,030	6,569,828
SEB S.A.	40,659	5,990,740
Societe Generale S.A.	1,062,353	32,937,888
Sodexo S.A. *	122,792	10,233,415
SOITEC *	29,753	7,789,769
STMicroelectronics N.V.	863,503	41,915,734
Suez S.A.	511,885	11,370,869
TechnipFMC plc *	643,384	3,654,278
Teleperformance	79,695	32,535,894
Thales S.A.	135,669	11,068,351
Total SE	3,301,800	150,927,323
UbiSoft Entertainment S.A. *	130,223	6,641,495
Valeo S.A.	330,147	9,491,009
Veolia Environnement S.A.	826,251	26,412,801
Vinci S.A.	681,696	64,193,747
Vivendi SE	1,013,719	12,836,725
Wendel SE	38,372	4,366,663
Worldline S.A. *	331,188	17,291,643
		2,500,784,793

Germany 6.9%
1&1 AG	69,336	1,954,237
adidas AG	260,607	74,962,848
Allianz SE	559,042	121,094,356
Aroundtown S.A.	1,630,240	9,725,491
Auto1 Group SE *	126,121	3,520,653
BASF SE	1,243,938	81,042,228
Bayer AG	1,339,062	67,102,694
Bayerische Motoren Werke AG	431,452	41,269,892
Bechtle AG	115,850	8,316,961
Beiersdorf AG	136,735	13,577,846
Brenntag SE	209,038	17,811,695
Carl Zeiss Meditec AG, Class B	49,035	9,766,543
Commerzbank AG *	1,432,887	10,056,168
Continental AG *	151,161	16,112,905
Covestro AG	246,313	13,818,137
CTS Eventim AG & Co., KGaA *	81,821	5,282,725
Daimler AG	1,145,465	107,014,847
Delivery Hero SE *	256,142	33,934,494
Deutsche Bank AG *	2,780,534	33,363,341
Deutsche Boerse AG	249,927	38,990,654
Deutsche Lufthansa AG *	832,586	5,024,109
Deutsche Post AG	1,328,108	77,989,897
Deutsche Telekom AG	4,395,136	77,116,415
Deutsche Wohnen SE	57,968	2,584,504
DWS Group GmbH & Co. KGaA	48,499	1,894,290
E.ON SE	2,931,935	35,952,229
Evonik Industries AG	263,304	7,886,539
Evotec SE *	198,261	9,328,197
Fielmann AG	33,327	2,168,244
Fraport AG Frankfurt Airport Services Worldwide *	48,190	2,989,856
Fresenius Medical Care AG & Co. KGaA	279,623	16,612,171
Fresenius SE & Co. KGaA	549,324	20,710,600
FUCHS PETROLUB SE	39,510	1,366,194
GEA Group AG	228,780	11,518,636
Hannover Rueck SE	81,035	14,106,091
HeidelbergCement AG	200,851	13,370,247
Hella GmbH & Co. KGaA	61,189	4,242,660
HelloFresh SE *	222,363	22,376,088
Henkel AG & Co. KGaA	130,410	9,622,052
HOCHTIEF AG	26,548	1,991,365
Infineon Technologies AG	1,770,934	79,595,003
KION Group AG	107,661	11,560,880

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Knorr-Bremse AG	92,699	9,157,054
LANXESS AG	120,971	6,982,540
LEG Immobilien SE	97,706	13,582,268
Merck KGaA	176,753	43,550,854
METRO AG	178,759	2,008,087
MTU Aero Engines AG	73,334	13,615,758
Muenchener Rueckversicherungs-Gesellschaft AG	190,303	51,055,779
Nemetschek SE	76,383	9,612,196
ProSiebenSat.1 Media SE	216,461	3,166,212
Puma SE	133,215	16,006,823
QIAGEN N.V. *	302,396	16,678,471
Rational AG	4,534	4,155,246
Rheinmetall AG	60,335	5,339,326
RTL Group S.A. *	54,352	2,787,298
RWE AG	859,803	33,050,176
SAP SE	1,510,681	192,453,837
Sartorius AG	2,773	1,694,860
Scout24 SE	114,335	7,541,555
Siemens AG	1,026,164	163,185,504
Siemens Energy AG *	586,933	15,485,679
Siemens Healthineers AG	380,190	27,525,223
Symrise AG	174,731	24,486,315
Talanx AG *	77,361	3,437,822
Teamviewer AG *	216,282	2,918,930
Telefonica Deutschland Holding AG	859,269	2,280,642
ThyssenKrupp AG *	625,477	6,853,096
Traton SE	64,834	1,517,925
Uniper SE	127,003	5,492,315
United Internet AG	148,183	5,529,248
Vantage Towers AG	95,905	3,162,955
Varta AG (a)	19,285	2,444,230
Vitesco Technologies Group AG *	28,454	1,255,491
Volkswagen AG	43,047	11,938,993
Vonovia SE	786,922	43,402,214
Wacker Chemie AG	19,898	3,405,493
Zalando SE *	297,093	26,839,579
		1,922,324,976

Hong Kong 2.8%
AAC Technologies Holdings, Inc.	950,015	4,143,296
AIA Group Ltd.	16,538,733	174,067,362
ASM Pacific Technology Ltd.	423,951	4,467,451
BeiGene Ltd. *	823,424	21,990,787
BOC Aviation Ltd.	321,815	2,272,480
BOC Hong Kong Holdings Ltd.	4,918,697	14,858,587
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	2,363,329	6,002,413
Champion REIT	3,442,412	1,779,526
Chow Tai Fook Jewellery Group Ltd.	2,395,499	4,295,757
CK Asset Holdings Ltd.	2,709,809	15,502,797
CK Hutchison Holdings Ltd.	3,658,078	22,922,082
CK Infrastructure Holdings Ltd.	877,364	5,081,291
CLP Holdings Ltd.	2,273,591	22,281,387
Dairy Farm International Holdings Ltd.	571,910	1,784,359
ESR Cayman Ltd. *	2,568,381	8,499,937
First Pacific Co., Ltd.	3,792,158	1,362,012
Galaxy Entertainment Group Ltd. *	2,943,288	16,102,315
Hang Lung Group Ltd.	1,208,179	2,674,906
Hang Lung Properties Ltd.	2,806,431	5,565,451
Hang Seng Bank Ltd.	989,876	17,522,514
Henderson Land Development Co., Ltd.	1,815,258	7,427,892
Hong Kong & China Gas Co., Ltd.	15,066,507	22,495,833
SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong Exchanges & Clearing Ltd.	1,736,250	95,767,299
Hongkong Land Holdings Ltd.	1,616,595	8,729,613
Huabao International Holdings Ltd.	1,166,135	3,358,162
Hysan Development Co., Ltd.	888,203	2,711,601
Jardine Matheson Holdings Ltd.	280,708	15,885,266
JS Global Lifestyle Co., Ltd.	882,017	1,749,134
Kerry Logistics Network Ltd.	703,984	2,000,198
Kerry Properties Ltd.	825,389	2,143,978
Lee & Man Paper Manufacturing Ltd.	2,026,375	1,398,423
Lenovo Group Ltd.	10,503,295	10,737,926
Link REIT	2,857,712	24,780,022
L'Occitane International S.A.	594,236	2,347,720
Man Wah Holdings Ltd.	2,086,399	3,297,195
Melco International Development Ltd. *	1,154,326	1,454,040
Microport Scientific Corp.	731,484	3,058,856
Minth Group Ltd.	965,334	4,470,142
MMG Ltd. *	3,275,104	1,188,907
MTR Corp., Ltd.	1,965,032	10,485,750
NagaCorp Ltd.	2,163,952	1,745,962
New World Development Co., Ltd.	1,954,740	7,722,826
Nexteer Automotive Group Ltd.	1,170,080	1,521,914
NWS Holdings Ltd.	2,060,442	1,924,103
PCCW Ltd.	6,451,812	3,260,727
Power Assets Holdings Ltd.	1,871,820	11,272,914
PRADA S.p.A.	716,290	4,548,106
Samsonite International S.A. *	1,970,956	3,691,189
Sands China Ltd. *	3,310,590	7,609,917
Shangri-La Asia Ltd. *	1,785,911	1,413,453
Sino Land Co., Ltd.	4,746,998	5,675,073
SITC International Holdings Co., Ltd.	1,658,219	6,647,042
SJM Holdings Ltd. *(a)	3,004,348	2,138,847
Sun Hung Kai Properties Ltd.	1,934,116	23,519,462
Swire Pacific Ltd., A Shares	604,801	3,347,571
Swire Pacific Ltd., B Shares	1,810,383	1,718,457
Swire Properties Ltd.	1,509,341	3,585,625
Techtronic Industries Co., Ltd.	1,708,083	35,253,443
The Bank of East Asia Ltd.	1,799,626	2,599,305
The Wharf Holdings Ltd.	1,907,403	6,667,231
Tingyi Cayman Islands Holding Corp.	2,645,649	5,124,432
Uni-President China Holdings Ltd.	2,079,048	2,040,152
United Energy Group Ltd.	12,015,915	1,078,925
Vitasoy International Holdings Ltd.	1,107,541	2,210,578
VTech Holdings Ltd.	235,889	1,950,146
Want Want China Holdings Ltd.	8,494,929	7,180,947
WH Group Ltd.	11,643,283	7,303,329
Wharf Real Estate Investment Co., Ltd.	2,262,256	11,462,395
Wynn Macau Ltd. *(a)	2,373,242	2,115,745
Xinyi Glass Holdings Ltd.	2,812,585	6,862,031
Yue Yuen Industrial Holdings Ltd. *	1,044,849	1,812,036
		763,668,550

Ireland 0.2%
AIB Group plc *	1,095,544	2,384,285
Glanbia plc	284,046	3,648,030
Kerry Group plc, A Shares	209,511	25,610,660
Kingspan Group plc	206,643	23,771,452
		55,414,427

Israel 0.6%
Airport City Ltd. *	104,634	2,189,554
Alony Hetz Properties & Investments Ltd.	143,990	2,468,805
Amot Investments Ltd.	228,922	1,773,598
Azrieli Group Ltd.	50,518	4,616,232

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bank Hapoalim B.M.	1,632,809	15,967,132
Bank Leumi Le-Israel	2,015,018	19,506,467
Bezeq The Israeli Telecommunication Corp., Ltd. *	3,178,142	4,519,092
Big Shopping Centers Ltd.	14,814	2,279,475
Elbit Systems Ltd.	33,508	4,904,985
Electra Ltd.	2,478	1,631,603
Enlight Renewable Energy Ltd. *	1,393,960	3,657,616
First International Bank of Israel Ltd.	80,348	3,215,807
Gav-Yam Lands Corp., Ltd.	152,453	1,790,348
Harel Insurance Investments & Financial Services Ltd.	168,370	1,778,475
ICL Group Ltd.	967,055	8,477,634
Israel Discount Bank Ltd., A Shares *	1,626,177	9,997,632
Maytronics Ltd.	70,760	1,796,709
Melisron Ltd. *	24,559	2,149,833
Mivne Real Estate KD Ltd.	1,039,655	4,180,861
Mizrahi Tefahot Bank Ltd.	195,253	7,219,772
Nice Ltd. *	86,208	24,598,414
Nova Measuring Instruments Ltd. *	42,563	5,614,455
Paz Oil Co., Ltd. *	13,492	1,672,663
Shapir Engineering and Industry Ltd.	162,850	1,392,468
Shikun & Binui Ltd. *	302,778	1,885,485
Shufersal Ltd.	231,414	1,875,168
Strauss Group Ltd.	75,532	2,219,224
Teva Pharmaceutical Industries Ltd. *	1,356,664	11,552,948
The Israel Corp., Ltd. *	5,624	2,161,669
The Phoenix Holdings Ltd.	171,123	2,130,178
Tower Semiconductor Ltd. *	157,075	5,543,853
		164,768,155

Italy 2.1%
A2A S.p.A.	2,177,695	4,233,246
Amplifon S.p.A.	177,014	8,591,529
Assicurazioni Generali S.p.A.	1,742,173	34,768,354
Atlantia S.p.A. *	665,266	12,078,523
Banca Mediolanum S.p.A.	343,794	3,191,766
Buzzi Unicem S.p.A.	135,566	2,826,787
CNH Industrial N.V.	1,342,335	22,142,714
Davide Campari-Milano N.V.	688,907	9,979,833
De'Longhi S.p.A.	92,724	3,087,269
DiaSorin S.p.A.	31,020	6,590,417
Enel S.p.A.	10,570,279	79,799,262
Eni S.p.A.	3,425,653	44,890,566
EXOR N.V.	138,207	12,087,464
Ferrari N.V.	165,829	43,248,459
FinecoBank Banca Fineco S.p.A.	834,666	14,552,857
Hera S.p.A.	1,085,478	4,160,277
Infrastrutture Wireless Italiane S.p.A.	491,134	5,602,835
Interpump Group S.p.A.	108,546	7,281,891
Intesa Sanpaolo S.p.A.	22,531,638	53,652,494
Italgas S.p.A.	701,834	4,398,633
Leonardo S.p.A. *	542,301	3,651,497
Mediobanca Banca di Credito Finanziario S.p.A.	950,421	10,451,887
Moncler S.p.A.	295,890	21,342,088
Nexi S.p.A. *	803,000	12,251,780
Pirelli & C S.p.A.	752,712	4,598,888
Poste Italiane S.p.A.	607,218	7,614,019
Prysmian S.p.A.	358,705	13,239,237
Recordati Industria Chimica e Farmaceutica S.p.A.	133,123	8,307,310
Reply S.p.A.	30,497	5,880,288
Snam S.p.A.	3,046,634	17,057,296
Stellantis N.V.	2,751,760	46,894,353
Telecom Italia S.p.A.	15,333,165	7,939,145
Tenaris S.A.	652,483	6,361,675
Terna S.p.A.	1,910,446	14,141,018
SECURITY	NUMBER OF SHARES	VALUE ($)
UniCredit S.p.A.	2,954,634	35,552,121
UnipolSai Assicurazioni S.p.A.	584,768	1,577,083
		594,024,861

Japan 21.4%
ABC-Mart, Inc.	34,115	1,604,422
Acom Co., Ltd.	532,070	1,579,176
Activia Properties, Inc.	879	3,344,295
Advance Residence Investment Corp.	1,762	5,408,050
Advantest Corp.	266,469	23,444,672
Aeon Co., Ltd.	958,675	22,327,853
AEON Financial Service Co., Ltd.	187,753	2,028,913
Aeon Mall Co., Ltd.	157,339	2,226,816
AEON REIT Investment Corp.	1,980	2,650,579
AGC, Inc.	253,071	12,369,933
Aica Kogyo Co., Ltd.	73,417	2,143,444
Ain Holdings, Inc.	36,707	1,975,250
Air Water, Inc.	253,089	3,737,992
Aisin Corp.	235,816	8,660,467
Ajinomoto Co., Inc.	663,903	19,920,891
Alfresa Holdings Corp.	235,840	3,194,521
Alps Alpine Co., Ltd.	306,774	2,763,924
Amada Co., Ltd.	434,740	4,070,004
Amano Corp.	96,934	2,126,581
ANA Holdings, Inc. *	212,711	4,195,396
Anritsu Corp.	190,063	2,954,434
Aozora Bank Ltd.	162,570	3,539,328
Ariake Japan Co., Ltd.	26,367	1,486,184
As One Corp.	16,346	2,022,646
Asahi Group Holdings Ltd.	571,003	21,091,079
Asahi Intecc Co., Ltd.	268,513	5,883,662
Asahi Kasei Corp.	1,685,200	15,902,874
Asics Corp.	247,213	6,135,420
Astellas Pharma, Inc.	2,536,138	39,746,863
Azbil Corp.	174,281	7,705,232
Bandai Namco Holdings, Inc.	265,883	20,693,188
BayCurrent Consulting, Inc.	18,216	7,588,329
Benefit One, Inc.	81,016	3,795,897
Benesse Holdings, Inc.	103,966	2,013,486
Bic Camera, Inc.	209,181	1,726,211
Bridgestone Corp.	780,503	31,654,554
Brother Industries Ltd.	325,161	5,595,707
Calbee, Inc.	102,418	2,298,305
Canon Marketing Japan, Inc.	68,840	1,333,815
Canon, Inc.	1,357,106	29,880,356
Capcom Co., Ltd.	244,950	6,102,986
Casio Computer Co., Ltd.	295,880	3,841,007
Central Japan Railway Co.	246,556	33,874,443
Chubu Electric Power Co., Inc.	967,723	9,767,146
Chugai Pharmaceutical Co., Ltd.	888,963	28,811,342
Coca-Cola Bottlers Japan Holdings, Inc.	199,141	2,218,621
COMSYS Holdings Corp.	149,146	3,252,327
Concordia Financial Group Ltd.	1,523,995	5,543,264
Cosmo Energy Holdings Co., Ltd.	85,311	1,671,733
Cosmos Pharmaceutical Corp.	23,252	3,606,215
Credit Saison Co., Ltd.	216,171	2,139,911
CyberAgent, Inc.	518,649	9,560,371
Dai Nippon Printing Co., Ltd.	358,915	8,417,726
Daicel Corp.	377,989	2,606,591
Daido Steel Co., Ltd.	51,857	1,794,866
Daifuku Co., Ltd.	130,176	10,421,417
Dai-ichi Life Holdings, Inc.	1,418,523	28,571,598
Daiichi Sankyo Co., Ltd.	2,560,733	63,699,770
Daiichikosho Co., Ltd.	53,494	1,686,631
Daikin Industries Ltd.	360,331	73,465,698
Daio Paper Corp.	116,220	1,841,383
Daito Trust Construction Co., Ltd.	88,929	9,625,588

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daiwa House Industry Co., Ltd.	864,899	25,258,753
Daiwa House REIT Investment Corp.	2,944	8,387,723
Daiwa Office Investment Corp.	345	2,169,448
Daiwa Securities Group, Inc.	2,072,918	11,517,935
DeNA Co., Ltd.	130,078	1,924,621
Denka Co., Ltd.	113,572	3,345,795
Denso Corp.	622,262	45,656,477
Dentsu Group, Inc.	292,549	9,301,175
DIC Corp.	117,013	2,931,895
Disco Corp.	37,874	10,874,036
DMG Mori Co., Ltd.	139,921	2,186,092
Dowa Holdings Co., Ltd.	76,561	2,845,457
East Japan Railway Co.	491,955	30,268,155
Ebara Corp.	133,009	7,145,668
Eisai Co., Ltd.	359,182	21,741,670
Electric Power Development Co., Ltd.	237,163	3,018,191
ENEOS Holdings, Inc.	4,102,721	15,298,710
Exeo Group, Inc.	144,868	3,069,729
Ezaki Glico Co., Ltd.	68,892	2,126,615
Fancl Corp.	92,460	2,788,987
FANUC Corp.	260,939	51,121,477
Fast Retailing Co., Ltd.	70,411	41,795,776
Food & Life Cos. Ltd.	140,123	5,954,410
FP Corp.	61,536	2,029,612
Fuji Electric Co., Ltd.	170,884	8,939,636
Fuji Kyuko Co., Ltd.	33,132	1,197,823
Fuji Oil Holdings, Inc.	63,568	1,251,821
FUJIFILM Holdings Corp.	480,890	37,824,903
Fujitsu General Ltd.	81,679	1,855,932
Fujitsu Ltd.	255,106	42,227,463
Fukuoka Financial Group, Inc.	226,501	3,666,466
Fukuyama Transporting Co., Ltd.	43,865	1,452,573
Furukawa Electric Co., Ltd.	88,609	1,759,772
Fuyo General Lease Co., Ltd.	26,607	1,682,489
GLP J-REIT	5,902	9,371,884
GMO Internet, Inc.	77,020	1,938,642
GMO Payment Gateway, Inc.	57,496	7,712,044
Goldwin, Inc.	48,289	2,743,089
GS Yuasa Corp.	106,296	2,158,779
H.U. Group Holdings, Inc.	74,410	1,875,568
Hakuhodo DY Holdings, Inc.	337,924	5,038,578
Hamamatsu Photonics K.K.	170,665	10,491,362
Hankyu Hanshin Holdings, Inc.	288,519	8,550,499
Haseko Corp.	354,740	4,230,199
Heiwa Corp.	85,102	1,385,076
Hikari Tsushin, Inc.	30,922	4,482,594
Hino Motors Ltd.	365,665	3,040,097
Hirogin Holdings, Inc.	395,735	2,167,838
Hirose Electric Co., Ltd.	43,528	7,302,905
Hisamitsu Pharmaceutical Co., Inc.	98,861	3,474,001
Hitachi Construction Machinery Co., Ltd.	142,284	4,135,252
Hitachi Ltd.	1,258,846	74,148,241
Hitachi Metals Ltd. *	258,160	4,779,183
Hitachi Transport System Ltd.	44,812	1,827,289
Honda Motor Co., Ltd.	2,341,299	63,942,650
Horiba Ltd.	55,962	3,326,818
Hoshizaki Corp.	71,707	5,443,783
House Foods Group, Inc.	99,968	2,455,509
Hoya Corp.	486,162	77,155,658
Hulic Co., Ltd.	609,970	5,780,331
Ibiden Co., Ltd.	144,786	9,015,254
Idemitsu Kosan Co., Ltd.	321,579	8,301,097
IHI Corp.	173,011	3,262,289
Iida Group Holdings Co., Ltd.	190,679	3,943,056
Industrial & Infrastructure Fund Investment Corp.	2,655	4,742,032
INFRONEER Holdings, Inc.	298,650	2,469,790
Inpex Corp.	1,229,572	10,146,717
SECURITY	NUMBER OF SHARES	VALUE ($)
Internet Initiative Japan, Inc.	75,870	3,247,419
IR Japan Holdings Ltd.	11,708	731,073
Isetan Mitsukoshi Holdings Ltd.	469,325	3,207,505
Isuzu Motors Ltd.	720,857	9,726,126
Ito En Ltd.	77,442	4,549,193
ITOCHU Corp.	1,841,230	52,863,709
Itochu Techno-Solutions Corp.	135,357	4,404,810
Iwatani Corp.	69,672	3,515,968
Izumi Co., Ltd.	55,839	1,546,644
J Front Retailing Co., Ltd.	347,043	2,848,598
Japan Airlines Co., Ltd. *	216,662	3,923,176
Japan Airport Terminal Co., Ltd. *	71,010	3,126,954
Japan Exchange Group, Inc.	721,224	15,619,268
Japan Hotel REIT Investment Corp.	5,914	3,052,185
Japan Logistics Fund, Inc.	1,103	3,050,262
Japan Metropolitan Fund Invest	9,245	7,963,019
Japan Post Bank Co., Ltd.	566,859	4,632,922
Japan Post Holdings Co., Ltd. *	3,079,094	23,212,862
Japan Post Insurance Co., Ltd.	273,951	4,241,542
Japan Prime Realty Investment Corp.	1,229	4,378,269
Japan Real Estate Investment Corp.	1,793	10,343,168
Japan Tobacco, Inc.	1,600,817	32,052,996
JCR Pharmaceuticals Co., Ltd.	75,662	1,665,237
Jeol Ltd.	56,889	4,744,716
JFE Holdings, Inc.	708,770	8,214,728
JGC Holdings Corp.	307,706	2,593,462
JSR Corp.	249,150	9,303,765
JTEKT Corp.	314,919	2,751,329
Justsystems Corp.	48,308	2,208,098
Kadokawa Corp.	58,516	3,102,438
Kagome Co., Ltd.	107,082	2,607,616
Kajima Corp.	595,863	6,565,015
Kakaku.com, Inc.	177,925	4,975,225
Kaken Pharmaceutical Co., Ltd.	46,354	1,651,345
Kamigumi Co., Ltd.	146,875	2,715,140
Kaneka Corp.	77,079	2,511,712
Kansai Paint Co., Ltd.	259,470	5,827,192
Kao Corp.	631,675	32,194,313
Kawasaki Heavy Industries Ltd.	188,964	3,175,334
Kawasaki Kisen Kaisha Ltd. *	112,105	4,808,238
KDDI Corp.	2,291,254	66,591,556
Keihan Holdings Co., Ltd.	134,379	3,015,524
Keikyu Corp.	349,174	3,450,379
Keio Corp.	155,674	7,005,981
Keisei Electric Railway Co., Ltd.	191,078	5,233,631
Kenedix Office Investment Corp.	484	2,936,950
Kewpie Corp.	142,824	2,904,405
Keyence Corp.	245,931	152,330,153
Kikkoman Corp.	249,656	19,041,094
Kinden Corp.	184,775	2,673,701
Kintetsu Group Holdings Co., Ltd. *	242,739	6,969,300
Kirin Holdings Co., Ltd.	1,043,453	16,697,821
Kobayashi Pharmaceutical Co., Ltd.	84,263	6,619,631
Kobe Bussan Co., Ltd.	62,762	2,365,770
Kobe Steel Ltd.	435,106	2,103,776
Koei Tecmo Holdings Co., Ltd.	101,539	4,252,217
Koito Manufacturing Co., Ltd.	155,224	8,926,969
Kokuyo Co., Ltd.	126,208	1,840,684
Komatsu Ltd.	1,242,390	28,361,221
Konami Holdings Corp.	127,661	6,532,304
Konica Minolta, Inc.	639,572	2,641,766
Kose Corp.	39,250	4,725,417
Kotobuki Spirits Co., Ltd.	24,551	1,331,931
K's Holdings Corp.	230,169	2,329,157
Kubota Corp.	1,478,524	30,847,887
Kuraray Co., Ltd.	477,939	3,973,530
Kurita Water Industries Ltd.	150,151	7,008,678
Kusuri no Aoki Holdings Co., Ltd.	22,237	1,408,112
Kyocera Corp.	416,465	24,688,237

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kyowa Kirin Co., Ltd.	333,753	9,317,865
Kyudenko Corp.	54,270	1,605,947
Kyushu Electric Power Co., Inc.	637,181	4,551,092
Kyushu Financial Group, Inc.	533,205	1,784,472
Kyushu Railway Co.	219,150	4,622,522
LaSalle Logiport REIT	2,280	3,759,003
Lasertec Corp.	103,615	27,143,671
Lawson, Inc.	66,918	3,265,011
Lintec Corp.	68,407	1,506,165
Lion Corp.	345,811	4,906,438
Lixil Corp.	352,808	8,666,005
M3, Inc.	574,252	30,946,743
Mabuchi Motor Co., Ltd.	68,994	2,266,481
Makita Corp.	333,513	14,639,383
Mani, Inc.	88,116	1,288,234
Marubeni Corp.	2,123,713	19,031,027
Marui Group Co., Ltd.	281,849	5,178,009
Maruichi Steel Tube Ltd.	88,557	1,892,887
MatsukiyoCocokara & Co.	152,432	5,974,040
Mazda Motor Corp. *	762,079	6,161,333
Mebuki Financial Group, Inc.	1,331,318	2,626,406
Medipal Holdings Corp.	199,531	3,584,863
MEIJI Holdings Co., Ltd.	182,786	10,721,342
Menicon Co., Ltd.	70,804	2,341,530
MINEBEA MITSUMI, Inc.	559,190	14,774,495
MISUMI Group, Inc.	386,838	16,302,081
Mitsubishi Chemical Holdings Corp.	1,717,633	13,496,606
Mitsubishi Corp.	1,629,811	48,673,998
Mitsubishi Electric Corp.	2,686,985	33,710,072
Mitsubishi Estate Co., Ltd.	1,526,618	21,041,500
Mitsubishi Gas Chemical Co., Inc.	250,075	4,160,392
Mitsubishi HC Capital, Inc.	860,811	4,048,378
Mitsubishi Heavy Industries Ltd.	387,157	8,732,301
Mitsubishi Logistics Corp.	84,229	2,057,785
Mitsubishi Materials Corp.	177,113	3,047,944
Mitsubishi Motors Corp. *	869,766	2,803,596
Mitsubishi UFJ Financial Group, Inc.	16,887,454	89,445,725
Mitsui & Co., Ltd.	2,164,529	48,744,556
Mitsui Chemicals, Inc.	235,934	6,327,175
Mitsui Fudosan Co., Ltd.	1,247,058	25,656,149
Mitsui Fudosan Logistics Park Inc.	714	3,666,053
Mitsui Mining & Smelting Co., Ltd.	75,699	1,953,394
Mitsui OSK Lines Ltd.	148,114	8,478,938
Miura Co., Ltd.	134,507	4,720,687
Mizuho Financial Group, Inc.	3,450,008	42,599,068
MonotaRO Co., Ltd.	319,156	6,341,239
Mori Hills Reit Investment Corp.	2,020	2,675,662
Morinaga & Co., Ltd.	55,587	1,728,144
Morinaga Milk Industry Co., Ltd.	56,954	2,728,696
MS&AD Insurance Group Holdings, Inc.	632,521	18,472,321
Murata Manufacturing Co., Ltd.	778,896	57,485,125
Nabtesco Corp.	150,546	4,355,486
Nagase & Co., Ltd.	152,007	2,253,096
Nagoya Railroad Co., Ltd. *	266,703	3,899,132
Nankai Electric Railway Co., Ltd.	146,209	2,616,555
NEC Corp.	358,035	16,144,605
NEC Networks & System Integration Corp.	88,676	1,412,787
NET One Systems Co., Ltd.	117,581	3,531,210
Nexon Co., Ltd.	562,345	11,163,201
NGK Insulators Ltd.	351,383	5,561,101
NGK Spark Plug Co., Ltd.	263,097	4,374,716
NH Foods Ltd.	133,031	4,534,149
NHK Spring Co., Ltd.	227,114	1,694,179
Nichirei Corp.	142,989	3,275,480
Nidec Corp.	630,807	72,222,388
Nifco, Inc.	115,430	3,171,796
Nihon Kohden Corp.	105,463	3,106,907
SECURITY	NUMBER OF SHARES	VALUE ($)
Nihon M&A Center Holdings, Inc.	353,074	10,370,354
Nihon Unisys Ltd.	101,827	2,941,499
Nikon Corp.	449,018	4,654,491
Nintendo Co., Ltd.	146,072	64,452,043
Nippo Corp.	63,876	2,255,870
Nippon Accommodations Fund, Inc.	588	3,210,709
Nippon Building Fund, Inc.	1,988	12,255,934
Nippon Electric Glass Co., Ltd.	109,771	2,841,314
Nippon Express Co., Ltd.	93,664	5,337,145
Nippon Kayaku Co., Ltd.	233,989	2,295,687
Nippon Paint Holdings Co., Ltd.	1,081,558	11,363,765
Nippon Prologis REIT, Inc.	2,990	9,730,107
Nippon Sanso Holdings Corp.	193,888	4,103,332
Nippon Shinyaku Co., Ltd.	68,980	5,103,105
Nippon Shokubai Co., Ltd.	44,720	1,996,833
Nippon Steel Corp.	1,103,851	16,522,038
Nippon Telegraph & Telephone Corp.	1,640,126	45,139,757
Nippon Yusen K.K.	215,720	14,058,990
Nipro Corp.	164,008	1,552,764
Nishi-Nippon Railroad Co., Ltd.	98,594	2,209,020
Nissan Chemical Corp.	181,029	10,426,964
Nissan Motor Co., Ltd. *	2,647,270	13,123,856
Nisshin Seifun Group, Inc.	353,082	5,087,341
Nissin Foods Holdings Co., Ltd.	95,140	6,988,133
Nitori Holdings Co., Ltd.	100,560	15,968,090
Nitto Denko Corp.	199,844	13,904,334
NOF Corp.	92,574	4,565,718
NOK Corp.	164,671	1,760,629
Nomura Holdings, Inc.	4,116,426	17,307,515
Nomura Real Estate Holdings, Inc.	155,608	3,378,165
Nomura Real Estate Master Fund, Inc.	6,213	8,831,549
Nomura Research Institute Ltd.	352,573	15,153,078
NS Solutions Corp.	48,816	1,478,947
NSK Ltd.	589,240	4,001,092
NTT Data Corp.	861,834	18,171,039
Obayashi Corp.	917,126	6,752,542
OBIC Business Consultants Co. Ltd	34,308	1,540,982
Obic Co., Ltd.	90,841	16,792,924
Odakyu Electric Railway Co., Ltd.	418,602	8,062,729
Oji Holdings Corp.	1,171,425	5,416,338
OKUMA Corp.	44,308	1,851,614
Olympus Corp.	1,442,597	32,258,169
Omron Corp.	253,109	24,442,646
Ono Pharmaceutical Co., Ltd.	588,145	12,978,091
Open House Co., Ltd.	102,748	5,827,620
Oracle Corp. Japan	44,834	4,406,600
Oriental Land Co., Ltd.	256,213	40,255,757
ORIX Corp.	1,665,744	32,934,918
Orix JREIT, Inc.	3,580	5,691,048
Osaka Gas Co., Ltd.	549,292	8,838,403
OSG Corp.	111,650	1,618,529
Otsuka Corp.	138,330	6,322,891
Otsuka Holdings Co., Ltd.	572,151	20,891,612
PALTAC Corp.	41,612	1,614,346
Pan Pacific International Holdings Corp.	577,735	9,850,676
Panasonic Corp.	2,884,986	31,569,819
Park24 Co., Ltd. *	148,204	2,101,444
Penta-Ocean Construction Co., Ltd.	399,216	2,288,869
PeptiDream, Inc. *	121,696	3,067,453
Persol Holdings Co., Ltd.	222,067	6,414,899
Pigeon Corp.	150,709	3,054,132
Pola Orbis Holdings, Inc.	103,311	1,839,754
Rakus Co. Ltd.	129,659	3,505,686
Rakuten Group, Inc.	1,122,283	11,475,367
Recruit Holdings Co., Ltd.	1,819,164	110,564,541
Relo Group, Inc.	141,613	2,610,384
Renesas Electronics Corp. *	1,333,904	16,940,328

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rengo Co., Ltd.	303,980	2,053,394
RENOVA, Inc. *	69,714	3,284,776
Resona Holdings, Inc.	2,956,872	10,822,810
Resorttrust, Inc.	85,643	1,402,933
Ricoh Co., Ltd.	875,194	7,731,028
Rinnai Corp.	49,749	4,696,898
Rohm Co., Ltd.	111,276	10,417,578
Rohto Pharmaceutical Co., Ltd.	131,789	3,754,788
Ryohin Keikaku Co., Ltd.	317,731	5,134,849
Sankyo Co., Ltd.	66,833	1,703,419
Sankyu, Inc.	66,329	2,634,584
Sansan, Inc. *	105,924	2,919,918
Santen Pharmaceutical Co., Ltd.	498,013	6,596,605
Sanwa Holdings Corp.	281,485	3,007,101
Sapporo Holdings Ltd.	89,743	1,723,015
Sawai Group Holdings Co., Ltd.	53,261	1,970,111
SBI Holdings, Inc.	330,372	8,507,708
SCREEN Holdings Co., Ltd.	52,598	5,327,201
SCSK Corp.	179,553	3,407,783
Secom Co., Ltd.	260,049	17,552,649
Sega Sammy Holdings, Inc.	270,541	4,396,038
Seibu Holdings, Inc. *	275,412	2,631,750
Seiko Epson Corp.	377,853	6,089,841
Seino Holdings Co., Ltd.	187,463	1,893,699
Sekisui Chemical Co., Ltd.	472,871	7,683,711
Sekisui House Ltd.	765,210	14,893,779
Sekisui House Reit, Inc.	5,637	4,095,755
Seven & i Holdings Co., Ltd.	1,049,060	42,075,118
Seven Bank Ltd.	922,413	1,852,219
SG Holdings Co., Ltd.	604,764	13,368,776
Sharp Corp.	271,906	3,041,267
SHIFT, Inc. *	14,754	3,290,072
Shikoku Electric Power Co., Inc.	214,737	1,427,861
Shimadzu Corp.	371,117	15,721,280
Shimamura Co., Ltd.	31,038	2,651,536
Shimano, Inc.	107,220	29,650,870
Shimizu Corp.	755,187	4,768,762
Shin-Etsu Chemical Co., Ltd.	540,115	90,379,893
Shinko Electric Industries Co., Ltd.	91,796	4,325,233
Shinsei Bank Ltd. (a)	244,527	4,126,238
Shionogi & Co., Ltd.	367,513	25,644,507
Ship Healthcare Holdings, Inc.	108,318	2,413,532
Shiseido Co., Ltd.	530,475	30,381,601
SHO-BOND Holdings Co., Ltd.	70,786	3,045,397
Shochiku Co., Ltd. *	12,620	1,218,153
Showa Denko K.K.	232,365	5,120,236
Skylark Holdings Co., Ltd. *	329,969	4,269,008
SMC Corp.	78,176	50,019,696
SMS Co., Ltd.	71,533	2,668,037
Softbank Corp.	3,723,470	51,238,909
SoftBank Group Corp.	1,829,320	97,149,144
Sohgo Security Services Co., Ltd.	88,938	3,791,095
Sojitz Corp.	314,934	4,454,481
Sompo Holdings, Inc.	444,061	18,279,459
Sony Group Corp.	1,688,747	205,618,277
Sotetsu Holdings, Inc.	104,312	1,814,401
Square Enix Holdings Co., Ltd.	110,784	5,785,804
Stanley Electric Co., Ltd.	194,294	5,051,353
Subaru Corp.	823,810	15,544,612
Sugi Holdings Co., Ltd.	46,701	2,936,678
SUMCO Corp.	391,218	8,572,376
Sumitomo Bakelite Co., Ltd.	44,532	2,082,566
Sumitomo Chemical Co., Ltd.	2,085,202	9,623,020
Sumitomo Corp.	1,524,250	20,753,802
Sumitomo Dainippon Pharma Co., Ltd.	261,461	3,182,343
Sumitomo Electric Industries Ltd.	1,016,847	13,339,148
Sumitomo Forestry Co., Ltd.	190,725	3,841,544
Sumitomo Heavy Industries Ltd.	154,361	3,427,223
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Metal Mining Co., Ltd.	318,606	11,877,751
Sumitomo Mitsui Financial Group, Inc.	1,767,671	57,648,384
Sumitomo Mitsui Trust Holdings, Inc.	495,586	15,538,211
Sumitomo Realty & Development Co., Ltd.	540,565	16,848,470
Sumitomo Rubber Industries Ltd.	233,152	2,338,810
Sundrug Co., Ltd.	90,216	2,374,879
Suntory Beverage & Food Ltd.	171,587	6,052,278
Suzuken Co., Ltd.	105,222	2,858,865
Suzuki Motor Corp.	615,145	24,839,842
Sysmex Corp.	258,715	32,263,899
T&D Holdings, Inc.	707,845	8,366,093
Taiheiyo Cement Corp.	168,160	3,256,716
Taisei Corp.	222,583	6,488,614
Taisho Pharmaceutical Holdings Co., Ltd.	58,994	2,899,172
Taiyo Yuden Co., Ltd.	173,853	9,584,920
Takara Bio, Inc.	61,980	1,440,532
Takara Holdings, Inc.	243,654	2,617,974
Takashimaya Co., Ltd.	187,380	1,642,019
Takeda Pharmaceutical Co., Ltd.	2,077,008	55,444,196
TDK Corp.	489,920	19,416,443
TechnoPro Holdings, Inc.	148,092	4,069,286
Teijin Ltd.	246,588	2,825,408
Terumo Corp.	895,432	36,497,065
The Bank of Kyoto Ltd.	97,096	4,126,013
The Chiba Bank Ltd.	829,812	4,830,734
The Chugoku Bank Ltd.	251,432	1,851,223
The Chugoku Electric Power Co., Inc.	412,926	3,240,275
The Hachijuni Bank Ltd.	615,548	1,929,940
The Iyo Bank Ltd.	381,052	1,758,521
The Kansai Electric Power Co., Inc.	1,005,245	9,092,312
The Shizuoka Bank Ltd.	683,192	4,813,542
The Yokohama Rubber Co., Ltd.	141,946	2,207,729
THK Co., Ltd.	171,062	4,084,276
TIS, Inc.	326,946	10,106,834
Tobu Railway Co., Ltd.	281,506	6,359,266
Toda Corp.	339,825	1,999,235
Toho Co., Ltd.	156,033	6,939,686
Toho Gas Co., Ltd.	124,375	3,510,695
Tohoku Electric Power Co., Inc.	644,414	4,460,869
Tokai Carbon Co., Ltd.	259,692	2,691,950
Tokio Marine Holdings, Inc.	876,937	44,084,340
Tokuyama Corp.	95,896	1,506,702
Tokyo Century Corp.	83,603	3,990,737
Tokyo Electric Power Co. Holdings, Inc. *	2,170,103	5,791,019
Tokyo Electron Ltd.	201,028	105,944,916
Tokyo Gas Co., Ltd.	608,835	10,429,205
Tokyo Ohka Kogyo Co., Ltd.	51,361	3,220,664
Tokyo Tatemono Co., Ltd.	266,482	3,773,861
Tokyu Corp.	653,650	9,043,852
Tokyu Fudosan Holdings Corp.	829,329	4,280,125
Toppan Printing Co., Ltd.	388,814	5,900,097
Toray Industries, Inc.	2,054,856	11,958,685
Toshiba Corp.	587,997	23,443,238
Toshiba TEC Corp.	32,748	1,256,044
Tosoh Corp.	377,447	5,421,780
TOTO Ltd.	196,066	8,685,649
Toyo Seikan Group Holdings Ltd.	214,584	2,619,344
Toyo Suisan Kaisha Ltd.	120,668	4,888,571
Toyo Tire Corp.	135,704	2,062,839
Toyoda Gosei Co., Ltd.	104,218	2,082,616
Toyota Boshoku Corp.	85,298	1,681,996
Toyota Industries Corp.	215,789	17,712,391
Toyota Motor Corp.	16,796,016	295,995,667
Toyota Tsusho Corp.	303,050	13,224,825
Trend Micro, Inc.	157,816	9,103,834

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TS Tech Co., Ltd.	146,894	1,724,512
Tsumura & Co.	96,873	2,760,000
Tsuruha Holdings, Inc.	51,449	5,799,878
Ube Industries Ltd.	141,791	2,372,653
Ulvac, Inc.	67,827	3,882,826
Unicharm Corp.	531,155	22,865,698
United Urban Investment Corp.	4,187	5,332,161
Ushio, Inc.	161,623	2,999,160
USS Co., Ltd.	286,858	4,208,952
Welcia Holdings Co., Ltd.	135,930	4,818,515
West Japan Railway Co.	322,759	13,922,882
Yakult Honsha Co., Ltd.	182,987	9,137,666
Yamada Holdings Co., Ltd.	1,005,841	3,507,975
Yamaguchi Financial Group, Inc.	318,684	1,742,946
Yamaha Corp.	217,888	11,168,331
Yamaha Motor Co., Ltd.	406,932	10,246,322
Yamato Holdings Co., Ltd.	460,782	10,161,593
Yamato Kogyo Co., Ltd.	45,421	1,394,092
Yamazaki Baking Co., Ltd.	166,161	2,158,505
Yaoko Co., Ltd.	30,387	1,790,383
Yaskawa Electric Corp.	355,329	15,928,703
Yokogawa Electric Corp.	347,133	6,527,183
Z Holdings Corp.	3,574,414	23,673,075
Zenkoku Hosho Co., Ltd.	73,412	3,206,865
Zensho Holdings Co., Ltd.	133,390	3,032,098
Zeon Corp.	200,053	2,119,545
ZOZO, Inc.	145,700	4,638,738
		5,929,445,209

Netherlands 4.3%
Aalberts N.V.	133,140	8,122,542
ABN AMRO Bank N.V.	589,241	8,356,946
Adyen N.V. *	39,502	108,824,305
Aegon N.V.	2,400,125	10,565,883
Akzo Nobel N.V.	254,886	26,658,720
ArcelorMittal S.A.	874,687	23,560,228
ASM International N.V.	64,665	28,881,854
ASML Holding N.V.	540,065	425,284,888
ASR Nederland N.V.	185,739	7,888,129
BE Semiconductor Industries N.V.	97,967	9,234,149
CTP NV	97,865	2,037,902
Galapagos N.V. *(a)	66,215	3,161,631
GrandVision N.V. *	66,279	2,118,744
Heineken Holding N.V.	143,048	11,842,641
Heineken N.V.	325,304	32,200,305
IMCD N.V.	78,394	17,303,921
ING Groep N.V.	5,318,328	73,080,878
InPost S.A. *	278,134	3,079,020
JDE Peet's N.V.	119,789	3,249,512
Just Eat Takeaway.com N.V *	246,338	15,302,977
Koninklijke Ahold Delhaize N.V.	1,323,870	44,182,894
Koninklijke DSM N.V.	225,233	48,207,262
Koninklijke KPN N.V.	4,471,653	13,091,595
Koninklijke Philips N.V.	1,236,997	43,434,793
Koninklijke Vopak N.V.	90,188	3,406,864
NN Group N.V.	429,899	21,262,318
Prosus N.V. *	1,201,593	95,920,235
Randstad N.V.	150,397	9,432,665
Signify N.V.	172,545	7,793,915
Unibail-Rodamco-Westfield *	184,960	12,116,716
Universal Music Group NV	1,017,370	28,983,791
Wolters Kluwer N.V.	354,568	39,614,842
		1,188,203,065

New Zealand 0.3%
Auckland International Airport Ltd. *	1,658,050	8,890,017
Contact Energy Ltd.	1,085,835	5,785,106
SECURITY	NUMBER OF SHARES	VALUE ($)
Fisher & Paykel Healthcare Corp., Ltd.	772,599	17,477,017
Fletcher Building Ltd.	1,118,021	5,121,906
Infratil Ltd.	688,413	3,677,068
Kiwi Property Group Ltd.	2,074,102	1,625,885
Mainfreight Ltd.	110,838	6,858,332
Mercury NZ Ltd.	961,096	3,926,821
Meridian Energy Ltd.	1,716,911	5,535,021
Ryman Healthcare Ltd.	581,169	4,851,605
SKYCITY Entertainment Group Ltd.	1,120,978	2,282,423
Spark New Zealand Ltd.	2,546,495	7,950,209
The a2 Milk Co., Ltd. *(a)	1,010,478	4,190,308
		78,171,718

Norway 0.6%
Adevinta A.S.A. *	380,016	5,405,354
Aker A.S.A., A Shares	33,861	3,067,850
Aker BP A.S.A.	173,295	5,447,238
DNB Bank A.S.A.	1,395,915	30,365,462
Equinor A.S.A.	1,311,683	32,923,980
Gjensidige Forsikring A.S.A.	228,459	5,150,222
Leroy Seafood Group A.S.A.	339,700	2,383,886
Mowi A.S.A.	602,700	13,639,772
Norsk Hydro A.S.A.	1,844,326	11,922,580
Orkla A.S.A.	1,036,045	9,417,402
Salmar A.S.A.	75,877	4,778,460
Scatec A.S.A.	162,048	2,849,203
Schibsted A.S.A., A Shares	107,531	4,771,498
Schibsted A.S.A., B Shares	131,485	5,042,157
Telenor A.S.A.	859,840	12,631,453
Tomra Systems A.S.A.	161,980	11,061,364
Yara International A.S.A.	221,467	10,831,073
		171,688,954

Poland 0.2%
Allegro.eu S.A. *	526,751	5,013,068
Bank Polska Kasa Opieki S.A.	218,126	6,262,230
CD Projekt S.A.	86,678	3,829,817
Cyfrowy Polsat S.A.	370,618	3,143,215
Dino Polska S.A. *	63,417	5,215,884
KGHM Polska Miedz S.A.	185,797	6,335,775
LPP S.A.	1,489	4,816,580
Polski Koncern Naftowy Orlen S.A.	431,206	7,493,433
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,382,889	3,189,245
Powszechna Kasa Oszczednosci Bank Polski S.A. *	1,171,245	12,328,895
Powszechny Zaklad Ubezpieczen S.A.	735,052	6,386,812
Santander Bank Polska S.A.	39,215	3,457,609
		67,472,563

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	505,213	0
EDP - Energias de Portugal S.A.	3,873,033	21,073,757
EDP Renovaveis S.A.	329,535	8,390,315
Galp Energia, SGPS, S.A.	689,656	6,418,257
Jeronimo Martins, SGPS, S.A.	388,741	8,407,848
		44,290,177

Republic of Korea 4.4%
Alteogen, Inc. *	39,378	2,277,354
Amorepacific Corp.	47,890	6,329,430
AMOREPACIFIC Group	38,307	1,330,216
BGF retail Co., Ltd.	13,242	1,627,521

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BNK Financial Group, Inc.	453,331	3,052,991
Celltrion Healthcare Co., Ltd. *	97,751	6,665,402
Celltrion Pharm, Inc. *	25,631	2,589,208
Celltrion, Inc. *	144,956	25,259,611
Cheil Worldwide, Inc.	100,679	1,839,157
CJ CheilJedang Corp.	12,178	3,629,103
CJ Corp.	21,896	1,474,602
CJ ENM Co., Ltd.	14,244	1,628,365
CJ Logistics Corp. *	12,531	1,308,060
Coway Co., Ltd.	78,145	4,453,587
Daewoo Engineering & Construction Co., Ltd. *	229,779	1,038,735
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	58,894	1,145,258
DB Insurance Co., Ltd.	63,562	2,878,723
DGB Financial Group, Inc.	270,260	2,036,221
DL E&C Co., Ltd. *	21,455	1,995,772
Doosan Heavy Industries & Construction Co., Ltd. *	374,480	5,989,662
Ecopro BM Co., Ltd.	11,266	5,153,586
E-MART, Inc.	29,791	3,586,256
Fila Holdings Corp.	67,204	1,977,254
Green Cross Corp.	6,856	1,258,193
GS Engineering & Construction Corp.	92,843	2,868,371
GS Holdings Corp.	75,110	2,371,096
GS Retail Co., Ltd.	61,985	1,474,094
Hana Financial Group, Inc.	392,315	13,045,242
Hanjin Kal Corp. *	37,314	1,671,104
Hankook Tire & Technology Co., Ltd.	105,925	3,424,127
Hanmi Pharm Co., Ltd.	10,334	2,196,595
Hanon Systems	234,621	2,557,742
Hanssem Co., Ltd.	12,775	928,094
Hanwha Aerospace Co., Ltd.	46,950	1,606,631
Hanwha Corp.	70,394	1,768,887
Hanwha Solutions Corp. *	135,448	3,762,761
HDC Hyundai Development Co-Engineering & Construction	74,960	1,312,541
Hite Jinro Co., Ltd.	54,400	1,328,058
HLB, Inc. *	116,310	3,524,842
HMM Co., Ltd. *	476,695	9,470,496
Hotel Shilla Co., Ltd.	46,024	2,735,327
HYBE Co., Ltd. *	23,518	7,216,357
Hyundai Department Store Co., Ltd.	26,242	1,482,312
Hyundai Engineering & Construction Co., Ltd.	101,857	3,789,948
Hyundai Glovis Co., Ltd.	25,159	3,081,602
Hyundai Heavy Industries Holdings Co., Ltd.	67,370	3,000,146
Hyundai Marine & Fire Insurance Co., Ltd.	126,166	2,442,813
Hyundai Mipo Dockyard Co., Ltd. *	26,462	1,537,064
Hyundai Mobis Co., Ltd.	87,641	16,268,070
Hyundai Motor Co.	184,163	30,308,836
Hyundai Steel Co.	103,407	3,229,565
Hyundai Wia Corp.	20,700	1,247,681
Industrial Bank of Korea	395,247	3,427,093
Kakao Corp.	369,142	37,911,713
Kangwon Land, Inc. *	149,256	2,764,233
KB Financial Group, Inc.	535,469	23,800,626
KCC Corp.	5,525	1,279,043
Kia Corp.	354,254	23,201,415
Korea Aerospace Industries Ltd.	101,308	2,328,233
Korea Electric Power Corp.	355,356	6,207,288
Korea Investment Holdings Co., Ltd.	56,180	3,561,204
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	62,247	4,585,077
Korea Zinc Co., Ltd.	13,706	5,694,007
Korean Air Lines Co., Ltd. *	241,611	5,389,925
SECURITY	NUMBER OF SHARES	VALUE ($)
KT&G Corp.	152,529	10,516,142
Kumho Petrochemical Co., Ltd.	23,747	3,098,565
LG Chem Ltd.	61,828	36,121,418
LG Corp.	128,931	8,509,294
LG Display Co., Ltd. *	325,342	5,450,211
LG Electronics, Inc.	147,791	14,369,779
LG Household & Health Care Ltd.	12,104	10,739,638
LG Innotek Co., Ltd.	20,085	5,148,483
LG Uplus Corp.	310,721	3,544,296
Lotte Chemical Corp.	21,188	3,594,058
LOTTE Fine Chemical Co., Ltd.	21,701	1,426,760
Lotte Shopping Co., Ltd.	18,985	1,334,496
LS Corp.	27,644	1,143,785
Mando Corp. *	44,889	2,067,033
Mirae Asset Daewoo Co., Ltd.	628,408	4,538,884
NAVER Corp.	182,952	58,678,939
NCSoft Corp.	23,133	13,261,700
Netmarble Corp.	26,067	2,567,421
NH Investment & Securities Co., Ltd.	208,280	2,165,383
OCI Co., Ltd. *	24,141	2,215,144
Orion Corp.	32,988	2,696,468
Pan Ocean Co., Ltd.	366,583	1,595,449
Pearl Abyss Corp. *	41,353	4,584,721
POSCO	87,461	19,216,534
POSCO Chemical Co., Ltd.	36,942	4,898,026
Posco International Corp.	66,741	1,050,641
S-1 Corp.	31,781	1,966,414
Samsung Biologics Co., Ltd. *	17,866	13,370,548
Samsung C&T Corp.	115,127	10,224,681
Samsung Electro-Mechanics Co., Ltd.	76,390	10,707,076
Samsung Electronics Co., Ltd.	6,414,407	385,004,814
Samsung Engineering Co., Ltd. *	219,552	3,835,090
Samsung Fire & Marine Insurance Co., Ltd.	47,821	8,131,865
Samsung Heavy Industries Co., Ltd. *	798,091	3,406,281
Samsung Life Insurance Co., Ltd.	90,342	4,547,901
Samsung SDI Co., Ltd.	72,349	41,902,611
Samsung SDS Co., Ltd.	45,151	5,454,305
Samsung Securities Co., Ltd.	89,901	3,356,435
Seegene, Inc.	36,478	2,324,593
Shin Poong Pharmaceutical Co., Ltd.	47,636	1,319,324
Shinhan Financial Group Co., Ltd.	693,435	20,226,890
Shinsegae, Inc.	11,196	2,049,945
SillaJen, Inc. *(b)	68,458	184,414
SK Biopharmaceuticals Co., Ltd. *	35,254	2,828,274
SK Bioscience Co., Ltd. *	26,297	6,209,537
SK Chemicals Co., Ltd.	17,136	2,005,138
SK Holdings Co., Ltd.	51,480	11,245,947
SK Hynix, Inc.	702,829	67,448,864
SK Innovation Co., Ltd. *	72,713	11,905,614
SK Square Co., Ltd. *	57,105	3,268,912
SK Telecom Co., Ltd.	88,334	4,052,701
SKC Co., Ltd.	25,050	4,175,351
S-Oil Corp.	55,133	3,708,331
Woori Financial Group, Inc.	721,094	7,648,610
Yuhan Corp.	72,026	3,504,590
		1,210,872,850

Singapore 1.0%
Ascendas Real Estate Investment Trust	4,514,251	9,613,546
Ascott Residence Trust	2,717,384	1,962,010
CapitaLand Integrated Commercial Trust	6,667,757	10,260,706
Capitaland Investment Ltd. *	3,463,372	8,486,985
City Developments Ltd.	679,681	3,479,824
ComfortDelGro Corp., Ltd.	2,915,214	2,912,769

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DBS Group Holdings Ltd.	2,438,059	53,112,221
Frasers Logistics & Commercial Trust	3,680,826	3,946,187
Genting Singapore Ltd.	8,459,693	4,750,730
Golden Agri-Resources Ltd.	9,907,748	1,878,726
Hutchison Port Holdings Trust, Class U	7,033,723	1,582,588
Jardine Cycle & Carriage Ltd.	134,574	2,078,749
Keppel Corp., Ltd.	1,976,614	7,352,027
Keppel DC REIT	1,756,920	3,011,167
Keppel REIT	3,133,059	2,536,335
Mapletree Commercial Trust	3,025,427	4,501,237
Mapletree Industrial Trust	2,406,058	4,632,603
Mapletree Logistics Trust	3,919,087	5,316,342
Mapletree North Asia Commercial Trust	3,310,425	2,414,342
NetLink NBN Trust	4,047,236	2,981,226
Oversea-Chinese Banking Corp., Ltd.	4,754,724	38,075,243
SATS Ltd. *	942,917	2,613,197
Sembcorp Industries Ltd.	1,322,376	1,813,125
Sembcorp Marine Ltd. *	25,349,654	1,571,470
Singapore Airlines Ltd. *	1,773,007	6,297,301
Singapore Exchange Ltd.	1,151,517	7,499,578
Singapore Press Holdings Ltd.	2,323,223	3,947,861
Singapore Technologies Engineering Ltd.	2,160,559	6,003,522
Singapore Telecommunications Ltd.	10,778,853	18,552,378
Suntec Real Estate Investment Trust	2,851,527	3,057,102
United Overseas Bank Ltd.	1,756,280	32,624,039
UOL Group Ltd.	778,532	3,906,429
Venture Corp., Ltd.	367,110	4,955,844
Wilmar International Ltd.	2,892,236	8,669,431
		276,396,840

Spain 1.9%
Acciona S.A.	31,279	5,545,204
ACS, Actividades de Construccion y Servicios S.A.	304,863	7,278,293
Aena SME S.A. *	96,525	14,069,987
Amadeus IT Group S.A. *	582,153	37,009,732
Banco Bilbao Vizcaya Argentaria S.A.	9,061,728	47,964,944
Banco Santander S.A.	23,388,757	72,397,564
Bankinter S.A.	920,231	4,499,568
CaixaBank S.A.	5,946,381	15,220,444
Cellnex Telecom S.A.	827,870	48,493,502
Enagas S.A.	343,972	7,778,344
Endesa S.A.	428,553	9,567,993
Ferrovial S.A.	661,757	18,294,099
Fluidra S.A.	157,220	5,972,631
Grifols S.A.	452,859	8,069,155
Iberdrola S.A.	8,039,937	89,628,761
Industria de Diseno Textil S.A.	1,428,801	44,806,083
Inmobiliaria Colonial Socimi S.A.	464,529	4,182,991
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	946,589	1,630,185
Mapfre S.A.	1,381,274	2,812,565
Merlin Properties Socimi S.A.	448,062	4,962,692
Naturgy Energy Group S.A.	411,965	11,268,101
Red Electrica Corp. S.A.	574,913	12,123,833
Repsol S.A.	1,766,433	19,467,417
Siemens Gamesa Renewable Energy S.A. *	304,221	8,057,406
Telefonica S.A.	6,732,659	30,286,602
		531,388,096

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 3.1%
Alfa Laval AB	425,637	16,420,985
Assa Abloy AB, B Shares	1,243,790	34,786,153
Atlas Copco AB, A Shares	855,656	52,331,105
Atlas Copco AB, B Shares	529,323	27,473,209
Beijer Ref AB	333,582	6,579,962
Boliden AB	373,330	12,819,116
Castellum AB	375,388	10,536,031
Electrolux AB, B Shares	306,190	6,832,565
Elekta AB, B Shares	490,510	5,780,912
Epiroc AB, A Shares	849,513	20,538,767
Epiroc AB, B Shares	518,542	10,405,468
EQT AB	383,939	22,592,860
Essity AB, B Shares	834,540	26,522,236
Evolution AB	222,209	23,281,907
Fastighets AB Balder, B Shares *	135,391	10,100,577
Getinge AB, B Shares	303,296	12,663,653
H & M Hennes & Mauritz AB, B Shares	1,200,090	21,159,311
Hexagon AB, B Shares	2,413,982	35,113,626
Holmen AB, B Shares	128,091	5,715,235
Husqvarna AB, B Shares	602,881	8,460,544
ICA Gruppen AB	103,409	6,085,094
Industrivarden AB, A Shares	325,240	9,633,874
Industrivarden AB, C Shares	216,460	6,366,400
Indutrade AB	382,437	10,662,232
Investment AB Latour, B Shares	191,875	7,214,316
Investor AB, A Shares	734,686	17,633,047
Investor AB, B Shares	2,472,022	57,192,086
Kinnevik AB, B Shares *	348,235	12,381,459
L E Lundbergfortagen AB, B Shares	104,128	5,692,519
Lifco AB, B Shares	311,957	8,432,571
Lundin Energy AB	263,607	9,281,016
Nibe Industrier AB, B Shares	1,626,226	23,117,365
Saab AB, B Shares	139,555	3,629,319
Sagax AB	247,671	9,639,701
Sandvik AB	1,470,467	36,361,841
Securitas AB, B Shares	419,277	6,034,092
Sinch AB *	702,256	9,375,331
Skandinaviska Enskilda Banken AB, A Shares	1,995,086	28,954,437
Skanska AB, B Shares	485,036	11,144,171
SKF AB, B Shares	521,778	11,919,356
Svenska Cellulosa AB SCA, B Shares	852,109	13,845,468
Svenska Handelsbanken AB, A Shares	2,047,787	21,627,151
Sweco AB, B Shares	269,115	4,617,365
Swedbank AB, A Shares	1,353,702	27,200,240
Swedish Match AB	2,093,937	15,196,832
Swedish Orphan Biovitrum AB *(a)	242,025	5,875,468
Tele2 AB, B Shares	691,461	9,836,977
Telefonaktiebolaget LM Ericsson, B Shares	4,170,948	41,899,305
Telia Co. AB	3,437,660	13,224,537
Trelleborg AB, B Shares	328,899	7,462,539
Volvo AB, A Shares	251,481	5,475,955
Volvo AB, B Shares	2,092,430	45,059,635
		872,185,921

Switzerland 8.3%
ABB Ltd.	2,314,442	79,757,462
Adecco Group AG	208,654	9,650,304
Alcon, Inc.	626,280	49,214,482
ams AG *	340,899	6,030,383
Baloise Holding AG	61,358	9,123,472
Banque Cantonale Vaudoise	41,284	3,332,521
Barry Callebaut AG	4,850	11,425,330

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BKW AG	24,530	3,318,734
Chocoladefabriken Lindt & Sprungli AG	136	16,665,658
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,464	17,892,630
Cie Financiere Richemont S.A.	694,654	102,614,223
Clariant AG *	310,343	6,053,265
Credit Suisse Group AG	3,262,497	31,419,249
DKSH Holding AG	49,605	3,934,522
EMS-Chemie Holding AG	9,403	8,911,207
Flughafen Zuerich AG *	25,609	4,236,803
Geberit AG	46,501	35,365,684
Georg Fischer AG	5,794	8,402,364
Givaudan S.A.	12,526	60,910,957
Helvetia Holding AG	50,029	5,498,108
Holcim Ltd. *	745,044	35,786,909
Julius Baer Group Ltd.	288,654	17,854,501
Kuehne & Nagel International AG	68,195	19,432,701
Logitech International S.A.	201,719	15,882,047
Lonza Group AG	101,234	81,280,378
Medmix AG *	23,034	1,090,220
Nestle S.A.	3,841,772	489,873,672
Novartis AG	2,891,650	229,482,144
OC Oerlikon Corp. AG	266,044	2,580,230
Partners Group Holding AG	30,402	52,235,985
PSP Swiss Property AG	56,403	6,582,585
Roche Holding AG	943,416	366,651,788
Roche Holding AG, Bearer Shares	39,240	16,198,055
Schindler Holding AG	25,909	6,405,856
Schindler Holding AG, Participation Certificate	54,974	14,079,142
SGS S.A.	7,966	23,904,887
SIG Combibloc Group AG *	464,476	12,166,521
Sika AG	193,480	75,414,130
Sonova Holding AG	72,497	27,145,246
Straumann Holding AG	13,655	28,877,064
Sulzer AG	23,598	2,227,453
Swiss Life Holding AG	42,347	24,244,047
Swiss Prime Site AG	102,987	9,704,416
Swiss Re AG	395,973	36,987,147
Swisscom AG	34,192	18,858,436
Tecan Group AG	17,219	10,205,988
Temenos AG	85,288	10,861,455
The Swatch Group AG	62,728	3,562,088
The Swatch Group AG, Bearer Shares	39,063	11,456,341
UBS Group AG	4,419,271	76,121,871
VAT Group AG	34,718	16,619,920
Vifor Pharma AG	70,401	7,851,073
Zurich Insurance Group AG	201,477	82,537,206
		2,307,918,860

United Kingdom 12.7%
3i Group plc	1,300,316	23,860,808
Admiral Group plc	299,901	11,732,458
Anglo American plc	1,676,969	61,500,415
Antofagasta plc	462,350	8,441,308
Ashmore Group plc	648,276	2,564,430
Ashtead Group plc	610,258	48,797,517
Associated British Foods plc	475,273	12,091,557
AstraZeneca plc	2,111,984	231,244,223
Auto Trader Group plc	1,294,863	12,550,196
Avast plc	771,356	6,182,212
AVEVA Group plc	160,913	6,827,314
Aviva plc	5,299,431	26,992,913
B&M European Value Retail S.A.	1,237,448	10,153,564
BAE Systems plc	4,390,992	31,846,482
Barclays plc	23,297,128	56,780,466
SECURITY	NUMBER OF SHARES	VALUE ($)
Barratt Developments plc	1,390,695	12,831,388
Bellway plc	166,504	6,868,479
Berkeley Group Holdings plc	139,640	7,914,420
BHP Group plc	2,835,186	77,513,394
BP plc	27,120,015	116,770,728
British American Tobacco plc	3,113,229	104,205,676
BT Group plc *	10,224,743	21,454,350
Bunzl plc	456,825	17,333,601
Burberry Group plc	546,361	12,703,834
Centrica plc *	8,192,691	7,021,458
Coca-Cola HBC AG *	263,174	8,084,720
Compass Group plc *	2,428,750	46,993,574
ConvaTec Group plc	2,193,153	5,599,974
CRH plc	1,069,989	51,754,163
Croda International plc	183,585	24,567,608
DCC plc	136,199	9,978,992
Dechra Pharmaceuticals plc	142,647	9,521,023
Derwent London plc	132,274	5,932,448
Diageo plc	3,128,923	157,282,756
Direct Line Insurance Group plc	1,864,833	6,676,172
Dr. Martens plc *	680,457	3,599,177
DS Smith plc	1,755,907	8,323,541
easyJet plc *	497,281	3,266,487
Electrocomponents plc	636,145	10,166,766
Entain plc *	790,895	17,463,647
Evraz plc	774,694	5,903,539
Experian plc	1,245,935	55,714,966
Ferguson plc	304,170	46,137,093
Flutter Entertainment plc *	225,687	30,425,695
Fresnillo plc	246,638	2,962,822
GlaxoSmithKline plc	6,738,261	135,949,451
Glencore plc *	18,051,767	85,284,352
Halma plc	516,245	20,496,591
Hargreaves Lansdown plc	519,064	9,181,468
Hikma Pharmaceuticals plc	229,496	6,725,253
Hiscox Ltd.	461,936	5,062,694
HomeServe plc	379,817	4,517,455
Howden Joinery Group plc	795,562	9,110,686
HSBC Holdings plc	27,809,071	154,284,719
IMI plc	360,781	8,119,098
Imperial Brands plc	1,287,704	26,270,008
Informa plc *	2,064,527	12,755,493
InterContinental Hotels Group plc *	249,494	14,685,282
Intermediate Capital Group plc	373,226	10,319,959
International Consolidated Airlines Group S.A. *	1,549,766	2,613,364
Intertek Group plc	220,328	15,565,775
ITV plc *	5,164,585	7,512,603
J Sainsbury plc	2,430,590	8,894,544
J.D. Sports Fashion plc	3,396,750	10,016,902
Johnson Matthey plc	255,087	7,073,582
Kingfisher plc	2,861,373	11,992,768
Land Securities Group plc	981,219	9,437,569
Legal & General Group plc	8,056,029	30,045,254
Lloyds Banking Group plc	96,533,733	59,770,204
London Stock Exchange Group plc	494,023	42,496,574
M&G plc	3,568,092	8,822,774
Meggitt plc *	1,049,810	10,244,515
Melrose Industries plc	5,958,664	11,430,802
Mondi plc	665,180	15,132,168
National Grid plc	4,823,545	64,236,674
Natwest Group plc	7,114,065	20,009,714
Next plc	172,398	17,931,848
NMC Health plc *(b)	136,583	16,227
Ocado Group plc *	663,651	15,764,672
Pearson plc	1,063,278	8,344,643
Pennon Group plc	377,457	6,117,350
Persimmon plc	429,643	15,557,590
Phoenix Group Holdings plc	879,212	7,446,789

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Polymetal International plc	482,818	8,763,899
Prudential plc	3,730,007	62,968,030
Quilter plc	2,538,586	4,708,685
Reckitt Benckiser Group plc	864,842	69,909,753
RELX plc	2,528,834	78,187,769
Renishaw plc	48,532	2,915,035
Rentokil Initial plc	2,514,786	20,414,849
Rightmove plc	1,191,434	11,771,562
Rio Tinto plc	1,480,342	90,325,660
Rolls-Royce Holdings plc *	11,425,633	18,517,235
Royal Dutch Shell plc, A Shares	5,613,892	117,126,599
Royal Dutch Shell plc, B Shares	5,041,667	105,214,545
Royal Mail plc	1,252,510	8,308,552
Schroders plc	152,252	6,921,113
Segro plc	1,638,674	30,546,633
Severn Trent plc	340,372	12,996,007
Smith & Nephew plc	1,194,686	19,243,432
Smiths Group plc	545,175	10,400,662
Smurfit Kappa Group plc	351,617	17,826,051
Spirax-Sarco Engineering plc	100,911	20,866,868
SSE plc	1,428,138	29,323,897
St. James's Place plc	719,679	14,743,813
Standard Chartered plc	3,504,809	19,298,618
Standard Life Aberdeen plc	2,927,998	9,037,437
Tate & Lyle plc	658,430	5,482,721
Taylor Wimpey plc	4,879,389	10,193,125
Tesco plc	10,413,056	38,126,384
The British Land Co., plc	1,284,894	8,649,165
The Sage Group plc	1,468,688	14,996,645
The Weir Group plc	353,238	7,792,791
THG plc *	1,419,426	3,320,128
Travis Perkins plc	302,191	5,797,080
TUI AG *(a)	1,466,260	3,836,077
Unilever plc	3,522,536	179,841,537
United Utilities Group plc	908,447	13,034,337
Vodafone Group plc	37,675,465	54,500,122
Whitbread plc *	278,085	10,312,417
WPP plc	1,572,382	21,676,321
		3,523,671,322
Total Common Stocks (Cost $22,713,609,897)		27,420,854,081

PREFERRED STOCKS 0.7% OF NET ASSETS

Germany 0.4%
Bayerische Motoren Werke AG	84,268	6,582,734
Fuchs Petrolub SE	98,260	4,379,818
Henkel AG & Co. KGaA	244,314	19,167,490
Porsche Automobil Holding SE	208,018	17,368,882
Sartorius AG	33,690	23,018,330
Volkswagen AG	249,277	45,359,567
		115,876,821

Italy 0.0%
Telecom Italia S.p.A. - RSP	7,699,084	3,738,551

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	34,174	2,612,172
Hyundai Motor Co., Ltd. 2nd	56,072	4,375,684
LG Chem Ltd.	13,541	3,681,912
LG Electronics, Inc.	33,741	1,667,309
SECURITY	NUMBER OF SHARES	VALUE ($)
LG Household & Health Care Ltd.	3,999	2,006,401
Samsung Electronics Co., Ltd.	1,140,417	61,345,775
		75,689,253
Total Preferred Stocks (Cost $155,075,439)		195,304,625

RIGHTS 0.0% OF NET ASSETS

Germany 0.0%
Vonovia SE
expires 12/07/21, strike EUR 40.00 *	783,297	2,742,023

Singapore 0.0%
Mapletree Logistics Trust
expires 12/14/21, strike SGD 1.84 *(b)	145,006	2,115
Total Rights (Cost $0)		2,744,138

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	25,686,325	25,686,325
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	50,600,976	50,600,976
		76,287,301
Total Short-Term Investments (Cost $76,287,301)		76,287,301
Total Investments in Securities (Cost $22,944,972,637)		27,695,190,145

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/17/21	832	92,996,800	(4,029,338)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $47,685,724.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
EUR —	Euro
SGD —	Singapore Dollar

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$21,878,351,182	$—	$—	$21,878,351,182
Hong Kong	763,668,550	—	0*	763,668,550
Portugal	44,290,177	—	0*	44,290,177
Republic of Korea	1,210,688,436	—	184,414	1,210,872,850
United Kingdom	3,523,655,095	—	16,227	3,523,671,322
Preferred Stocks[1]	195,304,625	—	—	195,304,625
Rights[1]	2,742,023	—	—	2,742,023
Singapore	—	—	2,115	2,115
Short-Term Investments[1]	76,287,301	—	—	76,287,301
Liabilities
Futures Contracts[2]	(4,029,338)	—	—	(4,029,338)
Total	$27,690,958,051	$—	$202,756	$27,691,160,807

*	Level 3 amount shown includes securities determined to have no value at November 30, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 7.2%
Abacus Property Group	715,819	1,822,109
Accent Group Ltd.	518,807	930,686
Alkane Resources Ltd. *	761,079	434,413
AMA Group Ltd. *(a)	1,082,788	310,939
Andromeda Metals Ltd. *(a)	4,072,902	476,502
APN Industria REIT	395,921	920,787
ARB Corp., Ltd.	107,360	4,067,284
Arena REIT	503,009	1,594,263
AUB Group Ltd.	106,884	1,734,744
Audinate Group Ltd. *	93,548	606,921
Aurelia Metals Ltd. *	1,940,935	591,775
Austal Ltd.	497,709	644,043
Australian Agricultural Co., Ltd. *	509,407	541,792
Australian Ethical Investment Ltd.	176,425	1,823,872
Australian Finance Group Ltd.	319,378	611,428
Australian Pharmaceutical Industries Ltd.	650,922	692,304
Australian Strategic Materials Ltd. *	159,813	1,509,361
Aventus Group	638,875	1,517,531
Baby Bunting Group Ltd.	203,136	820,991
Bapcor Ltd.	531,332	2,701,232
Bega Cheese Ltd.	456,987	1,778,906
Bellevue Gold Ltd. *	1,346,054	758,763
Betmakers Technology Group Ltd. *(a)	1,076,359	686,873
Blackmores Ltd.	22,783	1,473,109
Bravura Solutions Ltd.	374,160	676,510
Breville Group Ltd.	216,955	4,625,726
Brickworks Ltd.	91,700	1,494,157
Bubs Australia Ltd *(a)	846,730	321,200
BWP Trust	753,442	2,201,019
BWX Ltd.	187,776	579,170
Capricorn Metals Ltd. *	464,505	1,004,540
Carnarvon Petroleum Ltd. *	2,151,950	450,123
Cedar Woods Properties Ltd.	92,353	351,643
Centuria Capital Group	1,085,999	2,487,189
Centuria Industrial REIT	722,201	1,915,166
Centuria Office REIT	751,037	1,203,501
Chalice Mining Ltd. *	492,736	3,483,263
Champion Iron Ltd. *	711,998	2,266,741
Charter Hall Long Wale REIT	843,938	2,896,228
Charter Hall Retail REIT	755,246	2,227,710
Charter Hall Social Infrastructure REIT	531,188	1,412,396
City Chic Collective Ltd. *	226,766	966,338
Clinuvel Pharmaceuticals Ltd.	60,820	1,240,689
Codan Ltd.	184,825	1,276,428
Collins Foods Ltd.	171,942	1,719,008
Cooper Energy Ltd. *(a)	2,309,405	401,183
Coronado Global Resources, Inc. *	1,191,422	929,255
Corporate Travel Management Ltd. *	163,187	2,558,298
Costa Group Holdings Ltd.	697,484	1,419,361
Credit Corp. Group Ltd.	89,156	2,073,487
Cromwell Property Group	2,155,699	1,314,508
SECURITY	NUMBER OF SHARES	VALUE ($)
Dacian Gold Ltd. *	1,572,446	228,563
Data#3 Ltd.	225,601	908,586
De Grey Mining Ltd. *	2,000,794	1,709,489
Dicker Data Ltd.	79,064	792,693
Dubber Corp., Ltd. *	406,463	1,028,883
Eagers Automotive Ltd.	313,404	3,108,845
Eclipx Group Ltd. *	496,748	771,360
Elders Ltd.	242,490	1,927,420
Electro Optic Systems Holdings Ltd. *(a)	206,802	362,183
Emeco Holdings Ltd.	850,254	566,700
EML Payments Ltd. *	469,419	1,198,229
Estia Health Ltd.	357,068	546,867
Event Hospitality & Entertainment Ltd. *	165,589	1,789,342
Fineos Corp., Ltd. *	208,316	649,908
G.U.D. Holdings Ltd. (b)	142,595	1,173,175
G8 Education Ltd. *	1,374,926	1,028,510
GDI Property Group	724,922	560,266
Genworth Mortgage Insurance Australia Ltd.	649,641	1,031,806
Gold Road Resources Ltd.	1,323,015	1,364,912
GrainCorp Ltd., Class A	355,819	1,715,595
Growthpoint Properties Australia Ltd.	423,502	1,246,179
GWA Group Ltd.	417,616	761,004
Hansen Technologies Ltd.	246,058	970,039
Healius Ltd.	896,110	3,068,918
Home Consortium Ltd.	215,859	1,117,300
HomeCo Daily Needs REIT	606,142	590,954
Hotel Property Investments	274,857	672,361
HUB24 Ltd.	80,673	1,676,567
Humm Group Ltd. *	581,391	300,932
Imdex Ltd.	594,005	1,179,302
Imugene Ltd. *	7,942,261	3,097,303
Infomedia Ltd.	598,873	624,207
Ingenia Communities Group	572,297	2,495,591
Inghams Group Ltd.	290,793	713,406
Integral Diagnostics Ltd.	211,760	722,214
InvoCare Ltd.	226,949	1,837,685
ioneer Ltd. *	2,935,735	1,384,252
IPH Ltd.	252,300	1,610,040
IRESS Ltd.	302,600	2,658,380
Johns Lyng Group Ltd.	204,904	1,082,389
Jumbo Interactive Ltd.	78,882	970,408
Jupiter Mines Ltd.	1,423,680	186,750
Karoon Energy Ltd. *	808,429	965,870
Kelsian Group Ltd.	202,991	926,914
Kogan.com Ltd. (a)	105,198	595,979
Life360, Inc. *	224,345	1,924,769
Lifestyle Communities Ltd.	147,219	2,146,168
Link Administration Holdings Ltd.	816,262	2,864,914
Liontown Resources Ltd. *(a)	1,889,108	2,571,786
Lovisa Holdings Ltd.	84,842	1,239,840
Lynas Rare Earths Ltd. *	1,428,773	8,985,943
MACA Ltd.	507,652	282,561
Macmahon Holdings Ltd.	2,462,436	323,008
Marley Spoon AG *	362,116	209,258
Mayne Pharma Group Ltd. *	2,925,568	549,709

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
McMillan Shakespeare Ltd.	77,573	688,639
Megaport Ltd. *	207,752	3,143,521
Mesoblast Ltd. *(a)	915,852	1,103,954
Minerals 260 Ltd. *(a)	157,548	69,260
Monadelphous Group Ltd.	139,119	928,224
Money3 Corp., Ltd.	283,063	622,188
Mount Gibson Iron Ltd.	1,127,393	291,773
Myer Holdings Ltd. *	1,281,880	472,637
MyState Ltd.	188,852	622,661
Nanosonics Ltd. *	369,650	1,431,068
National Storage REIT	1,790,200	3,211,433
Navigator Global Investments Ltd.	181,547	218,834
nearmap Ltd. *	636,679	722,300
Netwealth Group Ltd.	131,120	1,530,296
New Century Resources Ltd. *	1,878,130	199,753
New Hope Corp., Ltd. (a)	330,753	483,112
nib Holdings Ltd.	728,221	3,614,415
Nickel Mines Ltd.	1,974,534	1,988,061
Nine Entertainment Co. Holdings Ltd.	2,269,607	4,731,238
NRW Holdings Ltd.	663,620	821,092
Nuix Ltd. *	302,293	484,410
OFX Group Ltd. *	335,203	487,235
Omni Bridgeway Ltd. *	387,470	892,891
oOh!media Ltd. *	810,878	931,424
Opthea Ltd. *	535,150	453,440
Orocobre Ltd. *	921,016	6,674,133
Pact Group Holdings Ltd.	341,299	641,295
Paladin Energy Ltd. *	3,419,571	2,291,291
Paradigm Biopharmaceuticals Ltd. *(a)	357,460	532,260
Pendal Group Ltd.	596,962	2,611,612
Perenti Global Ltd.	1,137,522	661,379
Perseus Mining Ltd. *	1,931,818	2,246,399
Pilbara Minerals Ltd. *	4,060,967	7,486,513
Pinnacle Investment Management Group Ltd.	142,650	1,669,920
PointsBet Holdings Ltd. *	325,860	1,652,015
PolyNovo Ltd. *	884,575	915,723
PPK Group Ltd. *	69,135	541,673
Premier Investments Ltd.	132,715	2,891,741
Ramelius Resources Ltd.	1,288,333	1,447,885
Redbubble Ltd. *(a)	290,779	727,804
Regis Healthcare Ltd.	208,381	260,783
Regis Resources Ltd.	1,089,444	1,390,446
Reliance Worldwide Corp., Ltd.	1,258,903	5,507,496
Resolute Mining Ltd. *	1,784,494	449,180
Rural Funds Group	573,381	1,203,405
Sandfire Resources Ltd.	519,823	2,215,168
Select Harvests Ltd.	189,584	879,136
Senex Energy Ltd.	256,875	783,190
Service Stream Ltd.	879,802	514,654
Seven West Media Ltd. *	1,450,446	637,632
SG Fleet Group Ltd.	206,407	357,101
Sigma Healthcare Ltd.	1,590,274	586,344
Silver Lake Resources Ltd. *	1,291,728	1,520,393
SmartGroup Corp., Ltd.	132,203	714,288
Southern Cross Media Group Ltd.	443,512	638,378
St. Barbara Ltd.	1,087,911	1,041,367
Starpharma Holdings Ltd. *	658,014	506,223
Steadfast Group Ltd.	1,341,387	4,679,463
Super Retail Group Ltd.	250,005	2,221,143
Superloop Ltd. *	612,833	540,989
Syrah Resources Ltd. *	785,588	662,855
Tassal Group Ltd.	344,097	805,140
Technology One Ltd.	235,593	2,064,703
Telix Pharmaceuticals Ltd. *	235,361	1,101,426
Temple & Webster Group Ltd. *	169,209	1,277,762
Tyro Payments Ltd. *	523,393	1,068,802
United Malt Grp Ltd.	428,130	1,256,761
Uniti Group Ltd. *	1,041,278	3,270,749
SECURITY	NUMBER OF SHARES	VALUE ($)
Virgin Australia International Holdings Ltd. *(b)	424,000	0
Virtus Health Ltd.	99,337	374,714
Viva Energy Group Ltd.	1,326,915	2,069,868
Vulcan Energy Resources Ltd. *	133,680	1,045,487
Waypoint REIT	1,146,497	2,089,214
Webjet Ltd. *	590,651	2,290,842
West African Resources Ltd. *	1,432,841	1,325,822
Western Areas Ltd. *	500,639	1,008,138
Westgold Resources Ltd.	496,994	711,835
Zip Co., Ltd. *(a)	741,371	2,717,709
		262,485,805

Austria 1.0%
Agrana Beteiligungs AG	18,400	361,615
AT&S Austria Technologie & Systemtechnik AG	39,181	1,909,622
BAWAG Group AG *	103,597	5,999,522
CA Immobilien Anlagen AG	65,060	2,658,305
DO & Co. AG *	10,207	754,827
EVN AG	57,261	1,637,106
Flughafen Wien AG *	15,211	463,993
IMMOFINANZ AG *	152,275	3,513,715
Lenzing AG *	21,046	2,496,861
Mayr Melnhof Karton AG	13,357	2,579,944
Oesterreichische Post AG	52,456	2,161,028
Palfinger AG	15,319	587,989
Porr AG *	18,753	256,256
S IMMO AG	84,107	1,866,909
Schoeller-Bleckmann Oilfield Equipment AG *	17,737	596,947
Strabag SE	23,116	905,474
UNIQA Insurance Group AG	172,373	1,490,097
Vienna Insurance Group AG Wiener Versicherung Gruppe	60,568	1,670,296
Wienerberger AG	178,337	6,523,925
		38,434,431

Belgium 1.5%
Aedifica S.A.	57,253	7,617,279
AGFA-Gevaert N.V. *	259,137	1,035,480
Barco N.V.	108,088	2,152,234
Befimmo S.A.	35,301	1,247,673
Bekaert S.A.	55,554	2,229,876
bpost S.A. *	155,214	1,249,169
Cie d'Entreprises CFE	10,728	1,108,525
Cofinimmo S.A.	46,936	7,322,400
Econocom Group S.A. N.V.	194,469	735,485
Euronav N.V.	297,873	2,778,179
Fagron	97,888	1,456,616
Gimv N.V.	29,982	1,792,005
KBC Ancora	55,543	2,618,304
Kinepolis Group N.V. *	20,147	1,064,480
Melexis N.V.	31,073	3,592,012
Mithra Pharmaceuticals S.A. *(a)	36,927	831,301
Montea C.V.A.	18,965	2,723,878
Ontex Group N.V. *	122,345	1,016,311
Orange Belgium S.A.	24,215	526,049
Retail Estates N.V.	15,307	1,192,286
Shurgard Self Storage S.A.	38,973	2,395,193
Tessenderlo Group S.A. *	40,923	1,531,592
Van de Velde N.V.	8,755	306,479
VGP N.V.	12,141	3,218,322
Xior Student Housing N.V.	31,861	1,784,171
		53,525,299

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Canada 20.2%
Aecon Group, Inc.	91,161	1,156,923
Air Canada *	273,687	4,437,706
Alamos Gold, Inc., Class A	612,795	4,667,140
Algonquin Power & Utilities Corp.	1,035,175	13,952,429
Allied Properties Real Estate Investment Trust	196,269	6,311,269
AltaGas Ltd.	438,295	8,302,595
ARC Resources Ltd.	1,041,903	9,104,874
Aritzia, Inc. *	136,903	5,402,268
Artis Real Estate Investment Trust	147,544	1,275,540
Atco Ltd., Class I	118,936	3,859,764
ATS Automation Tooling Systems, Inc. *	116,851	4,342,288
Aurora Cannabis, Inc. *(a)	313,555	2,006,772
B2Gold Corp.	1,645,577	6,490,973
Ballard Power Systems, Inc. *	405,348	6,145,945
BlackBerry Ltd. *	804,927	7,636,390
Boardwalk Real Estate Investment Trust	59,271	2,458,074
Bombardier, Inc., Class B *	3,315,475	4,471,291
Boralex, Inc., Class A	127,946	3,616,559
Boyd Group Services, Inc.	33,211	5,343,585
Brookfield Infrastructure Corp., Class A	97,901	5,760,499
Brookfield Renewable Corp., Class A	201,033	7,443,925
BRP, Inc.	58,577	4,610,176
CAE, Inc. *	463,033	11,081,317
Cameco Corp.	626,284	14,543,967
Canada Goose Holdings, Inc. *	82,078	3,645,139
Canadian Apartment Properties REIT	268,660	11,908,331
Canadian Western Bank	131,614	3,790,007
Canfor Corp. *	95,668	2,032,237
Capital Power Corp.	180,348	5,356,454
Cargojet, Inc.	26,871	3,506,133
Cascades, Inc.	154,188	1,614,238
CCL Industries, Inc., Class B	233,482	11,410,186
Celestica, Inc. *	165,028	1,683,985
Centerra Gold, Inc.	339,388	2,486,940
Chartwell Retirement Residences	335,688	2,886,373
Choice Properties Real Estate Investment Trust	408,260	4,496,971
CI Financial Corp.	283,995	6,234,253
Cogeco Communications, Inc.	16,212	1,233,846
Colliers International Group, Inc.	49,507	6,655,735
Cominar Real Estate Investment Trust	264,219	2,364,542
Crescent Point Energy Corp.	845,320	3,624,306
Cronos Group, Inc. *	311,731	1,407,018
Dream Office Real Estate Investment Trust	56,169	947,097
Dye & Durham Ltd.	62,132	2,026,507
ECN Capital Corp.	354,399	2,933,986
Eldorado Gold Corp. *	287,918	2,578,873
Element Fleet Management Corp.	678,117	6,512,630
Emera, Inc.	403,156	18,444,984
Empire Co., Ltd., A Shares	260,927	7,450,698
Enerplus Corp.	405,845	3,818,638
Enghouse Systems Ltd.	68,645	2,832,917
Equinox Gold Corp. *	392,820	2,771,298
Finning International, Inc.	255,554	6,484,474
First Capital Real Estate Investment Trust	339,223	4,632,980
First Majestic Silver Corp. (a)	350,825	4,162,423
First National Financial Corp.	25,759	827,509
First Quantum Minerals Ltd.	872,067	18,511,369
FirstService Corp.	59,431	11,375,653
GFL Environmental, Inc.	185,621	7,123,575
Gibson Energy, Inc.	231,153	4,164,286
Gildan Activewear, Inc.	307,335	12,398,337
Granite Real Estate Investment Trust	97,490	7,488,825
H&R Real Estate Investment Trust	440,075	5,382,582
SECURITY	NUMBER OF SHARES	VALUE ($)
Home Capital Group, Inc. *	79,949	2,583,322
Hudbay Minerals, Inc.	345,367	2,320,754
IA Financial Corp., Inc.	168,339	8,907,742
IAMGOLD Corp. *	739,622	2,265,914
Innergex Renewable Energy, Inc.	211,421	3,124,838
Ivanhoe Mines Ltd., Class A *	886,596	7,008,172
Keyera Corp.	346,453	7,578,322
Kinaxis, Inc. *	41,650	6,339,385
Kinross Gold Corp.	1,983,214	11,718,711
Kirkland Lake Gold Ltd.	420,587	16,560,531
Laurentian Bank of Canada	68,756	1,967,060
Lightspeed Commerce, Inc. *	200,601	10,105,111
Linamar Corp.	72,761	4,159,878
Lundin Mining Corp.	1,008,549	7,885,677
Maple Leaf Foods, Inc.	118,353	2,606,386
Martinrea International, Inc.	122,275	938,891
MEG Energy Corp. *	481,235	3,901,500
Methanex Corp.	97,253	3,868,741
Mullen Group Ltd.	142,982	1,285,144
NFI Group, Inc.	102,516	1,646,266
Northland Power, Inc.	356,306	10,621,407
Novagold Resources, Inc. *	370,076	2,498,330
Nuvei Corp. *	97,814	9,591,537
OceanaGold Corp. *	1,085,091	1,962,435
Onex Corp.	119,273	8,630,277
Open Text Corp.	425,713	20,097,583
Osisko Gold Royalties Ltd.	259,111	3,153,042
Pan American Silver Corp.	326,985	8,317,369
Parex Resources, Inc.	191,666	3,059,962
Parkland Corp.	235,349	6,050,678
PrairieSky Royalty Ltd.	312,246	3,398,000
Premium Brands Holdings Corp.	56,956	5,518,889
Pretium Resources, Inc. *	292,916	3,945,735
Primo Water Corp.	244,949	4,053,841
Quebecor, Inc., Class B	266,467	5,905,563
RioCan Real Estate Investment Trust	499,730	8,278,190
Ritchie Bros. Auctioneers, Inc.	172,855	11,684,017
Russel Metals, Inc.	97,273	2,512,962
SmartCentres Real Estate Investment Trust	203,428	4,728,892
SNC-Lavalin Group, Inc.	280,434	6,750,703
SSR Mining, Inc.	343,322	6,206,452
Stantec, Inc.	175,475	9,460,439
Stelco Holdings, Inc.	70,627	2,255,131
Stella-Jones, Inc.	106,594	3,325,454
Superior Plus Corp.	238,561	2,478,966
TFI International, Inc.	139,562	13,799,535
The Descartes Systems Group, Inc. *	133,180	10,663,329
The North West Co., Inc.	75,551	1,983,008
TMX Group Ltd.	88,317	8,534,969
Torex Gold Resources, Inc. *	134,961	1,471,862
Toromont Industries Ltd.	128,525	10,750,493
Tourmaline Oil Corp.	436,123	14,452,439
TransAlta Corp.	365,866	3,704,864
TransAlta Renewables, Inc.	166,751	2,410,012
Transcontinental, Inc., Class A	115,714	1,678,701
Turquoise Hill Resources Ltd. *	157,054	2,324,957
Vermilion Energy, Inc. *	243,997	2,427,036
West Fraser Timber Co., Ltd.	172,640	14,136,347
Westshore Terminals Investment Corp.	62,202	1,267,509
Whitecap Resources, Inc.	476,225	2,524,423
Winpak Ltd.	49,062	1,335,169
WSP Global, Inc.	183,833	25,464,052
Yamana Gold, Inc.	1,559,125	6,198,579
		740,014,087

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Denmark 1.7%
ALK-Abello A/S *	10,233	5,104,768
Alm. Brand A/S (a)	111,454	191,966
Alm. Brand A/S, Interim Shares *(b)	940,878	1,620,546
Bavarian Nordic A/S *	99,584	4,909,001
Chemometec A/S	16,514	2,355,697
D/S Norden A/S	38,530	885,814
Dfds A/S *	46,974	2,122,918
FLSmidth & Co. A/S	78,414	2,634,708
ISS A/S *	289,023	5,153,040
Jyske Bank A/S *	88,496	4,387,866
Netcompany Group A/S	51,142	5,406,671
Nilfisk Holding A/S *	41,999	1,404,808
NKT A/S *	69,666	3,224,365
NTG Nordic Transport Group A/S *	22,626	1,736,207
Ringkjoebing Landbobank A/S	45,293	5,943,415
Scandinavian Tobacco Group A/S, Class A	93,781	1,710,361
Schouw & Co. A/S	20,176	1,618,441
Spar Nord Bank A/S	124,338	1,578,889
Sydbank A/S	91,937	2,963,847
The Drilling Co. of 1972 A/S *	35,477	1,272,568
Topdanmark A/S	67,942	3,640,218
Zealand Pharma A/S *	67,141	1,385,063
		61,251,177

Finland 1.1%
Cargotec Oyj, B Shares	75,558	3,510,785
Citycon Oyj *	129,809	1,002,335
Finnair Oyj *(a)	911,114	579,436
F-Secure Oyj	161,303	927,785
Kemira Oyj	135,768	2,006,533
Konecranes Oyj	113,295	4,367,727
Metsa Board Oyj	268,205	2,560,041
Neles Oyj	165,323	2,450,773
Oriola Oyj, B Shares	200,333	439,715
Outokumpu Oyj *	523,337	3,026,632
QT Group Oyj *	30,412	4,593,901
Raisio Oyj, V Shares	197,764	770,207
Revenio Group Oyj	35,536	2,237,962
Sanoma Oyj	116,365	1,755,138
Terveystalo Oyj	103,283	1,281,134
TietoEVRY Oyj	146,570	4,246,565
Tokmanni Group Corp.	76,105	1,588,207
Uponor Oyj	89,735	2,048,396
YIT Oyj	249,468	1,235,525
		40,628,797

France 2.9%
Air France-KLM *(a)	446,301	1,846,160
Akka Technologies *	18,390	989,450
AKWEL	12,287	276,605
Albioma S.A.	42,390	1,590,791
Altarea SCA	5,280	965,171
Alten S.A.	45,238	7,434,305
Beneteau S.A. *	56,894	827,395
Bonduelle S.C.A.	20,397	453,208
Carmila S.A.	61,488	845,757
Casino Guichard Perrachon S.A. *	85,576	1,925,524
CGG S.A. *	1,107,340	735,389
Coface S.A.	162,526	2,197,101
Compagnie de L'Odet S.A.	610	827,372
Derichebourg S.A. *	146,327	1,523,528
Elior Group S.A. *	157,094	1,002,598
Elis S.A. *	345,996	5,393,926
Eramet S.A. *	13,370	1,037,647
SECURITY	NUMBER OF SHARES	VALUE ($)
Eutelsat Communications S.A. (a)	289,095	3,636,405
Fnac Darty S.A.	26,813	1,613,159
Gaztransport Et Technigaz S.A.	39,846	3,188,882
GL Events *	20,182	389,821
Guerbet	10,756	427,981
ID Logistics Group *	3,732	1,440,854
Interparfums S.A.	24,585	1,859,617
IPSOS	62,781	2,826,652
Jacquet Metals SACA	21,506	488,985
Korian S.A.	100,855	2,965,205
Lagardere S.C.A. *	36,545	940,347
LISI	25,482	625,279
Maisons du Monde S.A.	69,404	1,598,359
Manitou BF S.A.	22,232	663,145
Mercialys S.A.	97,851	907,563
Mersen S.A.	22,908	827,706
Metropole Television S.A.	104,978	2,006,412
Nexans S.A.	46,080	4,242,774
Nexity S.A.	65,635	2,794,095
PEUGEOT INVEST	7,976	1,023,468
Pharmagest Interactive	5,987	574,834
Quadient S.A.	54,909	1,181,723
Rallye S.A. *	37,284	184,444
Robertet S.A.	1,095	1,226,369
Rothschild & Co.	43,514	1,846,522
SES S.A.	595,496	4,619,641
Societe BIC S.A.	41,319	2,114,284
Solutions 30 SE *(a)	136,270	985,502
Somfy S.A.	10,154	1,942,988
Sopra Steria Group S.A.	22,244	3,920,927
SPIE S.A.	198,318	4,928,847
Tarkett S.A. *(a)	14,524	310,616
Technip Energies N.V. *	214,312	2,894,755
Television Francaise 1 S.A.	162,580	1,555,501
Trigano S.A.	12,952	2,266,999
Vallourec S.A. *	238,446	2,080,060
Verallia S.A.	110,327	3,678,332
Vicat S.A.	23,772	913,778
Vilmorin & Cie S.A.	9,649	587,576
Virbac S.A.	6,780	3,159,469
Voltalia S.A. *	42,279	946,074
X-Fab Silicon Foundries SE *	80,860	849,179
		107,107,056

Germany 4.3%
Aareal Bank AG	95,675	3,131,677
ADLER Group S.A. (a)	147,981	1,438,310
AIXTRON SE	165,123	3,290,695
alstria Office REIT-AG	281,252	6,173,257
Atoss Software AG	6,512	1,524,621
Aurubis AG	56,328	4,804,664
Basler AG	5,957	984,323
BayWa AG	21,824	903,996
Befesa S.A.	62,537	4,117,912
Bertrandt AG	6,792	448,766
Bilfinger SE	43,735	1,401,032
CANCOM SE	56,797	4,067,272
CECONOMY AG *	279,015	1,104,233
CompuGroup Medical SE & Co. KgaA	38,021	2,893,039
CropEnergies AG	28,330	376,281
Dermapharm Holding SE	27,128	2,479,465
Deutsche Beteiligungs AG	21,874	950,385
Deutsche Euroshop AG	81,063	1,283,810
Deutsche Pfandbriefbank AG	192,566	2,239,051
Deutz AG *	188,759	1,271,616
DIC Asset AG	93,215	1,512,987
Draegerwerk AG & Co., KGaA	4,656	271,997
Duerr AG	79,373	3,137,700

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Eckert & Ziegler Strahlen- und Medizintechnik AG	21,797	2,374,959
ElringKlinger AG *	46,663	565,682
Encavis AG (a)	147,244	2,698,212
flatexDEGIRO AG *	88,567	2,115,444
Freenet AG	195,028	4,912,937
Gerresheimer AG	51,183	4,669,419
Global Fashion Group S.A. *	161,842	1,236,930
Grand City Properties S.A.	154,425	3,632,855
GRENKE AG (a)	41,144	1,405,097
Hamburger Hafen und Logistik AG	38,847	851,349
Hensoldt AG	46,815	666,064
Hornbach Baumarkt AG	12,419	503,238
Hornbach Holding AG & Co. KGaA	13,247	1,650,628
HUGO BOSS AG	80,905	4,700,862
Hypoport SE *	6,283	3,400,288
Indus Holding AG	32,173	1,071,932
Instone Real Estate Group AG	74,792	1,557,439
Jenoptik AG	80,225	3,230,979
K+S AG *	299,216	5,060,383
Kloeckner & Co. SE *	113,791	1,219,992
Koenig & Bauer AG *	20,549	655,734
Krones AG	22,924	2,311,972
KWS Saat SE & Co. KGaA	16,005	1,318,715
MorphoSys AG *	55,564	2,220,271
Nagarro SE *	10,369	2,124,185
New Work SE	4,435	991,418
Nordex SE *(a)	162,416	2,883,000
Norma Group SE	52,238	1,906,267
PATRIZIA AG	70,617	1,588,140
Pfeiffer Vacuum Technology AG	10,214	2,425,842
S&T AG (a)	75,631	1,623,434
Salzgitter AG *	60,651	1,788,642
Secunet Security Networks AG	2,103	976,444
SGL Carbon SE *	82,721	718,815
Shop Apotheke Europe N.V. *	10,930	1,974,601
Siltronic AG	28,869	4,321,828
Siltronic AG - Tender Offer	3,860	582,205
Sixt SE *(a)	20,620	3,330,617
SMA Solar Technology AG	13,789	665,226
Software AG	76,148	3,214,207
Stabilus S.A.	38,688	2,554,044
STRATEC SE	11,261	1,693,431
Stroeer SE & Co. KGaA	39,075	2,993,031
Suedzucker AG	123,206	1,769,566
TAG Immobilien AG	197,070	5,434,639
Takkt AG	51,140	827,759
VERBIO Vereinigte BioEnergie AG	31,007	2,382,026
Vossloh AG	13,511	682,838
Wacker Neuson SE	40,053	1,164,962
Washtec AG	16,231	898,865
Wuestenrot & Wuerttembergische AG	30,963	596,666
Zeal Network SE	24,143	1,046,252
zooplus AG *	1,135	616,804
		157,614,224

Hong Kong 1.4%
Antengene Corp., Ltd. *	454,431	685,507
Apollo Future Mobility Group Ltd. *	7,063,248	448,483
Asia Cement China Holdings Corp.	677,411	430,993
AsiaInfo Technologies Ltd.	588,179	976,293
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	395,755	529,985
Canvest Environmental Protection Group Co., Ltd.	1,084,679	574,629
China Animal Healthcare Ltd. *(b)	192,752	0
China Tobacco International HK Co., Ltd.	265,693	602,558
Chinese Estates Holdings Ltd.	819,924	405,973
SECURITY	NUMBER OF SHARES	VALUE ($)
Chow Sang Sang Holdings International Ltd.	402,669	571,268
CITIC Telecom International Holdings Ltd.	2,189,430	735,815
CMBC Capital Holdings Ltd.	26,251,658	272,759
C-Mer Eye Care Holdings Ltd.	624,979	549,152
Cosmopolitan International Holdings Ltd. *	2,784,424	432,173
CP Pokphand Co., Ltd	9,778,330	1,392,272
Crystal International Group Ltd.	918,219	319,192
Digital Domain Holdings Ltd. *	4,426,828	397,491
Dynam Japan Holdings Co., Ltd.	399,807	346,684
EC Healthcare	570,352	907,196
Esprit Holdings Ltd. *	4,427,335	369,141
Everest Medicines Ltd. *	156,653	711,342
Far East Consortium International Ltd.	1,691,400	518,538
Fortune Real Estate Investment Trust	2,236,758	2,295,332
Frontage Holdings Corp. *	937,446	512,262
GCL New Energy Holdings Ltd. *	12,538,054	498,573
Giordano International Ltd.	1,973,332	374,626
Glory Sun Financial Group Ltd. *	26,961,233	785,059
Great Eagle Holdings Ltd.	356,239	906,608
HKBN Ltd.	1,208,713	1,519,448
Hong Kong Television Network Ltd.	865,038	989,775
Hua Medicine *	1,325,373	695,341
IGG, Inc.	1,304,717	1,236,794
IMAX China Holding, Inc.	153,228	253,550
Jacobio Pharmaceuticals Group Co., Ltd. *	585,943	1,204,077
Jinchuan Group International Resources Co., Ltd.	7,555,325	1,143,594
JW Cayman Therapeutics Co., Ltd. *	302,613	490,649
K Wah International Holdings Ltd.	2,017,263	781,459
LK Technology Holdings Ltd.	612,082	1,465,068
Luk Fook Holdings International Ltd.	520,701	1,522,859
MH Development Ltd. *(b)	459,925	10,796
OCI International Holdings Ltd. *	1,497,720	651,279
Pacific Basin Shipping Ltd.	6,744,883	2,569,611
Pacific Textiles Holdings Ltd.	739,973	389,167
Pou Sheng International Holdings Ltd. *	3,173,077	447,723
Powerlong Commercial Management Holdings Ltd.	275,423	556,085
Powerlong Real Estate Holdings Ltd.	2,190,154	1,320,411
Prosperity REIT	1,933,957	744,226
Razer, Inc. *	5,656,414	1,850,197
Realord Group Holdings Ltd. *	568,306	807,716
Road King Infrastructure Ltd.	405,822	379,489
Sa Sa International Holdings Ltd. *	1,742,088	375,419
Singamas Container Holdings Ltd.	2,217,867	332,857
SmarTone Telecommunications Holdings Ltd.	535,779	285,214
Stella International Holdings Ltd.	651,000	698,110
Sun Hung Kai & Co., Ltd.	886,291	553,658
SUNeVision Holdings Ltd.	930,575	809,315
Sunlight Real Estate Investment Trust	1,724,230	1,004,125
Superb Summit International Group Ltd. *(b)	1,120,000	0
Television Broadcasts Ltd. *	466,600	267,540
Texhong Textile Group Ltd.	459,673	652,140
The United Laboratories International Holdings Ltd.	840,960	481,113
Truly International Holdings Ltd.	2,524,908	848,562
Value Partners Group Ltd.	1,458,832	739,161
Vesync Co., Ltd. (a)	599,088	833,022
Vobile Group Ltd. *	2,104,042	1,986,409
VPower Group International Holdings Ltd.	997,570	154,834

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
VSTECS Holdings Ltd.	1,021,283	914,404
Xiabuxiabu Catering Management China Holdings Co., Ltd. *	772,806	534,313
		50,049,414

Ireland 0.4%
Bank of Ireland Group plc *	1,457,531	7,896,193
Cairn Homes plc *	1,099,771	1,364,168
Dalata Hotel Group plc *	343,083	1,312,993
Hibernia REIT plc	1,025,469	1,489,006
Irish Continental Group plc *	253,852	1,214,377
		13,276,737

Israel 0.9%
AFI Properties Ltd.	25,143	1,463,573
Allot Ltd. *	52,219	593,019
AudioCodes Ltd.	34,854	1,215,766
Brack Capital Properties N.V. *	3,429	384,008
Camtek Ltd. *	42,524	2,011,038
Cellcom Israel Ltd. *	143,410	614,487
Clal Insurance Enterprises Holdings Ltd. *	75,341	1,879,549
Compugen Ltd. *	128,946	580,751
Danel Adir Yeoshua Ltd.	7,075	1,539,113
Delek Automotive Systems Ltd.	78,595	1,096,860
Delek Group Ltd. *	12,090	993,862
Delta Galil Industries Ltd.	13,787	852,867
Equital Ltd. *	25,095	870,577
FIBI Holdings Ltd.	26,533	1,187,423
Formula Systems 1985 Ltd.	11,708	1,393,522
Fox Wizel Ltd.	10,826	1,861,001
Gilat Satellite Networks Ltd.	41,311	285,315
Hilan Ltd.	21,973	1,325,082
IDI Insurance Co., Ltd.	12,394	455,533
Isracard Ltd.	293,400	1,291,625
Kamada Ltd. *	52,603	332,917
Matrix IT Ltd.	48,948	1,405,994
Mega Or Holdings Ltd.	30,771	1,328,252
Menora Mivtachim Holdings Ltd.	35,463	825,161
Migdal Insurance & Financial Holding Ltd.	492,297	776,731
Naphtha Israel Petroleum Corp., Ltd. *	54,193	343,495
Oil Refineries Ltd. *	2,454,985	634,268
Partner Communications Co., Ltd. *	162,557	1,026,735
Perion Network Ltd. *	47,044	1,137,633
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	12,364	961,446
Reit 1 Ltd.	277,386	1,918,411
Sella Capital Real Estate Ltd.	316,211	1,116,045
Summit Real Estate Holdings Ltd. *	68,422	1,341,446
Tera Light Ltd. *	34,893	87,436
		35,130,941

Italy 2.3%
ACEA S.p.A.	70,794	1,424,781
Anima Holding S.p.A.	416,634	1,948,542
Arnoldo Mondadori Editore S.p.A. *	195,940	441,100
Autogrill S.p.A. *	295,100	1,907,953
Azimut Holding S.p.A.	194,993	5,377,361
Banca Generali S.p.A.	87,619	3,571,173
Banca IFIS S.p.A.	39,770	660,733
Banca Monte dei Paschi di Siena S.p.A. *(a)	422,834	384,085
Banca Popolare di Sondrio Scarl	602,193	2,318,173
Banco BPM S.p.A.	2,402,317	6,668,183
SECURITY	NUMBER OF SHARES	VALUE ($)
BFF Bank S.p.A.	290,588	2,171,850
Biesse S.p.A. *	22,018	556,141
BPER Banca	1,656,925	3,136,989
Brembo S.p.A.	238,793	3,142,102
Brunello Cucinelli S.p.A. *	52,981	3,333,620
Carel Industries S.p.A.	70,547	1,881,963
Cementir Holding N.V.	73,777	679,295
Cerved Group S.p.A. *	60,423	693,724
CIR SpA-Compagnie Industriali *	1,090,794	596,096
Credito Emiliano S.p.A.	114,817	741,826
Danieli & C Officine Meccaniche S.p.A.	19,271	543,371
Datalogic S.p.A.	30,282	504,123
doValue S.p.A.	90,779	781,684
Enav S.p.A. *	386,014	1,591,129
ERG S.p.A.	103,191	3,373,048
Falck Renewables S.p.A.	178,501	1,739,974
Fincantieri S.p.A. *(a)	742,420	492,626
Gruppo MutuiOnline S.p.A.	26,541	1,239,794
GVS S.p.A.	115,169	1,436,347
Immobiliare Grande Distribuzione SIIQ S.p.A. *	105,535	411,014
Iren S.p.A.	969,082	2,890,617
Italmobiliare S.p.A.	20,551	732,134
Juventus Football Club S.p.A. *(a)	782,857	381,905
Maire Tecnimont S.p.A.	250,681	1,102,143
MARR S.p.A.	51,384	1,035,297
MFE-MediaForEurope N.V.	431,409	1,163,483
Piaggio & C S.p.A.	267,205	820,490
RAI Way S.p.A.	141,738	805,679
Saipem S.p.A. *(a)	861,417	1,707,970
Salvatore Ferragamo S.p.A. *	108,224	2,454,611
Saras S.p.A. *	871,598	543,906
Sesa S.p.A.	11,339	2,241,214
Societa Cattolica Di Assicurazione S.p.A. *	48,894	294,713
SOL S.p.A.	57,740	1,351,837
Tamburi Investment Partners S.p.A.	157,872	1,688,157
Technogym S.p.A.	207,971	1,909,022
Tinexta S.p.A.	30,414	1,239,271
Tod's S.p.A. *	13,440	768,506
Unipol Gruppo S.p.A.	747,931	3,875,133
Webuild S.p.A. (a)	514,657	1,152,803
Zignago Vetro S.p.A.	46,980	880,992
		82,788,683

Japan 16.9%
Achilles Corp.	21,106	224,732
Adastria Co., Ltd.	42,523	697,700
ADEKA Corp.	154,052	3,271,120
Advan Co., Ltd.	29,949	232,903
Aeon Delight Co., Ltd.	27,992	873,941
Aeon Hokkaido Corp.	82,701	971,625
Ai Holdings Corp.	54,546	930,998
Aichi Corp.	35,317	242,300
Aichi Steel Corp.	19,250	411,465
Aida Engineering Ltd.	84,695	687,734
Aiful Corp.	449,402	1,393,188
Aiphone Co., Ltd.	19,956	366,799
Airtrip Corp.	17,359	482,343
Aisan Industry Co., Ltd.	53,137	356,134
Alconix Corp.	29,802	308,401
Alpen Co., Ltd.	23,262	445,388
Alpha Systems, Inc.	10,258	344,207
Amuse, Inc.	16,122	269,067
Anest Iwata Corp.	53,144	399,709
Anicom Holdings, Inc.	124,476	851,802
AOKI Holdings, Inc.	61,855	334,484
Aoyama Trading Co., Ltd. *	67,014	424,352

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arakawa Chemical Industries Ltd.	25,346	252,020
Arata Corp.	19,288	654,003
Arcland Sakamoto Co., Ltd.	46,566	680,373
Arcland Service Holdings Co., Ltd.	22,674	450,105
Arcs Co., Ltd.	53,369	971,542
Argo Graphics, Inc.	22,356	559,368
ARTERIA Networks Corp.	37,605	509,702
Aruhi Corp.	51,604	454,935
Asahi Diamond Industrial Co., Ltd.	85,215	475,814
Asahi Holdings, Inc.	114,474	1,929,660
ASAHI YUKIZAI Corp.	17,837	234,067
ASKA Pharmaceutical Holdings Co., Ltd.	31,665	268,279
Atom Corp.	177,746	1,174,068
Atrae, Inc. *	23,571	515,035
Autobacs Seven Co., Ltd.	90,259	1,040,548
Avex, Inc.	52,150	778,495
Axial Retailing, Inc.	21,107	606,005
Bando Chemical Industries Ltd.	63,108	472,428
Bank of the Ryukyus Ltd.	60,806	381,293
Base Co., Ltd.	12,849	472,452
Belc Co., Ltd.	14,369	665,647
Bell System24 Holdings, Inc.	52,100	575,855
Belluna Co., Ltd.	73,365	430,970
BeNext-Yumeshin Group Co.	93,456	1,371,242
BML, Inc.	30,883	960,121
BrainPad, Inc. *	7,744	384,659
Broadleaf Co., Ltd.	129,242	546,357
BRONCO BILLY Co., Ltd.	13,940	279,672
Bunka Shutter Co., Ltd.	76,913	683,475
CAC Holdings Corp.	15,468	203,933
Canon Electronics, Inc.	30,224	395,551
Carta Holdings, Inc.	30,559	573,259
Cawachi Ltd.	18,649	354,601
Central Glass Co., Ltd.	60,825	1,041,383
Central Security Patrols Co., Ltd.	11,344	240,477
Change, Inc. *	49,076	911,976
Chilled & Frozen Logistics Holdings Co., Ltd.	33,995	449,694
Chiyoda Co., Ltd.	38,052	235,259
Chiyoda Corp. *	235,283	772,914
Chiyoda Integre Co., Ltd.	17,018	325,087
Chofu Seisakusho Co., Ltd.	31,440	554,066
Chori Co., Ltd.	17,762	267,811
Chubu Shiryo Co., Ltd.	42,468	353,074
Chudenko Corp.	39,496	705,081
Chugoku Marine Paints Ltd.	69,098	524,572
Chuo Spring Co., Ltd.	23,998	177,113
CI Takiron Corp.	64,501	296,530
Citizen Watch Co., Ltd.	418,069	1,910,941
CKD Corp.	90,412	1,770,099
CMK Corp. *	71,151	315,823
COLOPL, Inc.	76,629	467,690
Colowide Co., Ltd.	88,708	1,189,075
Comforia Residential REIT, Inc.	981	2,756,079
Computer Engineering & Consulting Ltd.	38,650	422,769
Comture Corp.	34,734	1,081,375
CONEXIO Corp.	25,240	312,763
Cosel Co., Ltd.	29,581	233,949
CRE Logistics REIT, Inc. *	691	1,332,767
Create Restaurants Holdings, Inc.	139,130	833,224
Create SD Holdings Co., Ltd.	35,894	986,299
CTS Co., Ltd.	38,476	263,973
Curves Holdings Co., Ltd.	94,188	642,050
Cybozu, Inc.	37,516	714,669
Dai Nippon Toryo Co., Ltd.	40,236	280,300
Daibiru Corp.	68,086	877,871
Dai-Dan Co., Ltd.	21,784	393,300
Daido Metal Co., Ltd.	61,467	307,484
Daihen Corp.	30,718	1,163,304
SECURITY	NUMBER OF SHARES	VALUE ($)
Daiho Corp.	24,408	778,167
Daiichi Jitsugyo Co., Ltd.	13,700	590,013
Daiken Corp.	25,060	476,282
Daikokutenbussan Co., Ltd.	7,985	430,386
Daikyonishikawa Corp.	89,347	422,558
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,079	369,667
Daiseki Co., Ltd.	74,955	3,406,295
Daishi Hokuetsu Financial Group, Inc.	67,074	1,358,670
Daito Pharmaceutical Co., Ltd.	19,393	485,231
Daiwa Industries Ltd.	40,223	427,222
Daiwa Securities Living Investments Corp.	3,028	2,917,462
Daiwabo Holdings Co., Ltd.	140,851	2,244,039
DCM Holdings Co., Ltd.	152,037	1,407,291
Denyo Co., Ltd.	24,859	362,776
Descente Ltd. *	59,695	2,423,655
Dexerials Corp.	74,307	2,189,061
Digital Arts, Inc.	15,115	1,255,312
Digital Garage, Inc.	49,999	2,192,919
Digital Holdings, Inc.	24,310	297,599
Dip Corp.	30,543	1,070,599
Direct Marketing MiX, Inc.	14,145	478,372
DKK Co., Ltd.	17,652	391,455
DKS Co., Ltd.	12,818	349,392
Doshisha Co., Ltd.	35,802	462,877
Doutor Nichires Holdings Co., Ltd.	39,090	522,256
DTS Corp.	61,501	1,282,072
Duskin Co., Ltd.	64,621	1,489,393
DyDo Group Holdings, Inc.	12,238	529,205
Eagle Industry Co., Ltd.	41,411	373,828
Earth Corp.	22,699	1,227,459
Ebase Co., Ltd.	42,495	241,021
EDION Corp.	133,266	1,172,511
eGuarantee, Inc.	48,505	1,049,600
Eiken Chemical Co., Ltd.	48,010	800,413
Eizo Corp.	29,637	1,028,401
Elan Corp.	49,498	540,121
Elematec Corp.	22,612	200,938
EM Systems Co., Ltd.	59,253	362,683
Enigmo, Inc.	37,832	324,860
en-japan, Inc.	48,208	1,502,984
Enplas Corp.	10,915	242,342
eRex Co., Ltd.	52,958	1,193,065
ES-Con Japan Ltd.	58,845	388,690
ESPEC Corp.	28,625	530,172
euglena Co., Ltd. *	126,595	886,371
Exedy Corp.	43,175	612,196
FCC Co., Ltd.	50,882	643,503
Feed One Co., Ltd.	38,244	240,488
FIDEA Holdings Co., Ltd.	28,115	296,390
Financial Products Group Co., Ltd.	87,407	424,160
Foster Electric Co., Ltd.	31,352	194,112
France Bed Holdings Co., Ltd.	30,856	231,804
Frontier Real Estate Investment Corp.	795	3,479,810
Fudo Tetra Corp.	17,737	251,812
Fuji Co., Ltd.	29,188	493,557
Fuji Corp.	130,132	2,852,601
Fuji Pharma Co., Ltd.	24,624	234,215
Fuji Seal International, Inc.	63,415	1,149,395
Fuji Soft, Inc.	32,426	1,507,854
Fujibo Holdings, Inc.	17,715	587,406
Fujicco Co., Ltd.	33,206	528,746
Fujikura Ltd. *	426,184	2,150,719
Fujimi, Inc.	30,022	1,943,385
Fujimori Kogyo Co., Ltd.	23,238	732,679
Fujio Food Group., Inc.	34,717	410,935
Fujita Kanko, Inc. *	11,456	225,700
Fujitec Co., Ltd.	119,991	2,517,227

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fujiya Co., Ltd.	17,128	336,692
Fukuda Corp.	7,688	278,283
Fukui Computer Holdings, Inc.	10,874	365,835
Fukuoka REIT Corp.	1,113	1,599,732
Fukushima Galilei Co., Ltd.	18,017	663,271
FULLCAST Holdings Co., Ltd.	28,683	668,921
Funai Soken Holdings, Inc.	47,662	1,074,174
Furukawa Battery Co., Ltd.	20,165	259,821
Furukawa Co., Ltd.	47,614	502,370
Furuno Electric Co., Ltd.	37,409	377,566
Fuso Chemical Co., Ltd.	31,454	1,307,525
Fuso Pharmaceutical Industries Ltd.	10,253	213,918
Futaba Corp.	58,097	352,537
Futaba Industrial Co., Ltd.	89,365	303,012
Future Corp.	29,643	1,058,632
G-7 Holdings, Inc.	26,270	382,673
Gakken Holdings Co., Ltd.	41,248	355,282
Genky DrugStores Co., Ltd.	12,807	577,496
Geo Holdings Corp.	41,173	431,148
giftee, Inc. *	30,759	702,165
Giken Ltd.	22,409	815,088
Global One Real Estate Investment Corp.	1,589	1,668,139
GLOBERIDE, Inc.	32,460	989,137
Glory Ltd.	80,634	1,473,562
GMO GlobalSign Holdings KK	8,051	283,269
Goldcrest Co., Ltd.	23,488	308,636
Grace Technology, Inc.	32,183	119,611
Gree, Inc.	127,109	1,117,220
gremz, Inc.	23,873	530,885
G-Tekt Corp.	29,048	341,019
Gunze Ltd.	27,222	945,799
H2O Retailing Corp.	132,601	922,584
Hakuto Co., Ltd.	17,801	348,824
Halows Co., Ltd.	13,060	304,459
Hamakyorex Co., Ltd.	24,132	605,718
Hankyu Hanshin REIT, Inc.	1,021	1,422,539
Hanwa Co., Ltd.	57,108	1,544,071
Happinet Corp.	30,498	383,827
Hazama Ando Corp.	275,595	2,041,265
Heiwa Real Estate Co., Ltd.	52,310	1,566,375
Heiwa Real Estate REIT, Inc.	1,431	1,899,262
Heiwado Co., Ltd.	45,747	746,569
Hibiya Engineering Ltd.	29,106	477,816
Hiday Hidaka Corp.	43,307	599,192
HI-LEX Corp.	42,915	616,068
Hioki EE Corp.	13,389	1,044,754
Hirata Corp.	13,592	714,644
HIS Co., Ltd. *	59,367	1,014,852
Hisaka Works Ltd.	29,636	205,673
Hitachi Zosen Corp.	259,611	1,922,875
Hito Communications Holdings, Inc.	16,134	343,298
Hochiki Corp.	24,807	272,223
Hodogaya Chemical Co., Ltd.	9,324	379,792
Hogy Medical Co., Ltd.	31,880	842,309
Hokkaido Electric Power Co., Inc.	268,756	1,110,102
Hokkaido Gas Co., Ltd.	19,140	247,963
Hokkoku Financial Holdings, Inc.	37,615	700,322
Hokuetsu Corp.	214,566	1,473,966
Hokuhoku Financial Group, Inc.	196,260	1,330,928
Hokuriku Electric Power Co.	263,624	1,307,150
Hokuto Corp.	38,270	620,841
Honeys Holdings Co., Ltd	23,075	203,223
Hoosiers Holdings	43,891	243,527
Hoshino Resorts REIT, Inc.	345	1,935,488
Hosiden Corp.	83,732	865,748
Hosokawa Micron Corp.	19,996	500,494
Hulic REIT, Inc.	1,858	2,727,805
Ichibanya Co., Ltd.	25,071	979,258
Ichigo Office REIT Investment Corp.	1,982	1,494,202
SECURITY	NUMBER OF SHARES	VALUE ($)
Ichikoh Industries Ltd.	89,377	390,427
Ichiyoshi Securities Co., Ltd.	57,623	314,137
Icom, Inc.	14,132	287,506
Idec Corp.	38,734	916,967
IDOM, Inc.	82,185	498,705
Iino Kaiun Kaisha Ltd.	134,395	611,935
I'll, Inc.	27,474	375,289
Inaba Denki Sangyo Co., Ltd.	90,184	1,953,080
Inabata & Co., Ltd.	66,385	893,942
Inageya Co., Ltd.	36,527	418,527
Ines Corp.	35,468	434,194
Infocom Corp.	31,579	530,929
Infomart Corp.	331,718	2,997,425
Insource Co., Ltd.	31,408	678,531
Intage Holdings, Inc.	51,695	797,199
Invincible Investment Corp.	7,691	2,577,327
I-PEX, Inc.	12,755	217,929
Iriso Electronics Co., Ltd.	31,582	1,272,514
Iseki & Co., Ltd. *	24,739	306,991
Ishihara Sangyo Kaisha Ltd.	51,109	524,841
Istyle, Inc. *	91,515	221,644
Itochu Advance Logistics Investment Corp.	913	1,381,421
Itochu Enex Co., Ltd.	69,335	580,718
Itochu-Shokuhin Co., Ltd.	7,844	338,851
J Trust Co., Ltd. *	132,719	631,188
JAC Recruitment Co., Ltd.	20,491	358,766
Jaccs Co., Ltd.	37,627	912,300
JAFCO Group Co., Ltd.	40,704	2,552,402
Japan Best Rescue System Co., Ltd	23,898	201,000
Japan Display, Inc. *(a)	1,037,365	338,038
Japan Elevator Service Holdings Co., Ltd.	112,641	2,108,082
Japan Excellent, Inc.	1,997	2,335,652
Japan Lifeline Co., Ltd.	100,557	936,979
Japan Material Co., Ltd.	88,646	1,211,666
Japan Medical Dynamic Marketing, Inc.	18,317	312,314
Japan Petroleum Exploration Co., Ltd.	52,418	1,057,639
Japan Pulp & Paper Co., Ltd.	16,305	513,368
Japan Securities Finance Co., Ltd.	149,485	1,071,653
Japan Transcity Corp.	73,335	357,810
JCU Corp.	32,493	1,373,609
JDC Corp.	63,163	295,942
JINS Holdings, Inc.	23,057	1,309,768
JM Holdings Co., Ltd.	22,370	339,259
J-Oil Mills, Inc.	26,633	387,257
Joshin Denki Co., Ltd.	29,082	524,549
Joyful Honda Co., Ltd.	94,824	1,302,791
JSP Corp.	18,050	240,836
Juroku Financial Group, Inc.	56,362	980,856
JVC Kenwood Corp.	237,933	345,757
K&O Energy Group, Inc.	18,022	238,399
Kaga Electronics Co., Ltd.	27,049	698,469
Kamakura Shinsho Ltd. (a)	30,822	210,375
Kameda Seika Co., Ltd.	21,449	817,006
Kamei Corp.	33,030	288,571
Kanaden Corp.	26,227	227,750
Kanagawa Chuo Kotsu Co., Ltd.	9,776	277,236
Kanamoto Co., Ltd.	45,317	859,684
Kanematsu Corp.	126,485	1,371,289
Kanematsu Electronics Ltd.	19,009	602,690
Kansai Super Market Ltd. (a)	28,199	455,475
Kanto Denka Kogyo Co., Ltd.	68,121	604,747
Kappa Create Co., Ltd. *	37,889	442,809
Katakura Industries Co., Ltd. *	30,387	586,357
Katitas Co., Ltd.	76,461	2,821,538
Kato Sangyo Co., Ltd.	32,524	908,020
KeePer Technical Laboratory Co., Ltd.	17,194	389,778
Keihanshin Building Co., Ltd.	50,294	609,933

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Keiyo Co., Ltd.	60,859	430,400
Kenedix Residential Next Investment Corp.	1,534	2,784,424
Kenedix Retail REIT Corp.	956	2,358,321
Kenko Mayonnaise Co., Ltd.	21,880	244,920
Key Coffee, Inc.	24,357	416,372
KFC Holdings Japan Ltd.	26,068	650,179
KH Neochem Co., Ltd.	54,826	1,487,200
Kintetsu Department Store Co., Ltd. *	13,296	284,316
Kintetsu World Express, Inc.	55,700	1,338,232
Kisoji Co., Ltd.	31,056	571,095
Kissei Pharmaceutical Co., Ltd.	47,920	963,929
Kitanotatsujin Corp.	100,934	316,460
Kitz Corp.	119,894	740,197
KLab, Inc. *	48,552	237,746
Koa Corp.	42,163	568,139
Koatsu Gas Kogyo Co., Ltd.	38,261	248,008
Kohnan Shoji Co., Ltd.	37,790	1,104,961
Komatsu Matere Co., Ltd.	56,096	581,487
KOMEDA Holdings Co., Ltd.	48,265	826,343
Komeri Co., Ltd.	41,720	898,002
Komori Corp.	66,966	371,558
Konishi Co., Ltd.	37,235	524,035
Konoike Transport Co., Ltd.	43,976	421,770
Koshidaka Holdings Co., Ltd.	76,618	403,519
Krosaki Harima Corp.	6,514	223,740
Kumagai Gumi Co., Ltd.	54,619	1,264,157
Kumiai Chemical Industry Co., Ltd.	151,041	1,061,524
Kura Sushi, Inc.	30,993	1,020,862
Kurabo Industries Ltd.	26,417	423,900
Kureha Corp.	28,438	1,978,601
Kurimoto Ltd.	18,161	235,600
KYB Corp.	29,697	759,523
Kyodo Printing Co., Ltd.	12,073	293,571
Kyoei Steel Ltd.	33,454	368,585
Kyokuto Kaihatsu Kogyo Co., Ltd.	46,085	569,036
Kyokuto Securities Co., Ltd.	37,280	240,336
Kyokuyo Co., Ltd.	14,182	362,216
KYORIN Holdings, Inc.	60,007	892,085
Kyoritsu Maintenance Co., Ltd.	37,543	1,320,924
Kyosan Electric Manufacturing Co., Ltd.	79,542	301,930
LEC, Inc.	40,409	291,470
Leopalace21 Corp. *	351,059	602,902
Life Corp.	30,740	908,298
LIFULL Co., Ltd.	101,923	231,592
Link And Motivation, Inc.	66,166	411,990
LITALICO, Inc.	27,932	1,030,737
M&A Capital Partners Co., Ltd. *	20,241	980,453
Macnica Fuji Electronics Holdings, Inc.	71,759	1,616,624
Macromill, Inc.	52,146	422,054
Maeda Kosen Co., Ltd.	33,176	1,025,565
Maezawa Kyuso Industries Co., Ltd.	22,718	200,279
Makino Milling Machine Co., Ltd.	32,060	975,537
Mandom Corp.	55,505	696,104
Marudai Food Co., Ltd.	31,170	393,382
Maruha Nichiro Corp.	55,967	1,122,347
Marusan Securities Co., Ltd.	85,139	374,163
Maruwa Co., Ltd.	12,573	1,483,801
Maruzen Showa Unyu Co., Ltd.	23,533	655,968
Marvelous, Inc.	55,321	348,847
Matsuda Sangyo Co., Ltd.	17,425	414,505
Matsuya Co., Ltd. *	59,638	440,148
Matsuyafoods Holdings Co., Ltd.	12,594	380,443
Max Co., Ltd.	57,945	916,036
Maxell Holdings Ltd.	61,555	709,635
Maxvalu Tokai Co., Ltd.	17,036	392,048
MCJ Co., Ltd.	96,255	835,857
MEC Co., Ltd.	20,206	733,178
Media Do Co., Ltd.	9,720	391,642
SECURITY	NUMBER OF SHARES	VALUE ($)
Medical Data Vision Co., Ltd.	23,824	278,851
MedPeer, Inc. *	24,352	766,730
Megachips Corp.	26,652	1,116,124
Megmilk Snow Brand Co., Ltd.	63,187	1,068,467
Meidensha Corp.	62,563	1,425,981
Meisei Industrial Co., Ltd.	71,551	410,861
Meitec Corp.	38,252	2,243,677
Melco Holdings, Inc.	7,884	270,797
METAWATER Co., Ltd.	32,628	560,347
Micronics Japan Co., Ltd.	49,919	788,715
Midac Holdings Co., Ltd.	17,937	784,334
Mie Kotsu Group Holdings, Inc.	95,474	383,426
Milbon Co., Ltd.	29,294	1,486,049
Mimasu Semiconductor Industry Co., Ltd.	23,243	479,210
Ministop Co., Ltd.	17,737	212,603
Mirai Corp.	2,521	1,181,181
Mirait Holdings Corp.	132,867	2,299,385
Miroku Jyoho Service Co., Ltd.	30,071	387,722
Mitani Sekisan Co., Ltd.	16,614	1,035,952
Mitsuba Corp. *	64,923	262,448
Mitsubishi Estate Logistics REIT Investment Corp.	599	2,495,284
Mitsubishi Logisnext Co., Ltd.	99,019	895,614
Mitsubishi Pencil Co., Ltd.	67,901	725,386
Mitsubishi Research Institute, Inc.	9,704	317,071
Mitsuboshi Belting Ltd.	31,179	530,519
Mitsui DM Sugar Holdings Co., Ltd.	24,577	403,033
Mitsui E&S Holdings Co., Ltd. *	106,294	354,797
Mitsui High-Tec, Inc.	35,409	2,856,545
Mitsui-Soko Holdings Co., Ltd.	33,808	678,870
Mitsuuroko Group Holdings Co., Ltd.	69,829	716,463
Mixi, Inc.	60,500	1,076,846
Mizuho Leasing Co., Ltd.	65,404	1,707,318
Mizuno Corp.	29,231	548,604
Mochida Pharmaceutical Co., Ltd	37,643	1,054,249
Modec, Inc.	29,864	367,694
Monex Group, Inc.	277,014	2,271,346
Monogatari Corp.	14,881	950,172
Mori Trust Hotel Reit, Inc.	488	544,538
Mori Trust Sogo REIT, Inc.	1,522	1,898,060
Moriroku Holdings Co., Ltd.	20,391	307,091
Morita Holdings Corp.	62,285	698,303
MOS Food Services, Inc.	37,682	1,013,858
MTI Ltd.	43,023	221,282
Musashi Seimitsu Industry Co., Ltd.	69,939	1,091,478
Nachi-Fujikoshi Corp.	27,792	944,798
Nagaileben Co., Ltd.	39,757	820,035
Nagatanien Holdings Co., Ltd.	19,580	333,332
Nagawa Co., Ltd.	14,968	1,505,434
Neturen Co., Ltd.	53,737	261,716
Nextage Co., Ltd.	55,441	1,118,146
Nichias Corp.	86,831	1,962,291
Nichiban Co., Ltd.	20,856	320,890
Nichicon Corp.	90,597	927,154
Nichiden Corp.	21,362	410,138
Nichiha Corp.	43,694	1,074,023
Nichi-iko Pharmaceutical Co., Ltd.	74,976	443,735
Nichireki Co., Ltd.	33,937	390,644
Nihon Chouzai Co., Ltd.	20,435	228,025
Nihon Nohyaku Co., Ltd.	53,686	219,860
Nihon Parkerizing Co., Ltd.	147,247	1,374,625
Nikkiso Co., Ltd.	92,936	694,084
Nippn Corp.	86,562	1,194,616
Nippon Beet Sugar Manufacturing Co., Ltd.	18,024	253,188
Nippon Carbon Co., Ltd.	16,797	613,180
Nippon Ceramic Co., Ltd.	27,362	689,683
Nippon Chemi-Con Corp. *	31,850	505,190

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Coke & Engineering Co., Ltd.	216,751	232,891
Nippon Denko Co., Ltd.	170,845	439,357
Nippon Densetsu Kogyo Co., Ltd.	52,919	721,930
Nippon Gas Co., Ltd.	164,316	2,050,603
Nippon Holdings Co., Ltd.	79,974	1,396,701
Nippon Kanzai Co., Ltd.	26,935	649,030
Nippon Koei Co., Ltd.	22,137	618,031
Nippon Light Metal Holdings Co., Ltd.	93,139	1,369,052
Nippon Paper Industries Co., Ltd.	145,323	1,364,343
Nippon Parking Development Co., Ltd.	206,868	247,779
Nippon Pillar Packing Co., Ltd.	24,598	693,237
NIPPON REIT Investment Corp.	694	2,576,256
Nippon Rietec Co., Ltd.	22,548	276,625
Nippon Seiki Co., Ltd.	72,913	669,121
Nippon Sheet Glass Co., Ltd. *	146,386	647,195
Nippon Signal Company Ltd.	110,555	838,327
Nippon Soda Co., Ltd.	38,866	1,100,482
Nippon Steel Trading Corp.	22,037	893,746
Nippon Suisan Kaisha Ltd.	405,884	2,048,276
Nippon Thompson Co., Ltd.	99,016	602,581
Nippon Yakin Kogyo Co., Ltd.	22,710	408,618
Nishimatsu Construction Co., Ltd.	79,433	2,368,054
Nishimatsuya Chain Co., Ltd.	70,077	923,909
Nishi-Nippon Financial Holdings, Inc.	234,379	1,407,781
Nishio Rent All Co., Ltd.	24,076	534,127
Nissan Shatai Co., Ltd.	91,267	543,366
Nissei ASB Machine Co., Ltd.	12,239	306,554
Nissha Co., Ltd.	62,961	875,005
Nisshinbo Holdings, Inc.	211,917	1,528,557
Nissin Electric Co., Ltd.	67,947	847,954
Nissin Sugar Co., Ltd.	19,907	285,600
Nitta Corp.	29,354	672,677
Nittetsu Mining Co., Ltd.	9,698	526,132
Nitto Boseki Co., Ltd.	44,039	1,034,022
Nitto Kogyo Corp.	42,330	554,359
Nitto Kohki Co., Ltd.	17,924	274,673
Nohmi Bosai Ltd.	33,755	594,269
Nojima Corp.	49,575	971,460
Nomura Co., Ltd.	129,699	1,145,696
Noritake Co., Ltd.	21,066	859,004
Noritsu Koki Co., Ltd.	32,077	774,910
Noritz Corp.	50,783	728,570
North Pacific Bank Ltd.	440,544	896,258
NS United Kaiun Kaisha Ltd.	15,151	430,999
NSD Co., Ltd.	110,083	2,052,452
NTN Corp. *	672,318	1,243,443
NTT UD REIT Investment Corp.	1,978	2,616,545
Obara Group, Inc.	15,457	451,955
Ohsho Food Service Corp.	16,209	825,118
Oiles Corp.	41,509	600,637
Oisix ra daichi, Inc. *	37,018	1,088,909
Okabe Co., Ltd.	64,993	385,797
Okamoto Industries, Inc.	21,525	714,688
Okamura Corp.	112,687	1,265,365
Okasan Securities Group, Inc.	252,512	820,617
Oki Electric Industry Co., Ltd.	132,168	975,444
Okinawa Financial Group, Inc.	34,481	627,397
Okumura Corp.	55,388	1,531,713
Okura Industrial Co., Ltd.	10,665	192,739
Okuwa Co., Ltd.	39,036	328,323
One REIT, Inc.	343	888,728
Onoken Co., Ltd.	22,853	316,394
Onward Holdings Co., Ltd.	156,394	396,684
Open Door, Inc. *	18,353	295,310
Optex Group Co., Ltd.	52,926	692,193
Optim Corp. *	30,305	383,533
Optorun Co., Ltd.	15,486	305,915
Organo Corp.	9,593	576,197
Oriental Shiraishi Corp. *	142,310	284,507
SECURITY	NUMBER OF SHARES	VALUE ($)
Oro Co., Ltd.	10,043	300,728
Osaka Organic Chemical Industry Ltd.	26,575	854,276
Osaka Soda Co., Ltd.	29,139	655,688
Osaki Electric Co., Ltd.	57,420	223,015
Outsourcing, Inc.	159,712	2,115,521
Oyo Corp.	31,464	543,959
Pacific Industrial Co., Ltd.	71,923	665,737
Pacific Metals Co., Ltd.	21,762	389,069
PAL GROUP Holdings Co., Ltd.	31,430	427,943
Paramount Bed Holdings Co., Ltd.	63,509	1,080,064
Pasona Group, Inc.	29,461	919,805
Pharma Foods International Co., Ltd.	38,182	764,010
PIA Corp. *	9,702	322,133
Pilot Corp.	54,799	2,000,457
Piolax, Inc.	38,412	544,659
Plenus Co., Ltd.	38,225	651,419
Poletowin Pitcrew Holdings, Inc.	45,041	382,399
Press Kogyo Co., Ltd.	143,897	472,708
Pressance Corp.	28,930	436,708
Prestige International, Inc.	128,281	779,549
Prima Meat Packers Ltd.	44,842	936,372
Proto Corp.	32,329	361,884
Qol Holdings Co., Ltd.	32,599	396,488
Raccoon Holdings, Inc.	19,783	267,095
Raito Kogyo Co., Ltd.	68,920	1,229,143
Raiznext Corp.	66,954	661,019
Raksul, Inc. *	36,753	2,026,278
Relia, Inc.	64,351	571,845
Restar Holdings Corp.	38,416	626,592
Retail Partners Co., Ltd.	54,439	581,092
Rheon Automatic Machinery Co., Ltd.	28,731	331,224
Ricoh Leasing Co., Ltd.	19,674	626,373
Riken Corp.	14,574	312,800
Riken Keiki Co., Ltd.	26,520	1,254,238
Riken Technos Corp.	72,072	305,312
Riken Vitamin Co., Ltd.	31,988	451,599
Ringer Hut Co., Ltd. *	34,799	654,636
Riso Kagaku Corp.	42,338	753,952
Riso Kyoiku Co., Ltd.	151,145	539,114
Rock Field Co., Ltd.	31,626	400,530
Rokko Butter Co., Ltd.	18,206	245,002
Roland Corp.	19,060	726,847
Roland DG Corp.	17,827	405,698
Rorze Corp.	14,828	1,560,567
Round One Corp.	105,222	1,213,049
Royal Holdings Co., Ltd. *(a)	55,604	890,781
RPA Holdings, Inc. *	45,343	148,554
RS Technologies Co., Ltd.	11,176	633,876
Ryobi Ltd.	42,744	379,085
Ryoden Corp.	20,566	303,749
Ryosan Co., Ltd.	35,779	664,249
Ryoyo Electro Corp.	19,608	388,378
S Foods, Inc.	28,252	817,366
Sagami Holdings Corp. *	30,822	269,009
Saibu Gas Holdings Co., Ltd.	34,937	652,309
Saizeriya Co., Ltd.	39,970	1,030,008
Sakai Chemical Industry Co., Ltd.	23,380	431,586
Sakai Moving Service Co., Ltd.	13,603	502,572
Sakata INX Corp.	66,558	569,769
Sakata Seed Corp.	49,506	1,362,510
SAMTY Co., Ltd. (a)	44,417	894,247
Samty Residential Investment Corp.	678	709,379
San ju San Financial Group, Inc.	33,601	400,981
San-A Co., Ltd.	34,387	1,208,368
San-Ai Oil Co., Ltd.	81,205	846,772
Sanei Architecture Planning Co., Ltd.	14,495	206,935
Sangetsu Corp.	89,311	1,194,799
Sanken Electric Co., Ltd.	31,061	1,581,158
Sanki Engineering Co., Ltd.	79,315	959,087

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sankyo Seiko Co., Ltd.	57,445	276,740
Sankyo Tateyama, Inc.	45,019	271,196
Sanoh Industrial Co., Ltd.	35,376	291,931
Sanrio Co., Ltd.	86,625	1,891,262
Sanyo Chemical Industries Ltd.	15,883	712,004
Sanyo Denki Co., Ltd.	12,923	645,325
Sanyo Electric Railway Co., Ltd.	25,642	435,854
Sanyo Special Steel Co., Ltd.	35,532	568,913
Sato Holdings Corp.	34,854	652,601
SB Technology Corp.	15,340	364,231
SBS Holdings, Inc.	26,994	823,763
Seikagaku Corp.	61,480	507,889
Seiko Holdings Corp.	41,208	797,703
Seiren Co., Ltd.	70,470	1,410,703
Sekisui Jushi Corp.	40,092	712,896
Senko Group Holdings Co., Ltd.	156,960	1,280,065
Senshu Ikeda Holdings, Inc.	424,640	557,236
Shibaura Machine Co., Ltd.	42,140	1,250,709
Shibuya Corp.	32,951	829,398
Shikoku Chemicals Corp.	46,870	563,868
Shima Seiki Manufacturing Ltd.	43,672	733,860
Shin Nippon Air Technologies Co., Ltd.	19,705	363,227
Shindengen Electric Manufacturing Co., Ltd. *	11,949	355,697
Shin-Etsu Polymer Co., Ltd.	52,809	442,304
Shinko Shoji Co., Ltd.	52,321	402,274
Shinmaywa Industries Ltd.	82,039	610,533
Shinnihon Corp.	34,770	228,136
Shinwa Co., Ltd.	17,197	293,823
Shizuoka Gas Co., Ltd.	86,139	734,357
Shoei Co., Ltd.	36,903	1,560,037
Shoei Foods Corp.	20,275	674,077
Showa Sangyo Co., Ltd.	40,394	931,006
Siix Corp.	51,357	602,018
Sinanen Holdings Co., Ltd.	12,922	389,213
Sinfonia Technology Co., Ltd.	40,089	445,218
Sinko Industries Ltd.	31,789	512,622
Sintokogio Ltd.	77,703	463,296
SKY Perfect JSAT Holdings, Inc.	186,892	666,619
Sodick Co., Ltd.	71,044	479,904
Solasto Corp.	72,047	783,002
SOSiLA Logistics REIT, Inc.	946	1,333,040
Sourcenext Corp.	134,638	219,367
Sparx Group Co., Ltd.	130,086	357,452
S-Pool, Inc.	89,114	1,000,664
SRA Holdings	10,650	258,688
SRE Holdings Corp. *	9,530	759,580
ST Corp.	18,339	248,246
St Marc Holdings Co., Ltd.	21,856	271,022
Star Asia Investment Corp.	2,288	1,239,262
Star Micronics Co., Ltd.	56,032	713,570
Starts Corp., Inc.	43,733	935,554
Starts Proceed Investment Corp.	347	688,835
Starzen Co., Ltd.	22,376	363,392
Stella Chemifa Corp.	13,158	289,709
Strike Co., Ltd.	22,373	1,115,251
Studio Alice Co., Ltd.	13,562	241,511
Sumida Corp.	32,345	319,619
Sumitomo Densetsu Co., Ltd.	20,269	343,812
Sumitomo Mitsui Construction Co., Ltd.	223,411	814,586
Sumitomo Osaka Cement Co., Ltd.	53,693	1,631,431
Sumitomo Riko Co., Ltd.	59,577	301,177
Sumitomo Seika Chemicals Co., Ltd.	14,228	378,428
Sun Frontier Fudousan Co., Ltd.	39,105	329,936
Suruga Bank Ltd.	293,721	1,218,394
SWCC Showa Holdings Co., Ltd.	33,479	553,733
Systena Corp.	416,680	1,732,115
T Hasegawa Co., Ltd.	32,082	794,527
Tachibana Eletech Co., Ltd.	44,420	594,249
SECURITY	NUMBER OF SHARES	VALUE ($)
Tachi-S Co., Ltd.	42,492	428,120
Tadano Ltd.	181,031	1,607,109
Taihei Dengyo Kaisha Ltd.	22,327	532,096
Taikisha Ltd.	43,503	1,111,090
Taiko Pharmaceutical Co., Ltd. *(a)	43,623	310,427
Taiyo Holdings Co., Ltd.	52,902	1,502,567
Takamatsu Construction Group Co., Ltd.	36,930	607,884
Takara Leben Co., Ltd.	121,914	285,606
Takara Leben Real Estate Investment Corp.	683	669,496
Takara Standard Co., Ltd.	75,035	902,706
Takasago International Corp.	22,212	537,963
Takasago Thermal Engineering Co., Ltd.	95,060	1,597,380
Takeuchi Manufacturing Co., Ltd.	53,061	1,270,155
Taki Chemical Co., Ltd.	7,668	368,053
Takuma Co., Ltd.	116,334	1,403,651
Tama Home Co., Ltd.	27,647	557,591
Tamron Co., Ltd.	17,970	399,298
Tamura Corp.	121,160	735,208
Tanseisha Co., Ltd.	52,011	371,033
Tatsuta Electric Wire & Cable Co., Ltd.	49,486	200,916
Tayca Corp.	27,589	282,584
TechMatrix Corp.	36,235	623,889
Teikoku Electric Manufacturing Co., Ltd.	24,711	302,726
Teikoku Sen-I Co., Ltd.	33,819	587,651
Tekken Corp.	21,188	320,400
Tenma Corp.	21,352	451,693
T-Gaia Corp.	32,132	457,310
The 77 Bank Ltd.	108,031	1,099,862
The Aichi Bank Ltd.	13,244	408,827
The Akita Bank Ltd.	28,255	355,847
The Aomori Bank Ltd.	31,343	439,732
The Awa Bank Ltd.	55,959	1,002,920
The Bank of Iwate Ltd.	24,225	343,496
The Bank of Nagoya Ltd.	27,029	522,036
The Bank of Saga Ltd.	21,232	263,285
The Ehime Bank Ltd.	50,791	322,071
The Fukui Bank Ltd.	34,730	407,419
The Gunma Bank Ltd.	636,831	1,856,454
The Hyakugo Bank Ltd.	314,896	881,914
The Hyakujushi Bank Ltd.	40,967	487,080
The Japan Steel Works Ltd.	97,388	2,937,636
The Japan Wool Textile Co., Ltd.	93,697	693,991
The Keiyo Bank Ltd.	175,298	651,510
The Kiyo Bank Ltd.	98,609	1,180,234
The Miyazaki Bank Ltd.	22,028	378,693
The Musashino Bank Ltd.	52,109	715,010
The Nanto Bank Ltd.	51,193	807,041
The Nippon Road Co., Ltd.	8,282	568,934
The Nisshin Oillio Group Ltd.	35,310	863,897
The Ogaki Kyoritsu Bank Ltd.	59,912	934,468
The Oita Bank Ltd.	25,229	373,286
The Okinawa Electric Power Co., Inc.	70,904	867,371
The Pack Corp.	17,258	407,340
The San-in Godo Bank Ltd.	236,362	1,174,056
The Shibusawa Warehouse Co., Ltd.	15,047	277,895
The Shiga Bank Ltd.	74,901	1,155,063
The Shikoku Bank Ltd.	58,932	365,389
The Shimizu Bank Ltd.	17,658	235,761
The Sumitomo Warehouse Co., Ltd.	82,704	1,323,468
The Tochigi Bank Ltd.	161,669	247,747
The Toho Bank Ltd.	290,731	496,735
The Towa Bank Ltd.	49,349	208,618
The Yamagata Bank Ltd.	49,751	355,349
The Yamanashi Chuo Bank Ltd.	46,907	325,534
TKC Corp.	43,935	1,273,030
Toa Corp.	24,600	515,420
Toa Corp. Hyogo (a)	34,450	219,968
Toagosei Co., Ltd.	189,778	1,965,555

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TOC Co., Ltd.	73,335	359,102
Tocalo Co., Ltd.	83,028	1,085,152
Toei Co., Ltd.	10,436	1,709,539
Toenec Corp.	11,692	321,274
Toho Holdings Co., Ltd.	81,195	1,209,934
Toho Titanium Co., Ltd.	47,951	400,348
Toho Zinc Co., Ltd.	20,048	374,670
Tokai Corp.	26,803	460,074
TOKAI Holdings Corp.	180,549	1,313,431
Tokai Tokyo Financial Holdings, Inc.	336,787	1,103,393
Token Corp.	11,279	889,049
Tokushu Tokai Paper Co., Ltd.	13,332	472,599
Tokyo Electron Device Ltd.	8,863	528,447
Tokyo Energy & Systems, Inc.	28,513	259,152
Tokyo Kiraboshi Financial Group, Inc.	38,279	469,617
Tokyo Seimitsu Co., Ltd.	59,165	2,501,141
Tokyo Steel Manufacturing Co., Ltd.	125,356	1,328,137
Tokyotokeiba Co., Ltd.	23,023	809,034
Tokyu Construction Co., Ltd.	136,765	776,903
Tokyu REIT, Inc.	1,360	2,232,630
Tomoku Co., Ltd.	14,893	230,980
TOMONY Holdings, Inc.	217,542	557,530
Tomy Co., Ltd.	140,286	1,234,275
Tonami Holdings Co., Ltd.	10,340	320,550
Topcon Corp.	159,896	2,522,117
Toppan Forms Co., Ltd.	61,449	836,674
Topre Corp.	65,657	630,867
Topy Industries Ltd.	28,800	266,580
Toridoll Holdings Corp.	65,248	1,391,214
Torii Pharmaceutical Co., Ltd.	19,614	479,878
Torishima Pump Manufacturing Co., Ltd.	34,350	261,078
Tosei Corp.	40,699	345,177
Tosho Co., Ltd.	21,214	312,759
Totetsu Kogyo Co., Ltd.	42,837	857,532
Towa Corp.	41,009	1,155,743
Towa Pharmaceutical Co., Ltd.	41,595	961,984
Toyo Construction Co., Ltd.	116,498	537,628
Toyo Corp.	29,874	283,362
Toyo Ink SC Holdings Co., Ltd.	55,101	909,898
Toyo Kanetsu KK	12,350	271,266
Toyo Tanso Co., Ltd.	22,931	628,081
Toyobo Co., Ltd.	134,610	1,416,698
TPR Co., Ltd.	39,155	471,743
Trancom Co., Ltd.	9,897	701,668
Transcosmos, Inc.	41,535	1,152,277
Tri Chemical Laboratories, Inc.	40,888	1,260,364
Trusco Nakayama Corp.	61,132	1,416,516
TSI Holdings Co., Ltd. *	120,530	366,224
Tsubaki Nakashima Co., Ltd.	64,465	777,815
Tsubakimoto Chain Co.	50,905	1,288,933
Tsugami Corp.	70,222	872,634
Tsukishima Kikai Co., Ltd.	53,677	504,884
Tsurumi Manufacturing Co., Ltd.	34,065	459,020
UACJ Corp. *	43,418	877,575
Ubicom Holdings, Inc.	9,620	242,311
Uchida Yoko Co., Ltd.	13,566	553,775
Union Tool Co.	14,208	468,616
Unipres Corp.	58,651	366,746
United Arrows Ltd.	40,236	674,350
United Super Markets Holdings, Inc.	83,445	734,907
Unitika Ltd. *	77,365	196,913
Usen-Next Holdings Co., Ltd.	25,610	729,652
UT Group Co., Ltd.	42,868	1,529,045
V Technology Co., Ltd.	13,528	410,445
Valor Holdings Co., Ltd.	61,872	1,153,033
Valqua Ltd.	24,389	524,532
ValueCommerce Co., Ltd.	24,737	984,731
V-Cube, Inc. (a)	30,064	300,521
Vector, Inc.	36,076	396,838
SECURITY	NUMBER OF SHARES	VALUE ($)
Vision, Inc./Tokyo Japan *	40,537	470,900
Vital KSK Holdings, Inc.	51,522	347,125
VT Holdings Co., Ltd.	128,930	478,044
Wacoal Holdings Corp.	84,621	1,500,216
Wacom Co., Ltd.	218,209	1,679,639
Wakita & Co., Ltd.	67,975	614,227
Warabeya Nichiyo Holdings Co., Ltd.	20,538	333,181
WATAMI Co., Ltd. *	29,248	218,951
WDB Holdings Co., Ltd.	12,992	357,567
Weathernews, Inc.	8,713	738,201
WingArc1st, Inc.	17,437	322,495
World Co., Ltd. *	28,403	297,425
World Holdings Co., Ltd.	14,032	312,536
W-Scope Corp. *	82,786	604,426
Xebio Holdings Co., Ltd.	34,662	268,333
Yahagi Construction Co., Ltd.	36,625	222,888
YAKUODO Holdings Co., Ltd.	17,060	321,232
YAMABIKO Corp.	49,394	542,901
YA-MAN Ltd.	41,423	367,734
Yamashin-Filter Corp. (a)	55,207	254,289
Yamazen Corp.	96,487	825,975
Yellow Hat Ltd.	43,680	596,275
Yodogawa Steel Works Ltd.	41,220	827,704
Yokogawa Bridge Holdings Corp.	45,818	855,872
Yokohama Reito Co., Ltd.	78,751	556,934
Yokowo Co., Ltd.	35,259	833,459
Yondoshi Holdings, Inc.	37,495	526,703
Yonex Co., Ltd.	52,248	429,782
Yorozu Corp.	29,940	277,923
Yoshinoya Holdings Co., Ltd.	101,064	1,980,425
Yuasa Trading Co., Ltd.	24,262	597,656
Yukiguni Maitake Co., Ltd.	31,289	335,362
Yurtec Corp.	51,750	273,916
Yushin Precision Equipment Co., Ltd.	29,246	187,512
Zenrin Co., Ltd.	54,615	449,734
ZERIA Pharmaceutical Co., Ltd.	58,076	981,530
ZIGExN Co., Ltd.	92,358	251,342
Zojirushi Corp.	67,088	940,041
Zuken, Inc.	23,193	762,921
		620,016,070

Netherlands 1.4%
Accell Group N.V. *	33,452	1,451,545
Alfen Beheer BV *	17,691	1,704,552
AMG Advanced Metallurgical Group N.V.	49,643	1,374,603
APERAM S.A.	73,571	3,505,412
Arcadis N.V.	113,579	5,024,290
B&S Group Sarl	40,941	321,200
Basic-Fit N.V. *	73,667	3,174,162
Boskalis Westminster	121,711	3,274,250
Brunel International N.V.	32,242	378,884
Corbion N.V.	94,643	4,354,953
Eurocommercial Properties N.V.	78,704	1,535,606
Flow Traders	41,585	1,441,689
ForFarmers N.V.	44,937	175,263
Fugro N.V. CVA *	160,927	1,174,870
Intertrust N.V. *	140,799	3,233,061
Koninklijke BAM Groep N.V. *	385,045	1,139,860
NSI N.V.	29,182	1,144,727
OCI N.V. *	154,604	4,204,378
PostNL N.V.	753,176	3,194,416
SBM Offshore N.V.	250,831	3,513,664
Sligro Food Group N.V. *	52,975	1,147,256
TKH Group N.V.	64,479	3,585,332
TomTom N.V. *	105,968	907,106

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vastned Retail N.V.	26,300	667,554
Wereldhave N.V.	63,823	854,886
		52,483,519

New Zealand 1.0%
Argosy Property Ltd.	1,321,554	1,327,469
Arvida Group Ltd.	1,048,432	1,373,332
Chorus Ltd.	716,073	3,251,332
EBOS Group Ltd.	148,256	3,667,648
Freightways Ltd.	244,458	2,090,512
Genesis Energy Ltd.	775,411	1,536,713
Goodman Property Trust	1,738,247	2,908,080
Heartland Group Holdings Ltd.	698,626	1,047,888
Kathmandu Holdings Ltd.	891,449	889,389
Oceania Healthcare Ltd.	1,054,096	937,194
Pacific Edge Ltd. *	708,565	591,511
Precinct Properties New Zealand Ltd.	1,974,751	2,084,110
Pushpay Holdings Ltd. *	1,138,276	1,050,665
Restaurant Brands New Zealand Ltd. *	49,273	486,575
Scales Corp., Ltd.	169,826	613,188
Serko Ltd. *	131,604	571,646
Skellerup Holdings Ltd.	288,051	1,190,596
SKY Network Television Ltd. *	261,450	301,658
Stride Property Group (a)	658,872	930,127
Summerset Group Holdings Ltd.	364,576	3,142,459
Synlait Milk Ltd. *	163,513	355,124
Tourism Holdings Ltd. *	221,638	422,696
Vector Ltd.	390,525	1,023,090
Vista Group International Ltd. *	301,481	462,430
Vital Healthcare Property Trust	589,257	1,145,796
Z Energy Ltd.	735,275	1,741,619
		35,142,847

Norway 1.9%
Atea A.S.A. *	135,189	2,433,338
Austevoll Seafood A.S.A.	139,003	1,508,058
Bakkafrost P/F	80,827	5,290,678
Bonheur A.S.A.	30,589	966,886
Borregaard A.S.A.	155,385	3,683,665
BW Energy Ltd. *	98,702	228,573
BW LPG Ltd.	119,776	606,021
BW Offshore Ltd.	137,882	388,615
Crayon Group Holding A.S.A. *	106,029	2,176,124
DNO A.S.A. *	848,223	984,947
Elkem A.S.A. *	421,200	1,355,407
Entra A.S.A.	139,705	3,115,681
Frontline Ltd. *	140,812	942,420
Grieg Seafood A.S.A. *	88,807	779,748
Hexagon Composites A.S.A. *	175,980	709,610
Kahoot! A.S.A. *	470,850	2,648,462
Kongsberg Gruppen A.S.A.	117,533	3,436,460
MPC Container Ships A/S *	479,601	1,131,712
NEL A.S.A. *	2,183,151	4,545,361
Nordic Semiconductor A.S.A. *	248,421	8,321,279
Norway Royal Salmon A.S.A.	21,336	384,038
Ocean Yield A.S.A.	85,235	384,296
Sbanken A.S.A.	133,188	1,381,383
Sparebank 1 Oestlandet	43,741	699,944
SpareBank 1 SMN	205,645	3,119,202
SpareBank 1 SR-Bank A.S.A.	280,616	3,859,053
Stolt-Nielsen Ltd.	34,557	487,747
Storebrand A.S.A.	730,550	6,695,048
Subsea 7 S.A.	374,683	2,611,289
TGS Nopec Geophysical Co. A.S.A.	183,825	1,699,575
SECURITY	NUMBER OF SHARES	VALUE ($)
Veidekke A.S.A.	167,375	2,388,093
Wallenius Wilhelmsen A.S.A. *	181,099	830,030
		69,792,743

Poland 0.7%
Alior Bank S.A. *	144,407	2,010,240
AmRest Holdings SE *	112,564	767,426
Asseco Poland S.A.	87,016	1,848,114
Bank Handlowy w Warszawie S.A.	51,160	713,665
Bank Millennium S.A. *	965,099	1,922,592
CCC S.A. *	44,778	1,108,002
Ciech S.A.	39,454	400,616
Enea S.A. *	327,924	697,660
Eurocash S.A.	121,372	320,134
Grupa Azoty S.A. *	73,539	627,952
Grupa Lotos S.A. *	153,576	1,996,789
Jastrzebska Spolka Weglowa S.A. *	79,508	790,025
Kernel Holding S.A.	80,549	1,148,947
KRUK S.A.	27,509	2,241,262
mBank S.A. *	20,721	2,429,631
Mercator Medical S.A. *	6,345	207,241
Orange Polska S.A. *	1,045,262	2,156,834
PGE Polska Grupa Energetyczna S.A. *	1,164,468	2,333,271
Tauron Polska Energia S.A. *	1,474,503	1,021,311
Warsaw Stock Exchange	38,647	398,028
		25,139,740

Portugal 0.3%
Altri, SGPS, S.A.	110,858	611,431
Banco Comercial Portugues S.A., Class R *	12,109,080	1,955,902
Corticeira Amorim SGPS S.A.	52,340	655,123
CTT-Correios de Portugal S.A.	234,146	1,092,434
Greenvolt-Energias Renovaveis S.A. *	56,697	391,205
NOS, SGPS S.A.	328,761	1,244,119
REN - Redes Energeticas Nacionais, SGPS, S.A.	613,056	1,700,988
Semapa-Sociedade de Investimento e Gestao	23,535	306,766
Sonae, SGPS, S.A.	1,472,424	1,562,062
The Navigator Co. S.A.	392,127	1,370,921
		10,890,951

Republic of Korea 6.1%
AbClon, Inc. *	19,481	221,394
ABLBio, Inc. *	37,070	594,481
Ace Technologies Corp. *	45,617	506,898
Advanced Process Systems Corp.	16,270	291,734
AfreecaTV Co., Ltd.	11,189	1,922,447
Ahnlab, Inc.	9,454	522,083
Amicogen, Inc. *	27,219	641,579
Ananti, Inc. *	69,741	573,592
Anterogen Co., Ltd. *	9,131	417,386
Aprogen pharmaceuticals, Inc. *	288,607	204,326
Asiana Airlines, Inc. *	57,305	873,155
BH Co., Ltd.	35,419	629,128
Binex Co., Ltd. *	34,678	453,946
Binggrae Co., Ltd.	7,218	308,067
Boryung Pharmaceutical Co., Ltd.	41,114	498,393
Bukwang Pharmaceutical Co., Ltd.	57,329	574,303
Cafe24 Corp. *	17,251	349,987
Cellid Co., Ltd. *	10,710	468,827
Cellivery Therapeutics, Inc. *	19,832	684,495
Chabiotech Co., Ltd. *	62,852	925,928
Chong Kun Dang Pharmaceutical Corp.	12,403	1,111,979
Chongkundang Holdings Corp.	4,174	239,990

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chunbo Co., Ltd.	6,663	1,934,003
CJ CGV Co., Ltd. *	31,730	598,326
CMG Pharmaceutical Co., Ltd. *	161,304	446,068
Com2uSCorp	14,722	1,923,440
Cosmax, Inc. *	11,295	862,410
CosmoAM&T Co., Ltd. *	31,277	1,133,492
Creative & Innovative System *	65,894	784,915
CrystalGenomics, Inc. *	69,081	357,646
CS Wind Corp.	30,378	1,449,981
Cuckoo Homesys Co., Ltd.	8,044	257,660
Daea TI Co., Ltd.	99,981	430,089
Daeduck Electronics Co., Ltd. / New	49,629	831,398
Daejoo Electronic Materials Co., Ltd.	15,737	1,610,926
Daesang Corp.	34,824	628,820
Daewoong Co., Ltd.	32,611	848,287
Daewoong Pharmaceutical Co., Ltd.	6,061	676,052
Daishin Securities Co., Ltd.	48,743	769,367
Daou Technology, Inc.	36,926	672,993
Dawonsys Co., Ltd.	37,929	957,884
DB HiTek Co., Ltd.	55,341	3,121,346
Dentium Co., Ltd.	10,396	469,085
DIO Corp. *	16,252	430,961
Dong-A Socio Holdings Co., Ltd.	4,335	403,247
Dong-A ST Co., Ltd.	7,173	413,026
Dongjin Semichem Co., Ltd.	48,205	1,365,518
DongKook Pharmaceutical Co., Ltd.	35,666	588,479
Dongkuk Steel Mill Co., Ltd.	87,270	1,043,214
Dongsung Pharmaceutical Co., Ltd. *	26,451	176,578
Dongwon F&B Co., Ltd.	2,430	371,281
Dongwon Industries Co., Ltd.	1,970	349,920
Doosan Co., Ltd.	9,120	832,999
Doosan Fuel Cell Co., Ltd. *	47,773	1,980,655
DoubleUGames Co., Ltd.	13,552	635,446
Duk San Neolux Co., Ltd. *	17,526	815,883
Duzone Bizon Co., Ltd.	30,410	1,930,225
Ecopro Co., Ltd.	26,877	2,898,345
Ecopro HN Co., Ltd. *	19,667	1,364,223
ENF Technology Co., Ltd.	13,069	300,898
Enzychem Lifesciences Corp. *	9,663	436,010
Eo Technics Co., Ltd.	12,699	1,093,617
Eoflow Co., Ltd. *	13,534	564,534
ESR Kendall Square REIT Co., Ltd.	123,393	689,729
Eubiologics Co., Ltd. *	48,748	1,559,411
Eugene Investment & Securities Co., Ltd.	97,879	281,797
Eugene Technology Co., Ltd.	20,156	812,756
Eutilex Co., Ltd. *	16,082	261,287
Eyegene, Inc. *	29,287	441,314
F&F Co., Ltd. *	4,999	3,492,861
Foosung Co., Ltd. *	80,198	1,616,922
GemVax & Kael Co., Ltd. *	54,931	732,937
GeneOne Life Science, Inc. *	76,476	1,899,185
Genexine, Inc. *	28,981	1,395,499
GOLFZON Co., Ltd.	4,494	628,759
Grand Korea Leisure Co., Ltd. *	41,100	404,807
Green Cross Holdings Corp.	41,122	851,588
Green Cross LabCell Corp.	11,838	934,763
G-treeBNT Co., Ltd. *	34,022	409,559
Halla Holdings Corp.	11,206	409,412
Hana Tour Service, Inc. *	14,152	789,862
Hanall Biopharma Co., Ltd. *	56,584	909,803
Hancom, Inc. *	26,578	648,844
Handsome Co., Ltd.	19,760	583,867
Hanil Cement Co., Ltd.	22,533	363,252
Hanjin Heavy Industries & Construction Co., Ltd. *	105,928	667,902
Hanjin Transportation Co., Ltd.	23,316	548,600
Hankook & Co. Co., Ltd.	41,083	523,956
Hanmi Semiconductor Co., Ltd.	34,013	933,432
Hansae Co., Ltd.	27,226	457,243
SECURITY	NUMBER OF SHARES	VALUE ($)
Hansol Chemical Co., Ltd.	13,071	3,279,029
Hansol Paper Co., Ltd.	26,548	291,650
Hansol Technics Co., Ltd. *	66,587	313,905
Hanwha General Insurance Co., Ltd. *	121,761	355,166
Hanwha Investment & Securities Co., Ltd. *	165,193	723,128
Hanwha Systems Co., Ltd.	93,490	1,109,697
Harim Holdings Co., Ltd.	41,291	313,532
HDC Holdings Co., Ltd.	71,529	583,480
HLB Life Science Co., Ltd. *	119,980	1,212,021
HS Industries Co., Ltd.	67,033	314,314
Huchems Fine Chemical Corp.	33,891	616,252
Hugel, Inc. *	10,314	1,235,527
Humasis Co., Ltd. *	47,835	777,183
Humedix Co., Ltd.	8,176	160,368
Huons Co., Ltd.	9,225	353,344
Huons Global Co., Ltd.	8,808	288,805
Hyosung Advanced Materials Corp. *	4,911	2,472,243
Hyosung Chemical Corp. *	3,437	711,762
Hyosung Corp.	13,381	1,019,430
Hyosung Heavy Industries Corp. *	9,400	472,414
Hyosung TNC Corp.	4,743	2,004,366
Hyundai Autoever Corp.	6,842	645,091
Hyundai Bioland Co., Ltd.	17,204	233,171
Hyundai Bioscience Co., Ltd. *	50,004	1,300,719
Hyundai Construction Equipment Co., Ltd. *	18,690	567,198
Hyundai Electric & Energy System Co., Ltd. *	34,669	636,236
Hyundai Elevator Co., Ltd.	37,164	1,231,083
Hyundai Greenfood Co., Ltd.	77,920	524,102
Hyundai Home Shopping Network Corp.	8,540	439,976
Hyundai Rotem Co., Ltd. *	115,659	1,840,184
Iljin Materials Co., Ltd.	26,177	2,831,673
Ilyang Pharmaceutical Co., Ltd.	20,167	456,682
iMarketKorea, Inc.	33,945	291,472
InBody Co., Ltd.	21,359	397,368
Innocean Worldwide, Inc.	16,731	725,353
Innox Advanced Materials Co., Ltd. *	18,268	582,841
Inscobee, Inc. *	140,060	365,507
Insun ENT Co., Ltd. *	43,900	373,255
Interpark Holdings Corp.	78,104	320,201
INTOPS Co., Ltd.	19,492	349,507
iNtRON Biotechnology, Inc. *	38,351	745,777
IS Dongseo Co., Ltd.	21,217	719,796
i-SENS, Inc.	12,351	294,765
ITM Semiconductor Co., Ltd.	9,564	325,670
JB Financial Group Co., Ltd.	230,529	1,558,336
Jeil Pharmaceutical Co., Ltd.	11,831	302,274
JR Reit XXVII	154,610	691,118
Jusung Engineering Co., Ltd. *	52,945	719,810
JW Pharmaceutical Corp.	19,998	356,897
JYP Entertainment Corp.	42,494	1,624,066
Kakao Games Corp. *	43,260	3,590,737
KC Co., Ltd.	10,400	179,476
KC Tech Co., Ltd.	12,936	246,654
KCC Glass Corp.	13,424	597,803
KEPCO Engineering & Construction Co., Inc.	19,745	1,384,593
KH FEELUX Co., Ltd. *	144,652	308,690
KH Vatec Co., Ltd. *	25,689	487,656
KISCO Corp.	34,710	211,550
KISWIRE Ltd.	14,276	220,528
KIWOOM Securities Co., Ltd.	20,136	1,652,715
KMW Co., Ltd. *	44,522	1,362,383
Koh Young Technology, Inc.	90,263	1,489,313
Kolmar Korea Co., Ltd.	21,836	680,135
Kolon Corp.	9,732	233,489
Kolon Industries, Inc.	27,897	1,650,946

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Komipharm International Co., Ltd. *	56,246	386,842
Korea Asset In Trust Co., Ltd.	98,144	330,479
Korea Electric Terminal Co., Ltd.	12,255	669,542
Korea Line Corp. *	218,661	417,847
Korea Petrochemical Ind Co., Ltd.	4,458	639,859
Korea Real Estate Investment & Trust Co., Ltd.	259,065	558,302
Korea United Pharm, Inc.	14,029	578,095
Korean Reinsurance Co.	145,867	1,143,212
KTB Investment & Securities Co., Ltd.	86,041	427,344
Kuk-il Paper Manufacturing Co., Ltd. *	132,771	420,812
Kumho Tire Co., Inc. *	208,815	692,593
KUMHOE&C Co., Ltd.	43,376	396,186
Kwang Dong Pharmaceutical Co., Ltd.	43,410	244,841
L&C Bio Co., Ltd.	18,833	495,438
L&F Co., Ltd.	33,758	6,374,206
LEENO Industrial, Inc.	14,363	2,394,035
LegoChem Biosciences, Inc. *	24,504	1,009,741
LF Corp.	27,829	392,403
LG Hausys Ltd.	8,759	414,392
LG HelloVision Co., Ltd.	40,380	185,261
LIG Nex1 Co., Ltd.	17,659	798,290
Lock&Lock Co., Ltd. *	22,333	183,116
Lotte Confectionery Co., Ltd.	1,913	179,560
LOTTE Himart Co., Ltd.	17,228	337,918
LOTTE Reit Co., Ltd.	188,809	864,653
Lotte Tour Development Co., Ltd. *	46,805	628,453
LS Electric Co., Ltd.	23,333	1,031,217
Lutronic Corp. *	35,679	443,022
LX International Corp.	35,066	683,372
Maeil Dairies Co., Ltd.	4,716	271,153
Mcnex Co., Ltd.	17,600	667,464
Medipost Co., Ltd. *	23,665	386,481
MedPacto, Inc. *	19,902	789,110
MegaStudyEdu Co., Ltd.	11,638	731,845
Meritz Financial Group, Inc.	47,050	1,360,525
Meritz Fire & Marine Insurance Co., Ltd.	94,474	2,489,297
Meritz Securities Co., Ltd.	435,440	1,827,316
Mezzion Pharma Co., Ltd. *	8,731	1,351,655
Mirae Asset Life Insurance Co., Ltd.	109,621	363,588
Modetour Network, Inc. *	20,031	325,447
Namhae Chemical Corp.	32,582	272,911
Namsun Aluminum Co., Ltd. *	85,573	167,487
Namyang Dairy Products Co., Ltd.	767	263,113
Naturecell Co., Ltd. *	68,563	1,021,605
Neowiz *	16,927	422,498
NEPES Corp. *	33,061	872,517
Nexen Tire Corp.	67,290	351,206
Next Science Co., Ltd. *	58,359	955,537
NHN KCP Corp. *	27,522	772,673
NICE Holdings Co., Ltd.	32,224	423,179
NICE Information Service Co., Ltd.	51,889	751,318
NKMax Co., Ltd. *	41,181	663,874
NS Shopping Co., Ltd.	23,974	250,255
OliX Pharmaceuticals, Inc. *	14,289	442,659
OptoElectronics Solutions Co., Ltd.	16,118	409,090
Orion Holdings Corp.	31,582	390,820
Oscotec, Inc. *	36,426	820,267
Osstem Implant Co., Ltd.	15,229	1,435,852
Park Systems Corp.	6,815	828,425
Partron Co., Ltd.	88,619	824,345
Peptron, Inc. *	25,131	194,845
PharmaResearch Co., Ltd.	8,989	584,183
Pharmicell Co., Ltd. *	87,080	960,306
PI Advanced Materials Co., Ltd.	21,101	818,887
Poongsan Corp.	29,537	711,136
Posco ICT Co., Ltd.	112,564	542,020
RFHIC Corp.	24,933	690,543
S&S Tech Corp.	24,877	661,767
SECURITY	NUMBER OF SHARES	VALUE ($)
Sam Chun Dang Pharm Co., Ltd. *	20,555	729,349
Sambu Engineering & Construction Co., Ltd. *	170,837	286,190
Samchully Co., Ltd.	3,217	226,401
Samsung Pharmaceutical Co., Ltd. *	83,886	333,313
Samwha Capacitor Co., Ltd.	10,433	465,484
Samyang Corp.	6,015	308,877
Samyang Holdings Corp.	9,065	695,194
Sangsangin Co., Ltd. *	64,123	415,107
SCM Lifescience Co., Ltd. *	14,276	164,044
Seah Besteel Corp.	16,524	253,862
Sebang Global Battery Co., Ltd.	12,188	766,431
Seobu T&D	42,709	304,525
Seojin System Co., Ltd. *	15,001	496,918
Seoul Semiconductor Co., Ltd.	56,913	653,980
SFA Engineering Corp.	28,778	816,414
SFA Semicon Co., Ltd. *	113,255	587,298
Shinsegae International, Inc.	3,316	389,412
Shinsung E&G Co., Ltd. *	244,975	370,174
Silicon Works Co., Ltd.	13,235	1,192,142
SIMMTECH Co., Ltd.	28,425	963,133
SK Discovery Co., Ltd.	16,371	605,695
SK Gas Ltd.	3,994	386,657
SK Securities Co., Ltd.	526,555	406,918
SL Corp.	23,163	605,448
SM Entertainment Co., Ltd. *	26,960	1,527,408
S-MAC Co., Ltd. *	369,003	276,776
SNT Motiv Co., Ltd.	11,958	419,270
Solid, Inc. *	69,360	364,930
SOLUM Co., Ltd. *	54,223	1,052,143
Songwon Industrial Co., Ltd.	25,690	393,600
Soulbrain Co., Ltd.	6,433	1,385,269
Soulbrain Holdings Co., Ltd. *	8,868	262,031
SPC SAMLIP Co., Ltd.	3,434	195,997
ST Pharm Co., Ltd. *	13,637	1,439,582
STCUBE *	37,897	261,601
Studio Dragon Corp. *	9,966	709,760
Sungwoo Hitech Co., Ltd.	68,476	290,529
Taekwang Industrial Co., Ltd.	846	653,782
Taeyoung Engineering & Construction Co., Ltd.	34,152	279,736
Taihan Electric Wire Co., Ltd. *	365,759	554,227
Telcon RF Pharmaceutical, Inc. *	111,282	237,009
TES Co., Ltd.	19,868	429,004
Tesna, Inc.	15,976	571,580
The Nature Holdings Co., Ltd..	13,631	326,460
Tokai Carbon Korea Co., Ltd.	6,446	784,112
Tongyang Life Insurance Co., Ltd.	49,035	274,091
Tongyang, Inc.	296,612	334,591
Toptec Co., Ltd.	28,249	175,501
TY Holdings Co., Ltd. *	27,652	537,723
UniTest, Inc. *	27,757	699,825
Vaxcell-Bio Therapeutics Co., Ltd. *	17,105	757,406
Vidente Co., Ltd. *	57,688	1,493,313
Vieworks Co., Ltd.	10,962	327,596
Webzen, Inc. *	27,824	570,346
Wemade Co., Ltd.	26,039	4,318,278
Wonik Holdings Co., Ltd. *	76,705	283,471
WONIK IPS Co., Ltd.	57,040	1,872,683
Y2 Solution Co., Ltd. *(b)	32,067	13,497
YG Entertainment, Inc. *	16,530	775,083
Youlchon Chemical Co., Ltd.	20,599	371,091
Young Poong Corp.	793	421,901
Youngone Corp.	51,495	1,679,797
Youngone Holdings Co., Ltd.	7,633	304,575
Yuanta Securities Korea Co., Ltd.	129,181	418,677

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yungjin Pharmaceutical Co., Ltd. *	131,903	453,038
Zinus, Inc.	13,212	878,650
		222,564,259

Singapore 1.0%
AEM Holdings Ltd.	325,054	1,211,411
AIMS APAC REIT	846,602	864,415
ARA LOGOS Logistics Trust	2,018,150	1,309,961
Ascendas India Trust	1,319,017	1,337,150
Asian Pay Television Trust	2,688,512	268,626
Best World International Ltd. *(b)	321,868	0
CapitaLand China Trust	1,592,830	1,347,542
CDL Hospitality Trusts	1,238,803	1,011,895
China Hongxing Sports Ltd. *(b)	884,000	0
COSCO Shipping International Singapore Co., Ltd. *	1,474,561	252,723
Cromwell European Real Estate Investment Trust	501,497	1,416,857
Eagle Hospitality Trust *(b)	940,343	0
ESR-REIT	4,185,810	1,434,803
Far East Hospitality Trust	1,519,354	642,691
First Real Estate Investment Trust	1,839,727	389,105
First Resources Ltd.	788,586	851,189
Frasers Centrepoint Trust	1,686,035	2,791,306
Frasers Hospitality Trust	1,200,010	402,585
Haw Par Corp., Ltd.	224,563	1,842,493
iFAST Corp., Ltd.	233,265	1,417,130
Keppel Infrastructure Trust	5,612,647	2,189,962
Keppel Pacific Oak US REIT	1,416,381	1,118,941
Lendlease Global Commercial REIT	1,329,185	853,067
Lippo Malls Indonesia Retail Trust *	8,392,756	330,532
Manulife US Real Estate Investment Trust (b)	2,200,570	1,551,622
Nanofilm Technologies International Ltd.	289,275	860,768
OUE Commercial Real Estate Investment Trust	3,239,199	1,051,266
Parkway Life Real Estate Investment Trust	610,911	2,196,544
Prime US REIT	1,045,797	873,240
Raffles Medical Group Ltd.	1,456,029	1,444,189
Riverstone Holdings Ltd.	875,126	449,961
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,628,239	516,562
Sheng Siong Group Ltd.	729,446	776,714
Silverlake Axis Ltd.	1,169,240	243,032
SPH REIT	1,479,659	1,073,741
Starhill Global REIT	2,359,312	1,075,426
Thomson Medical Group Ltd.	9,302,163	556,305
		35,953,754

Spain 1.4%
Acerinox S.A.	332,232	3,682,762
Aedas Homes S.A.	30,838	846,955
Almirall S.A.	115,527	1,396,600
Applus Services S.A.	232,211	2,053,114
Atresmedia Corp de Medios de Comunicaion S.A. *	120,794	478,871
Banco de Sabadell S.A. *	8,875,882	5,958,450
Cia de Distribucion Integral Logista Holdings S.A.	103,545	1,907,928
Cie Automotive S.A.	80,580	2,220,357
Construcciones y Auxiliar de Ferrocarriles S.A. *	29,137	1,151,161
Distribuidora Internacional de Alimentacion S.A. *	22,073,353	395,048
Ebro Foods S.A.	122,311	2,340,446
SECURITY	NUMBER OF SHARES	VALUE ($)
Ence Energia y Celulosa S.A. *	194,972	475,351
Faes Farma S.A.	467,918	1,740,179
Fomento de Construcciones y Contratas S.A.	64,923	720,542
Gestamp Automocion S.A. *	246,951	1,071,289
Global Dominion Access S.A.	175,802	862,769
Grupo Catalana Occidente S.A.	80,226	2,523,952
Indra Sistemas S.A. *	194,181	2,246,901
Laboratorios Farmaceuticos Rovi S.A.	34,466	2,506,153
Lar Espana Real Estate Socimi S.A.	94,809	502,637
Let's GOWEX S.A. *(b)	5,361	0
Mediaset Espana Comunicacion S.A. *	235,589	1,123,298
Melia Hotels International S.A. *	162,114	1,006,535
Metrovacesa S.A. *	73,449	604,348
Neinor Homes S.A. *	68,880	848,193
Pharma Mar S.A.	21,244	1,370,172
Prosegur Cash S.A.	573,991	370,852
Prosegur Cia de Seguridad S.A.	396,109	991,593
Sacyr S.A.	574,798	1,353,509
Solaria Energia y Medio Ambiente S.A. *	93,545	1,737,355
Tecnicas Reunidas S.A. *	48,033	374,136
Unicaja Banco S.A.	1,946,535	1,704,613
Viscofan S.A.	62,299	3,933,943
Zardoya Otis S.A.	275,472	2,173,600
		52,673,612

Sweden 6.4%
AAK AB	268,423	5,358,285
AddLife AB	159,868	6,113,061
AddTech AB, B Shares	295,073	6,698,297
AFRY AB	153,047	4,263,533
Arjo AB, B Shares	349,218	4,363,926
Atrium Ljungberg AB, B Shares	70,800	1,563,503
Attendo AB *	166,514	610,296
Avanza Bank Holding AB	198,599	7,528,409
Axfood AB	163,268	4,409,731
Betsson AB, B Shares *	188,703	1,042,840
BHG Group AB *	125,418	1,394,501
Bilia AB, A Shares	120,368	2,000,231
BillerudKorsnas AB	281,278	5,839,617
Biotage AB	102,538	3,057,598
Bonava AB, B Shares	132,593	1,154,291
Boozt AB *	98,189	1,856,726
Bravida Holding AB	314,576	4,177,153
Bure Equity AB	85,258	4,043,665
Camurus AB *	31,648	553,117
Catena AB	44,905	2,820,573
CELLINK AB, B Shares *	40,978	1,329,402
Cint Group AB *	111,668	1,661,232
Clas Ohlson AB, B Shares	62,530	771,057
Cloetta AB, B Shares	339,126	927,536
Collector AB *	139,425	614,873
Concentric AB	60,656	1,881,568
Corem Property Group AB, B Shares	1,009,086	3,697,324
Dios Fastigheter AB	133,259	1,688,737
Dometic Group AB	500,021	6,840,734
Electrolux Professional AB, B Shares *	375,097	2,453,195
Fabege AB	403,299	6,712,984
Fagerhult AB	109,197	770,120
Granges AB	168,162	1,746,534
Hansa Biopharma AB *	71,887	727,053
Hexpol AB	386,531	4,574,634
HMS Networks AB	44,190	2,761,053
Hufvudstaden AB, A Shares	175,115	2,632,119
Instalco AB	74,066	3,256,563
Intrum AB	121,932	3,046,049
Investment AB Oresund	46,421	731,507
INVISIO AB	51,173	878,569

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
JM AB	112,001	4,996,089
Karo Pharma AB *	118,914	779,682
Lindab International AB	110,082	3,571,263
Loomis AB	117,833	3,025,454
Medicover AB, B Shares	91,756	2,886,744
Mekonomen AB *	64,829	1,110,881
MIPS AB	34,196	4,533,239
Modern Times Group MTG AB, B Shares *	166,720	1,655,313
Munters Group AB	160,809	1,122,599
Mycronic AB	106,858	2,351,543
NCC AB, B Shares	150,532	2,544,614
Nobia AB	180,376	987,479
Nolato AB, B Shares	271,350	3,169,592
Nordic Entertainment Group AB, B Shares *	120,064	5,935,261
Nordnet AB publ	267,402	4,953,362
Nyfosa AB	282,861	5,180,502
Oncopeptides AB *(a)	78,747	91,549
Pandox AB *	140,195	2,013,004
Peab AB, B Shares	314,955	3,710,171
Platzer Fastigheter Holding AB, B Shares	85,510	1,324,860
Ratos AB, B Shares	307,148	1,788,794
Resurs Holding AB	219,126	928,932
Samhallsbyggnadsbolaget i Norden AB	1,562,275	11,334,830
Samhallsbyggnadsbolaget i Norden AB, Class D	123,725	423,747
SAS AB *(a)	5,546,500	728,251
Scandic Hotels Group AB *(a)	208,205	806,233
Sectra AB *	200,970	4,960,746
SkiStar AB *	68,516	1,238,236
Solid Forsakring AB *(b)	21,913	75,821
SSAB AB, A Shares *	374,760	1,836,075
SSAB AB, B Shares *	1,050,897	4,559,249
Systemair AB	116,351	1,077,004
Thule Group AB	165,361	9,347,989
Troax Group AB	54,802	2,551,472
Vitec Software Group AB, B Shares	36,676	2,222,861
Vitrolife AB	108,244	6,584,316
VNV Global AB *	130,711	1,591,630
Wallenstam AB, B Shares	259,823	4,646,905
Wihlborgs Fastigheter AB	207,606	4,895,774
		236,094,262

Switzerland 4.1%
Allreal Holding AG	22,534	4,636,345
ALSO Holding AG *	4,735	1,427,561
APG SGA S.A. *	1,539	316,315
Arbonia AG	68,098	1,434,959
Aryzta AG *	1,456,717	1,692,210
Ascom Holding AG *	63,316	816,936
Autoneum Holding AG *	4,219	638,731
Bachem Holding AG, Class B	9,735	6,985,131
Basilea Pharmaceutica AG *	18,178	733,877
Belimo Holding AG	14,467	8,332,517
Bell Food Group AG	3,111	981,643
Bobst Group S.A. *	12,261	1,068,565
Bossard Holding AG, Class A	3,962	1,301,543
Bucher Industries AG	10,106	4,575,766
Burckhardt Compression Holding AG	4,971	2,191,666
Bystronic AG	2,030	2,763,994
Cembra Money Bank AG	47,440	3,268,100
Comet Holding AG	11,534	4,318,706
COSMO Pharmaceuticals N.V. *	11,405	796,156
Daetwyler Holding AG	11,855	4,624,654
dormakaba Holding AG	4,903	2,993,511
Dottikon Es Holding AG *	6,928	2,096,218
SECURITY	NUMBER OF SHARES	VALUE ($)
Dufry AG *	97,196	4,363,002
EFG International AG *	121,118	866,437
Emmi AG	3,004	3,330,564
Forbo Holding AG	1,644	3,162,222
Galenica AG	75,602	5,155,053
Hiag Immobilien Holding AG	4,772	475,447
Huber & Suhner AG	28,060	2,483,374
Idorsia Ltd. *	175,615	3,072,409
Implenia AG *	21,195	412,036
Inficon Holding AG	3,005	3,838,243
Interroll Holding AG	868	3,953,555
Intershop Holding AG	1,723	1,065,005
Kardex Holding AG	9,648	2,908,788
Komax Holding AG *	5,496	1,458,631
Landis & Gyr Group AG *	38,043	2,376,146
LEM Holding S.A.	758	1,990,426
Leonteq AG	16,405	1,166,467
Medacta Group S.A. *	9,824	1,369,458
Meyer Burger Technology AG *	4,304,448	2,073,615
Mobimo Holding AG *	10,135	3,285,606
Rieter Holding AG *	4,579	887,695
Schweiter Technologies AG	1,439	2,052,604
Sensirion Holding AG *	16,141	2,176,785
SFS Group AG	26,415	3,333,987
Siegfried Holding AG *	6,309	5,651,784
Softwareone Holding AG *	158,141	3,287,911
St. Galler Kantonalbank AG	4,615	2,209,255
Stadler Rail AG (a)	82,967	3,577,246
Swiss Steel Holding AG *	1,210,876	460,588
Swissquote Group Holding S.A.	13,565	2,720,622
u-blox Holding AG *	10,231	725,258
Valiant Holding AG	24,358	2,282,082
Valora Holding AG *	5,930	1,013,752
Vetropack Holding AG	19,645	1,125,119
Vontobel Holding AG	43,940	3,608,645
VP Bank AG	3,930	411,941
VZ Holding AG	21,044	2,071,654
Ypsomed Holding AG	4,962	935,134
Zehnder Group AG	15,048	1,461,871
Zur Rose Group AG *	11,843	4,466,400
		151,261,921

United Kingdom 13.2%
888 Holdings plc	421,816	1,731,110
AG Barr plc	128,407	896,979
Airtel Africa plc	1,549,267	2,558,001
AJ Bell plc	456,204	2,341,804
Alfa Financial Software Holdings plc	152,281	413,009
AO World plc *	454,763	569,764
Ascential plc *	669,718	3,845,400
Assura plc	4,112,478	3,680,706
Aston Martin Lagonda Global Holdings plc *	106,426	2,085,975
Auction Technology Group plc *	117,014	1,947,504
Avon Rubber plc *	45,092	639,520
Babcock International Group plc *	391,467	1,533,016
Bakkavor Group plc	231,275	370,232
Balfour Beatty plc	1,040,934	3,219,790
Bank of Georgia Group plc	58,470	1,192,826
Beazley plc *	952,211	5,044,139
Biffa plc	346,716	1,612,349
Big Yellow Group plc	263,967	5,699,406
BMO Commercial Property Trust Ltd.	788,903	1,056,243
Bodycote plc	292,808	3,201,736
Brewin Dolphin Holdings plc	460,998	2,085,859
Britvic plc	415,024	4,886,782
Bytes Technology Group plc	311,926	2,288,300
C&C Group plc *	613,219	1,841,625

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cairn Energy plc	793,698	1,911,113
Capita plc *	2,709,816	1,579,230
Capital & Counties Properties plc	1,136,281	2,436,849
Carnival plc *	250,298	3,928,033
Centamin plc	1,674,977	2,150,844
Chemring Group plc	443,626	1,596,415
Cineworld Group plc *(a)	1,599,878	994,820
Clarkson plc	38,585	1,845,383
Close Brothers Group plc	233,585	3,995,796
CLS Holdings plc	244,737	658,907
CMC Markets plc	180,703	557,033
Coats Group plc	2,284,508	1,855,756
Computacenter plc	119,257	4,443,000
ContourGlobal plc	271,015	654,000
Countryside Properties plc *	806,135	4,404,713
Cranswick plc	82,827	3,898,860
Crest Nicholson Holdings plc	384,961	1,630,789
Currys plc	1,565,216	2,704,439
Devro plc	259,666	707,688
Diploma plc	189,749	8,048,275
Domino's Pizza Group plc	751,161	3,567,691
Drax Group plc	638,405	4,645,353
Dunelm Group plc	178,143	3,167,582
Elementis plc *	900,404	1,608,166
Endeavour Mining plc	293,689	6,896,771
Energean plc *	186,289	2,172,548
Equiniti Group plc *	530,473	1,261,865
Essentra plc	484,236	1,953,965
Euromoney Institutional Investor plc	163,958	2,067,213
FDM Group Holdings plc	135,340	2,008,995
Ferrexpo plc	453,716	1,732,368
Finablr plc *(b)	225,475	0
Firstgroup plc *(a)	1,893,620	2,329,891
Frasers Group plc *	287,322	2,584,863
Funding Circle Holdings plc *	254,925	465,427
Future plc	178,774	8,476,804
Games Workshop Group plc	51,016	6,317,453
Genuit Group plc	364,055	2,774,273
Genus plc	104,406	6,679,924
Grafton Group plc	348,441	5,375,113
Grainger plc	1,132,677	4,468,621
Great Portland Estates plc	400,415	3,795,651
Greencore Group plc *	833,266	1,378,013
Greggs plc	158,640	6,294,322
Halfords Group plc	308,259	1,249,581
Hammerson plc (a)	6,610,533	2,642,086
Harbour Energy plc *	336,713	1,751,593
Hays plc	2,421,471	4,690,079
Helical plc	152,373	884,978
Helios Towers plc *	1,204,337	2,616,260
Hill & Smith Holdings plc	123,362	2,754,949
Hilton Food Group plc	99,588	1,488,830
Hochschild Mining plc	499,795	871,499
Hunting plc	217,510	424,167
Ibstock plc	616,958	1,569,621
IG Group Holdings plc	580,334	5,923,436
Inchcape plc	618,757	6,786,322
Indivior plc *	1,154,251	3,509,216
IntegraFin Holdings plc	412,005	3,147,852
Investec plc	1,055,457	5,250,349
IP Group plc	1,611,558	2,460,433
IWG plc *	1,124,221	4,157,127
J.D. Wetherspoon plc *	132,099	1,498,627
John Wood Group plc *	1,043,066	2,780,652
Jupiter Fund Management plc	673,453	2,100,927
Just Group plc *	1,631,080	1,689,650
Kainos Group plc	85,673	2,105,957
Keller Group plc	111,938	1,329,884
Lancashire Holdings Ltd.	378,696	2,542,650
SECURITY	NUMBER OF SHARES	VALUE ($)
Liontrust Asset Management plc	91,493	2,475,375
LondonMetric Property plc	1,406,366	5,042,286
Man Group plc	2,217,753	6,290,682
Marks & Spencer Group plc *	3,092,805	9,664,785
Marshalls plc	310,286	2,846,875
Marston's plc *	970,085	834,224
Mediclinic International plc *	624,000	2,395,752
Micro Focus International plc	520,865	2,378,788
Mitchells & Butlers plc *	406,192	1,256,422
Mitie Group plc *	2,227,329	1,891,817
Moneysupermarket.com Group plc	820,496	2,184,058
Moonpig Group plc *	251,134	1,089,116
Morgan Advanced Materials plc	447,942	2,130,495
Morgan Sindall Group plc	63,122	1,983,372
National Express Group plc *	852,927	2,410,310
NCC Group plc	475,518	1,440,662
Network International Holdings plc *	722,871	2,560,171
Ninety One plc	513,982	1,709,515
OSB Group plc	585,571	3,889,046
Oxford Biomedica plc *	95,676	1,668,316
Oxford Instruments plc	81,778	2,488,422
Pagegroup plc	486,355	4,056,937
Paragon Banking Group plc	390,025	2,670,316
Petrofac Ltd. *	513,588	738,591
Petropavlovsk plc *	4,353,322	1,210,635
Pets at Home Group plc	756,820	4,675,944
Picton Property Income Ltd.	824,057	1,086,957
Playtech plc *	473,773	4,675,940
Plus500 Ltd.	153,411	2,590,819
Premier Foods plc	1,106,290	1,507,530
Primary Health Properties plc	2,092,665	4,152,893
Provident Financial plc *	392,252	1,842,270
PureTech Health plc *	248,498	959,987
PZ Cussons plc	294,166	752,677
QinetiQ Group plc	944,739	3,262,212
Rank Group plc *	326,630	592,020
Rathbone Brothers plc	93,221	2,281,630
Redde Northgate plc	389,745	2,036,749
Redrow plc	355,731	3,049,696
Rhi Magnesita N.V.	43,569	1,738,476
Rotork plc	1,408,010	6,337,235
S4 Capital plc *	824,696	6,317,311
Safestore Holdings plc	320,529	5,644,236
Sanne Group plc	235,407	2,827,906
Savills plc	210,322	3,717,500
Senior plc *	653,098	1,137,088
Serco Group plc	1,905,731	3,318,007
Shaftesbury plc	444,061	3,613,080
SIG plc *	1,155,809	758,451
Sirius Real Estate Ltd.	1,531,028	2,762,850
Softcat plc	193,603	4,733,407
Spectris plc	180,799	8,379,073
Spire Healthcare Group plc *	433,879	1,328,861
Spirent Communications plc	940,103	3,330,779
SSP Group plc *	1,225,753	3,493,079
Stagecoach Group plc *	669,460	606,259
Synthomer plc	516,815	3,216,342
TBC Bank Group plc	55,929	1,151,348
Telecom Plus plc	103,171	1,954,611
The Go-Ahead Group plc *	68,158	598,749
The Restaurant Group plc *	1,167,239	1,230,773
The Unite Group plc	497,156	6,978,593
TI Fluid Systems plc	433,008	1,260,313
TP ICAP Group plc	1,227,649	2,060,109
Trainline plc *	719,353	2,594,345
Tritax Big Box REIT plc	2,921,742	9,199,805
Trustpilot Group plc *	278,494	1,054,497
Tullow Oil plc *	2,601,293	1,436,142
UK Commercial Property REIT Ltd.	1,082,058	1,090,851

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ultra Electronics Holdings plc	112,054	4,574,915
Vesuvius plc	329,193	1,803,062
Victrex plc	128,022	3,895,581
Virgin Money UK plc *	1,963,682	4,381,444
Vistry Group plc	343,915	4,911,719
Vivo Energy plc	606,678	1,059,478
Watches of Switzerland Group plc *	367,396	6,571,597
WH Smith plc *	200,265	3,513,244
Wizz Air Holdings plc *	62,836	3,280,389
Workspace Group plc	212,204	2,233,333
XP Power Ltd.	23,861	1,527,896
		485,390,641
Total Common Stocks (Cost $3,121,650,262)		3,639,710,970

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	13,609	876,206
Jungheinrich AG	75,000	3,505,119
Schaeffler AG	118,530	913,909
Sixt SE	26,455	2,391,153
		7,686,387

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	61,950	1,101,749

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	39,181	564,016

Sweden 0.0%
Corem Property Group AB	18,870	665,411
Total Preferred Stocks (Cost $7,907,975)		10,017,563

RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
G.U.D. Holdings Ltd.
expires 12/15/21, strike AUD 10.40 *(b)	41,212	11,104
Life360, Inc.
expires 12/13/21, strike AUD 12.00 *(b)	13,115	930
		12,034

Italy 0.0%
Juventus Football Club S.p.A.
expires 12/16/21, strike EUR 0.33 *	782,857	59,832

Republic of Korea 0.0%
Enzychem Lifesciences Corp.
expires 12/17/21 *(b)	5,879	0
Esr Kendall Square REIT Co., Ltd.
expires 12/09/21, strike KRW 6,330.00 *(b)	60,146	10,633
		10,633
Total Rights (Cost $119,336)		82,499
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	44,499	99,675

Singapore 0.0%
Ezion Holdings Ltd.
expires 04/16/23 *(b)	802,298	0
Total Warrants (Cost $0)		99,675

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	840,621	840,621
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	49,679,423	49,679,423
		50,520,044
Total Short-Term Investments (Cost $50,520,044)		50,520,044
Total Investments in Securities (Cost $3,180,197,617)		3,700,430,751

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/17/21	141	15,760,275	(744,490)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $45,654,653.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
AUD —	Australian Dollar
EUR —	Euro
KRW —	South Korean Won

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,233,248,046	$—	$—	$2,233,248,046
Australia	261,312,630	—	1,173,175*	262,485,805
Denmark	59,630,631	—	1,620,546	61,251,177
Hong Kong	50,038,618	—	10,796*	50,049,414
Republic of Korea	222,550,762	—	13,497	222,564,259
Singapore	34,402,132	—	1,551,622*	35,953,754
Spain	52,673,612	—	0*	52,673,612
Sweden	236,018,441	—	75,821	236,094,262
United Kingdom	485,390,641	—	0*	485,390,641
Preferred Stocks[1]	10,017,563	—	—	10,017,563
Rights[1]	59,832	—	—	59,832
Australia	—	—	12,034	12,034
Republic of Korea	—	—	10,633*	10,633
Warrants[1]	—	—	—	—
Italy	—	—	99,675	99,675
Singapore	—	—	0*	0
Short-Term Investments[1]	50,520,044	—	—	50,520,044
Liabilities
Futures Contracts[2]	(744,490)	—	—	(744,490)
Total	$3,695,118,462	$—	$4,567,799	$3,699,686,261

*	Level 3 amount shown includes securities determined to have no value at November 30, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 9.9%
AGL Energy Ltd.	72,789	278,700
Aurizon Holdings Ltd.	205,107	490,103
BHP Group Ltd.	200,619	5,600,338
Rio Tinto Ltd.	41,461	2,748,705
Wesfarmers Ltd.	126,695	5,107,909
		14,225,755

Belgium 0.3%
Etablissements Franz Colruyt N.V.	5,220	242,898
Proximus SADP	14,722	265,469
		508,367

Canada 8.6%
BCE, Inc.	28,340	1,420,314
Great-West Lifeco, Inc.	11,714	338,599
Quebecor, Inc., Class B	15,731	348,638
Sun Life Financial, Inc.	25,499	1,348,298
The Bank of Nova Scotia	52,874	3,288,344
The Toronto-Dominion Bank	79,269	5,570,705
		12,314,898

China 0.9%
China Minsheng Banking Corp., Ltd., H Shares	268,905	103,480
China Shenhua Energy Co., Ltd., H Shares	376,924	781,325
Hengan International Group Co., Ltd.	60,001	289,774
Jiangsu Expressway Co., Ltd., H Shares	135,877	132,115
		1,306,694

Denmark 0.3%
Tryg A/S	15,650	376,496

Finland 2.6%
Elisa Oyj	14,246	849,229
Kone Oyj, B Shares	45,065	2,954,234
		3,803,463

France 5.3%
Orange S.A. (a)	178,906	1,915,091
Sanofi	61,355	5,791,472
		7,706,563

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 8.5%
Allianz SE	17,946	3,887,291
Deutsche Post AG	89,248	5,240,871
E.ON SE	250,790	3,075,259
		12,203,421

Italy 3.6%
Enel S.p.A.	691,844	5,223,007

Japan 11.4%
ABC-Mart, Inc.	3,552	167,050
Daito Trust Construction Co., Ltd.	7,691	832,466
Daiwa House Industry Co., Ltd.	74,400	2,172,798
Japan Tobacco, Inc.	98,125	1,964,747
Kaken Pharmaceutical Co., Ltd.	100,300	3,573,152
KDDI Corp.	157,156	4,567,483
Matsui Securities Co., Ltd.	4,735	32,569
Obayashi Corp.	80,688	594,083
Sekisui House Ltd.	72,730	1,415,591
Seven Bank Ltd.	32,107	64,471
Sompo Holdings, Inc.	15,478	637,141
USS Co., Ltd.	24,914	365,553
		16,387,104

Malaysia 0.5%
DiGi.com Berhad	316,500	313,381
Petronas Gas Berhad	108,500	433,330
		746,711

Mexico 1.7%
America Movil S.A.B. de C.V., Series L	2,199,557	1,925,297
Arca Continental S.A.B. de C.V.	37,434	227,797
Coca-Cola Femsa S.A.B. de C.V.	47,026	230,452
		2,383,546

Netherlands 2.2%
Koninklijke Ahold Delhaize N.V.	93,331	3,114,833

New Zealand 0.7%
Contact Energy Ltd.	86,456	460,620
Spark New Zealand Ltd.	176,199	550,097
		1,010,717

Norway 1.3%
Gjensidige Forsikring A.S.A.	8,354	188,327
Telenor A.S.A.	60,950	895,384
Yara International A.S.A.	17,657	863,534
		1,947,245

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.5%
Korean Reinsurance Co.	3,674	28,794
KT&G Corp.	10,169	701,104
		729,898

Russia 0.3%
Severstal PAO	21,660	459,110

Saudi Arabia 3.9%
Advanced Petrochemical Co.	11,891	217,116
Al Rajhi Bank	53,334	1,879,400
Jarir Marketing Co.	6,562	324,287
Riyad Bank	58,626	437,554
SABIC Agri-Nutrients Co.	22,366	1,028,993
Saudi Telecom Co.	56,824	1,681,273
		5,568,623

Singapore 0.5%
Singapore Exchange Ltd.	35,827	233,334
Singapore Technologies Engineering Ltd.	170,163	472,830
		706,164

South Africa 0.5%
The SPAR Group Ltd.	17,176	174,293
Vodacom Group Ltd. (a)	67,882	565,593
		739,886

Spain 0.7%
Red Electrica Corp. S.A.	48,288	1,018,303

Sweden 0.5%
Tele2 AB, B Shares	47,466	675,269

Switzerland 10.1%
EMS-Chemie Holding AG	759	719,303
Kuehne & Nagel International AG	5,669	1,615,426
Roche Holding AG	15,803	6,141,722
SGS S.A.	678	2,034,586
Swisscom AG	2,403	1,325,363
Zurich Insurance Group AG	6,549	2,682,868
		14,519,268

Taiwan 5.3%
Advantech Co., Ltd.	48,000	659,462
Asia Cement Corp.	267,000	403,316
Cheng Loong Corp.	108,321	132,457
Chicony Electronics Co., Ltd.	73,000	208,725
Chunghwa Telecom Co., Ltd.	360,000	1,450,125
Far EasTone Telecommunications Co., Ltd.	151,000	333,993
Formosa Taffeta Co., Ltd.	106,000	110,176
Great Wall Enterprise Co., Ltd.	65,528	122,551
Lite-On Technology Corp.	247,000	535,672
President Chain Store Corp.	50,000	483,735
Standard Foods Corp.	35,973	65,983
Synnex Technology International Corp.	150,000	315,057
Taiwan Cement Corp.	572,000	946,322
Taiwan Mobile Co., Ltd.	157,000	547,717
Uni-President Enterprises Corp.	426,000	1,002,010
Wistron Corp.	324,000	333,270
		7,650,571

SECURITY	NUMBER OF SHARES	VALUE ($)
Thailand 0.2%
Intouch Holdings PCL NVDR	96,800	208,983
Land & Houses PCL NVDR	401,400	99,464
Tisco Financial Group PCL NVDR	16,801	44,748
		353,195

United Arab Emirates 1.7%
Emirates Telecommunications Group Co. PJSC	164,711	1,432,270
First Abu Dhabi Bank PJSC	189,894	991,578
		2,423,848

United Kingdom 17.3%
Admiral Group plc	11,786	461,081
BAE Systems plc	360,390	2,613,795
British American Tobacco plc	164,266	5,498,294
GlaxoSmithKline plc	307,872	6,211,548
Imperial Brands plc	84,733	1,728,609
Schroders plc	5,328	242,202
SSE plc	117,118	2,404,779
Unilever plc	111,198	5,677,165
		24,837,473
Total Common Stocks (Cost $152,166,866)		142,940,428

PREFERRED STOCKS 0.1% OF NET ASSETS

Russia 0.1%
Sberbank of Russia PJSC	43,328	170,921
Total Preferred Stocks (Cost $178,228)		170,921

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United States 0.1%
iShares International Select Dividend ETF	2,385	71,192
Total Investment Companies (Cost $73,641)		71,192

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)(c)	2,177,800	2,177,800
Total Short-Term Investments (Cost $2,177,800)		2,177,800
Total Investments in Securities (Cost $154,596,535)		145,360,341

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/17/21	3	335,325	(14,235)
MSCI Emerging Markets Index, expires 12/17/21	6	363,690	(10,426)
Net Unrealized Depreciation			(24,661)

(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,043,678.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$142,940,428	$—	$—	$142,940,428
Preferred Stocks[1]	170,921	—	—	170,921
Investment Companies[1]	71,192	—	—	71,192
Short-Term Investments[1]	2,177,800	—	—	2,177,800
Liabilities
Futures Contracts[2]	(24,661)	—	—	(24,661)
Total	$145,335,680	$—	$—	$145,335,680

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.1% OF NET ASSETS

Brazil 3.7%
Aliansce Sonae Shopping Centers S.A.	158,731	577,750
Ambev S.A.	5,708,677	16,230,666
Americanas S.A. *	562,024	3,016,750
Atacadao S.A.	346,761	941,083
B3 S.A. - Brasil Bolsa Balcao	8,031,084	15,795,870
Banco Bradesco S.A.	1,797,467	5,415,965
Banco BTG Pactual S.A.	1,244,164	4,612,216
Banco do Brasil S.A.	1,124,077	6,336,135
Banco Inter S.A.	581,619	1,241,770
Banco Santander Brasil S.A.	479,941	2,800,467
BB Seguridade Participacoes S.A.	897,292	3,316,803
BR Malls Participacoes S.A. *	1,119,264	1,565,363
BRF S.A. *	1,048,915	3,667,438
CCR S.A.	1,458,712	3,178,944
Centrais Eletricas Brasileiras S.A.	799,483	4,618,295
Cia Brasileira de Distribuicao	203,774	808,076
Cia de Locacao das Americas	455,687	1,869,167
Cia de Saneamento Basico do Estado de Sao Paulo	446,122	2,659,996
Cia Energetica de Minas Gerais	148,816	455,776
Cia Paranaense de Energia	751,278	739,487
Cielo S.A.	1,592,337	583,527
Cogna Educacao *	2,494,817	1,095,332
Companhia Siderurgica Nacional S.A.	832,629	3,207,493
Cosan S.A.	1,591,113	5,985,705
CPFL Energia S.A.	250,655	1,171,482
CSN Mineracao S.A.	718,600	759,481
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	350,638	844,215
Dexco S.A.	385,048	1,229,040
EDP - Energias do Brasil S.A.	368,481	1,395,996
Embraer S.A. *	977,400	3,311,842
Energisa S.A.	337,034	2,714,220
Eneva S.A. *	1,332,991	3,291,977
Engie Brasil Energia S.A.	235,991	1,609,718
Equatorial Energia S.A.	1,178,589	4,709,223
Ez Tec Empreendimentos e Participacoes S.A.	143,768	461,695
Fleury S.A.	294,721	911,506
Getnet Adquirencia e Servicos para Meios de Pagamento S.A. *	119,985	80,717
Grendene S.A.	448,158	664,860
Grupo Mateus S.A. *	534,071	554,054
Guararapes Confeccoes S.A.	144,776	261,428
Hapvida Participacoes e Investimentos S.A.	1,685,059	3,254,582
Hypera S.A.	520,188	2,497,499
IRB Brasil Resseguros S.A. *	1,433,732	1,093,958
Itau Unibanco Holding S.A.	614,416	2,186,321
JBS S.A.	1,230,828	7,768,054
Klabin S.A.	1,043,025	4,407,603
Localiza Rent a Car S.A.	769,140	6,959,317
SECURITY	NUMBER OF SHARES	VALUE ($)
Locaweb Servicos de Internet S.A.	570,209	1,331,479
Lojas Americanas S.A.	595,801	573,793
Lojas Renner S.A.	1,202,962	6,058,840
M Dias Branco S.A.	168,306	827,727
Magazine Luiza S.A.	3,898,735	5,383,611
Marfrig Alimentos S.A.	468,746	1,955,926
Multiplan Empreendimentos Imobiliarios S.A.	353,806	1,227,656
Natura & Co. Holding S.A. *	1,247,269	5,893,374
Neoenergia S.A.	317,104	975,679
Notre Dame Intermedica Participacoes S.A.	674,571	7,339,653
Odontoprev S.A.	359,148	800,487
Petro Rio S.A. *	919,100	3,301,415
Petroleo Brasileiro S.A.	4,819,388	25,715,234
Porto Seguro S.A.	224,036	882,873
Qualicorp Consultoria e Corretora de Seguros S.A.	214,660	597,771
Raia Drogasil S.A.	1,427,185	5,654,519
Rede D'Or Sao Luiz S.A.	615,858	5,469,908
Rumo S.A. *	1,662,336	5,170,659
Sao Martinho S.A.	226,178	1,405,842
Sendas Distribuidora S.A.	1,037,620	2,342,091
SIMPAR S.A.	332,100	619,088
Sul America S.A.	523,623	2,313,762
Suzano S.A. *	945,880	9,404,127
Telefonica Brasil S.A.	575,343	5,122,286
TIM S.A.	1,067,485	2,607,932
TOTVS S.A.	641,316	3,597,905
Transmissora Alianca de Energia Eletrica S.A.	285,844	1,823,260
Ultrapar Participacoes S.A.	1,058,818	2,704,849
Usinas Siderurgicas de Minas Gerais S.A.	278,845	641,744
Vale S.A.	5,164,064	63,949,134
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. *	266,500	527,466
Via S.A. *	2,027,268	2,034,930
Vibra Energia S.A.	1,527,445	5,884,097
WEG S.A.	1,955,240	11,156,185
YDUQS Participacoes S.A.	390,396	1,508,740
		339,662,904

Chile 0.4%
AES Andes S.A.	5,215,829	573,916
Banco de Chile	57,890,382	5,558,966
Banco de Credito e Inversiones S.A.	64,172	2,156,757
Banco Santander Chile	80,293,861	3,566,003
CAP S.A.	100,195	898,148
Cencosud S.A.	1,687,692	2,674,021
Cencosud Shopping S.A.	675,788	711,552
Cia Cervecerias Unidas S.A.	176,346	1,397,035
Cia Sud Americana de Vapores S.A.	23,630,928	1,616,789
Colbun S.A.	9,752,790	634,257

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Empresa Nacional de Telecomunicaciones S.A.	182,080	633,896
Empresas CMPC S.A.	1,537,097	2,472,315
Empresas COPEC S.A.	643,033	4,710,579
Enel Americas S.A.	23,936,366	3,063,335
Enel Chile S.A.	32,987,840	1,425,457
Falabella S.A.	1,065,230	3,273,264
Itau CorpBanca Chile S.A. *	469,461,408	960,775
Parque Arauco S.A. *	838,702	805,370
Plaza S.A.	382,750	404,292
		37,536,727

China 37.1%
360 DigiTech, Inc. *	176,143	4,100,609
3SBio, Inc. *	1,599,713	1,368,688
51job, Inc., ADR *	38,829	2,240,433
ADAMA Ltd.	318,300	396,824
Addsino Co. Ltd., A Shares	170,900	438,449
Advanced Micro-Fabrication Equipment, Inc. China *	59,978	1,505,176
AECC Aviation Power Co., Ltd., A Shares	243,300	2,454,805
Agile Group Holdings Ltd.	1,821,985	1,201,281
Agricultural Bank of China Ltd., A Shares	12,153,700	5,546,197
Agricultural Bank of China Ltd., H Shares	40,692,441	13,414,775
Aier Eye Hospital Group Co., Ltd., A Shares	487,089	3,260,067
Air China Ltd., A Shares *	814,400	1,019,141
Air China Ltd., H Shares *	1,751,066	1,102,860
Akeso, Inc. *	645,000	4,103,722
Alibaba Group Holding Ltd. *	18,643,561	304,434,451
Alibaba Health Information Technology Ltd. *	6,228,775	5,744,709
Alibaba Pictures Group Ltd. *	17,576,021	1,803,628
A-Living Smart City Services Co., Ltd.	502,760	1,185,339
Alpha Group *	459,000	379,330
Aluminum Corp. of China Ltd., A Shares *	1,517,600	1,237,526
Aluminum Corp. of China Ltd., H Shares *	4,522,329	2,221,762
An Hui Wenergy Co. Ltd.	904,900	543,492
Angang Steel Co., Ltd., H Shares	2,578,009	1,150,801
Angel Yeast Co., Ltd., A Shares	123,100	1,081,421
Anhui Anke Biotechnology Group Co., Ltd., A Shares	148,500	307,859
Anhui Conch Cement Co., Ltd., A Shares	467,500	2,655,363
Anhui Conch Cement Co., Ltd., H Shares	1,468,349	6,677,010
Anhui Gujing Distillery Co., Ltd., A Shares	59,704	2,375,015
Anker Innovations Technology Co., Ltd.	22,800	399,733
ANTA Sports Products Ltd.	1,481,799	23,607,360
Asymchem Laboratories Tianjin Co., Ltd., A Shares	15,200	1,223,108
Autel Intelligent Technology Corp., Ltd.	28,860	340,019
Autobio Diagnostics Co., Ltd., Class A	43,200	379,237
Autohome, Inc., ADR	80,655	2,755,981
Avary Holding Shenzhen Co., Ltd., A Shares	108,200	682,777
AVIC Electromechanical Systems Co., Ltd., A Shares	254,800	679,270
AVIC Industry-Finance Holdings Co., Ltd., A Shares	971,700	585,137
AviChina Industry & Technology Co., Ltd., H Shares	3,220,653	2,123,458
AVICOPTER plc, A Shares	57,300	654,154
BAIC Motor Corp., Ltd., H Shares	3,172,595	1,310,409
Baidu, Inc., ADR *	363,467	54,461,895
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Beijing Co., Ltd., A Shares	2,359,300	1,620,508
Bank of China Ltd., A Shares	8,496,900	4,064,004
Bank of China Ltd., H Shares	97,897,455	34,031,196
Bank of Communications Co., Ltd., A Shares	4,349,800	3,117,305
Bank of Communications Co., Ltd., H Shares	9,062,980	5,277,927
Bank of Guiyang Co. Ltd., A Shares	800,900	813,855
Bank of Hangzhou Co., Ltd., A Shares	576,400	1,243,759
Bank of Jiangsu Co., Ltd., A Shares	525,100	485,010
Bank of Nanjing Co., Ltd., A Shares	942,000	1,339,837
Bank of Ningbo Co., Ltd., A Shares (a)	542,600	3,308,262
Bank of Qingdao Co., Ltd.	808,200	600,746
Bank of Shanghai Co., Ltd., A Shares	1,316,070	1,475,635
Bank of Suzhou Co., Ltd.	543,200	568,171
Baoshan Iron & Steel Co., Ltd., A Shares	1,769,832	1,809,562
BBMG Corp., A Shares	2,251,900	949,938
BBMG Corp., H Shares	2,005,735	295,875
Beijing Capital Development Co., Ltd.	479,000	354,545
Beijing Capital International Airport Co., Ltd., H Shares *	2,749,623	1,601,274
Beijing Dabeinong Technology Group Co., Ltd., A Shares	429,500	610,892
Beijing E-Hualu Information Technology Co., Ltd. *	94,900	494,527
Beijing Enlight Media Co., Ltd., A Shares	534,000	849,965
Beijing Enterprises Holdings Ltd.	649,065	2,193,842
Beijing Enterprises Water Group Ltd.	7,065,343	2,637,320
Beijing Jetsen Technology Co., Ltd., Class A *	468,200	348,019
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,042,890	584,368
Beijing Kingsoft Office Software, Inc.	47,439	2,014,847
Beijing New Building Materials plc, A Shares	177,900	743,476
Beijing Originwater Technology Co., Ltd., A Shares	631,900	700,586
Beijing Roborock Technology Co., Ltd.	6,051	770,422
Beijing Shougang Co., Ltd., A Shares *	471,400	468,676
Beijing Shunxin Agriculture Co., Ltd., A Shares	126,400	636,277
Beijing SL Pharmaceutical Co., Ltd.	249,900	419,318
Beijing Tiantan Biological Products Corp., Ltd., A Shares	137,300	646,145
Beijing Ultrapower Software Co., Ltd. *	466,500	422,106
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., A Shares	18,820	739,301
Betta Pharmaceuticals Co., Ltd., Class A	27,700	361,538
Bilibili, Inc., ADR *(b)	328,786	21,703,164
Blue Moon Group Holdings Ltd. (b)	1,295,703	1,196,670
BOE Technology Group Co., Ltd., A Shares	3,447,700	2,605,975
Bosideng International Holdings Ltd.	3,569,344	2,509,028
BTG Hotels Group Co., Ltd., A Shares *	102,500	372,911
BYD Co., Ltd., A Shares	159,400	7,616,485
BYD Co., Ltd., H Shares	1,089,378	42,815,783
BYD Electronic International Co., Ltd.	1,024,332	3,803,871
By-health Co., Ltd., A Shares	155,300	573,286
Caitong Securities Co., Ltd.	366,200	584,601
CanSino Biologics, Inc., H Shares *	105,926	2,328,895
CECEP Solar Energy Co., Ltd.	405,300	635,580
Central China Securities Co. Ltd., A Shares	1,154,400	841,789
CGN Power Co., Ltd., H Shares	15,881,307	4,359,499
Changchun High & New Technology Industry Group, Inc., Class A	36,500	1,622,019
Changjiang Securities Co., Ltd., Class A	855,600	964,703

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	26,400	898,375
Chaozhou Three-Circle Group Co., Ltd.	172,808	1,130,040
China Aoyuan Group Ltd. (b)	1,724,985	482,368
China Baoan Group Co., Ltd., Class A	261,200	726,233
China Cinda Asset Management Co., Ltd., H Shares	12,528,770	2,008,885
China CITIC Bank Corp., Ltd., H Shares	13,336,807	5,731,037
China Coal Energy Co., Ltd., A Shares	187,850	178,222
China Coal Energy Co., Ltd., H Shares	3,347,223	1,683,090
China Communications Services Corp., Ltd., H Shares	2,930,335	1,398,288
China Conch Venture Holdings Ltd.	2,158,201	10,533,752
China Construction Bank Corp., A Shares	1,678,500	1,516,134
China Construction Bank Corp., H Shares	121,544,414	79,201,835
China CSSC Holdings Ltd., A Shares	443,900	1,667,884
China East Education Holdings Ltd. *	574,344	599,699
China Eastern Airlines Corp., Ltd., H Shares *	3,954,045	1,374,508
China Everbright Bank Co., Ltd., A Shares	3,673,000	1,929,566
China Everbright Bank Co., Ltd., H Shares	4,510,336	1,550,530
China Everbright Environment Group Ltd.	4,845,826	3,219,839
China Everbright Ltd.	1,058,809	1,140,863
China Evergrande Group	2,786,648	818,567
China Feihe Ltd.	3,414,907	4,546,872
China Galaxy Securities Co., Ltd., H Shares	5,854,936	3,229,439
China Gas Holdings Ltd.	3,934,080	7,075,021
China Great Wall Securities Co., Ltd., A Shares	222,500	431,263
China Greatwall Technology Group Co., Ltd., A Shares	234,100	516,155
China Hongqiao Group Ltd.	2,768,768	2,685,004
China Huarong Asset Management Co., Ltd., H Shares *(a)	13,605,702	890,077
China International Capital Corp., Ltd., A Shares	47,300	353,071
China International Capital Corp., Ltd., H Shares	2,072,407	5,024,275
China International Marine Containers Group Co., Ltd., H Shares	834,142	1,525,794
China Jinmao Holdings Group Ltd.	8,152,596	2,488,911
China Jushi Co., Ltd., A Shares	348,877	957,424
China Lesso Group Holdings Ltd.	1,180,612	1,723,400
China Life Insurance Co., Ltd., A Shares	475,300	2,202,516
China Life Insurance Co., Ltd., H Shares	9,797,646	16,137,018
China Literature Ltd. *	544,928	3,823,517
China Longyuan Power Group Corp., Ltd., H Shares	4,412,504	9,056,109
China Medical System Holdings Ltd.	1,606,973	2,646,733
China Meheco Co., Ltd.	390,000	687,424
China Meidong Auto Holdings Ltd.	574,000	2,783,173
China Mengniu Dairy Co., Ltd. *	4,038,716	22,535,599
China Merchants Bank Co., Ltd., A Shares	1,981,700	15,379,746
China Merchants Bank Co., Ltd., H Shares	4,883,709	37,774,925
China Merchants Energy Shipping Co., Ltd., A Shares	854,800	585,787
China Merchants Port Group Co., Ltd.	170,100	430,528
China Merchants Port Holdings Co., Ltd.	1,830,897	2,822,961
China Merchants Securities Co., Ltd., A Shares	636,180	1,697,983
SECURITY	NUMBER OF SHARES	VALUE ($)
China Merchants Securities Co., Ltd., H Shares	1,747,116	2,604,140
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	938,200	1,684,592
China Minsheng Banking Corp., Ltd., A Shares	3,691,100	2,251,641
China Minsheng Banking Corp., Ltd., H Shares	8,213,243	3,160,621
China Molybdenum Co., Ltd., A Shares	1,316,300	1,215,805
China Molybdenum Co., Ltd., H Shares	4,362,360	2,691,554
China National Accord Medicines Corp. Ltd.	284,745	703,110
China National Building Material Co., Ltd., H Shares	5,045,093	5,449,012
China National Chemical Engineering Co., Ltd., A Shares	450,200	785,062
China National Medicines Corp., Ltd., A Shares	142,300	689,090
China National Nuclear Power Co., Ltd., A Shares	1,419,000	1,519,837
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. *	375,200	325,373
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	339,500	2,865,347
China Oilfield Services Ltd., A Shares	233,329	495,795
China Oilfield Services Ltd., H Shares	2,297,709	1,821,462
China Overseas Land & Investment Ltd.	5,032,123	11,592,954
China Pacific Insurance Group Co., Ltd., A Shares	804,100	3,415,961
China Pacific Insurance Group Co., Ltd., H Shares	3,202,625	9,284,340
China Petroleum & Chemical Corp., A Shares	3,823,400	2,422,283
China Petroleum & Chemical Corp., H Shares	32,620,871	14,268,767
China Power International Development Ltd.	5,818,143	2,970,325
China Railway Group Ltd., A Shares	2,222,900	1,847,522
China Railway Group Ltd., H Shares	4,521,869	2,151,931
China Railway Signal & Communication Corp. Ltd., A Shares	1,039,932	792,565
China Railway Signal & Communication Corp., Ltd., H Shares	2,132,185	749,397
China Reinsurance Group Corp., H Shares	9,671,773	905,661
China Resources Beer Holdings Co., Ltd.	2,088,989	17,095,955
China Resources Cement Holdings Ltd.	2,966,341	2,168,865
China Resources Double Crane Pharmaceutical Co., Ltd.	269,840	534,022
China Resources Gas Group Ltd.	1,192,479	6,172,069
China Resources Land Ltd.	3,618,931	15,063,696
China Resources Mixc Lifestyle Services Ltd.	783,204	3,877,919
China Resources Pharmaceutical Group Ltd.	2,679,813	1,165,308
China Resources Power Holdings Co., Ltd.	2,460,926	6,392,344
China Shenhua Energy Co., Ltd., A Shares	648,870	1,988,273
China Shenhua Energy Co., Ltd., H Shares	4,179,732	8,664,157
China Southern Airlines Co., Ltd., A Shares *	1,358,200	1,303,494
China Southern Airlines Co., Ltd., H Shares *	1,709,605	945,169

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China State Construction Engineering Corp., Ltd., A Shares	3,690,000	2,684,962
China State Construction International Holdings Ltd.	2,458,487	2,491,332
China Taiping Insurance Holdings Co., Ltd.	2,039,302	2,840,847
China Tourism Group Duty Free Corp., Ltd., A Shares	179,300	5,776,706
China Tower Corp., Ltd., H Shares	62,986,138	7,998,650
China Traditional Chinese Medicine Holdings Co., Ltd.	3,309,460	1,596,179
China United Network Communications Ltd., A Shares	2,969,000	1,806,491
China Vanke Co., Ltd., A Shares	856,700	2,453,146
China Vanke Co., Ltd., H Shares	2,557,698	5,793,973
China Yangtze Power Co., Ltd., A Shares (a)	1,450,200	4,441,441
Chinalin Securities Co., Ltd.	198,400	325,126
Chongqing Brewery Co., Ltd., A Shares *	52,500	1,190,396
Chongqing Changan Automobile Co., Ltd., A Shares	651,965	1,775,897
Chongqing Changan Automobile Co., Ltd., B Shares	1,331,960	821,813
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,618,568	1,234,681
Chongqing Water Group Co. Ltd.	257,300	257,427
Chongqing Zhifei Biological Products Co., Ltd., A Shares	116,700	2,358,578
CIFI Holdings Group Co., Ltd.	5,007,231	2,729,751
Cinda Real Estate Co., Ltd. *	822,100	412,542
CITIC Guoan Information Industry Co., Ltd. *	921,500	351,152
CITIC Ltd.	6,356,923	5,740,585
Citic Pacific Special Steel Group Co., Ltd., A Shares	477,810	1,528,548
CITIC Securities Co., Ltd., A Shares	1,160,300	4,325,071
CITIC Securities Co., Ltd., H Shares	2,827,257	6,745,509
Contemporary Amperex Technology Co., Ltd., A Shares	76,700	8,178,960
COSCO Shipping Development Co., Ltd., H Shares	7,204,930	1,330,849
COSCO Shipping Energy Transportation Co., Ltd., H Shares	2,599,170	1,023,551
COSCO Shipping Holdings Co., Ltd., A Shares *	1,101,621	3,000,722
COSCO Shipping Holdings Co., Ltd., H Shares *	4,209,658	7,203,427
COSCO Shipping Ports Ltd.	2,559,268	2,012,393
Country Garden Holdings Co., Ltd.	10,254,835	9,050,105
Country Garden Services Holdings Co., Ltd.	2,304,916	13,940,339
CRRC Corp., Ltd., A Shares	2,863,600	2,734,787
CRRC Corp., Ltd., H Shares	4,006,274	1,778,088
CSC Financial Co., Ltd., A Shares	63,800	280,438
CSC Financial Co., Ltd., H Shares	1,534,716	1,596,561
CSG Holding Co., Ltd.	1,500,000	627,257
CSG Holding Co., Ltd., A Shares	533,946	821,410
CSPC Pharmaceutical Group Ltd.	11,035,967	11,438,216
Daan Gene Co., Ltd., A Shares	140,160	466,845
Dada Nexus Ltd., ADR *	92,496	1,671,403
Dali Foods Group Co., Ltd.	2,549,265	1,340,712
DaShenLin Pharmaceutical Group Co., Ltd., A Shares	33,360	184,460
Datang International Power Generation Co., Ltd., Class H	5,816,000	925,087
Dawning Information Industry Co., Ltd., A Shares	192,700	844,914
DHC Software Co., Ltd., A Shares	682,500	777,022
SECURITY	NUMBER OF SHARES	VALUE ($)
Dian Diagnostics Group Co., Ltd., A Shares	69,500	368,597
DiDi Global, Inc. *(b)	425,154	3,243,925
Digital China Information Service Co., Ltd.	262,200	511,501
Do-Fluoride New Materials Co., Ltd., A Shares	59,800	456,693
Dong-E-E-Jiao Co., Ltd., A Shares	128,400	823,938
Dongfang Electric Corp., Ltd.	549,500	1,757,890
Dongfeng Motor Group Co., Ltd., H Shares	3,740,931	3,474,200
Dongguan Development Holdings Co., Ltd.	313,100	495,905
Double Medical Technology, Inc.	27,900	206,684
East Money Information Co., Ltd., A Shares	932,616	5,066,109
Ecovacs Robotics Co., Ltd., A Shares	51,700	1,329,054
ENN Ecological Holdings Co., Ltd., A Shares	254,275	779,152
ENN Energy Holdings Ltd.	993,087	18,649,401
Eve Energy Co., Ltd., A Shares	167,636	3,844,388
Everbright Securities Co., Ltd., A Shares	494,900	1,121,448
Evergrande Property Services Group Ltd. *	5,686,500	2,786,409
Fangda Carbon New Material Co., Ltd., A Shares	315,380	597,441
Far East Horizon Ltd.	2,866,668	2,489,445
FAW Jiefang Group Co., Ltd., A Shares	425,600	690,106
First Capital Securities Co., Ltd., A Shares	431,200	470,632
Flat Glass Group Co., Ltd., A Shares	684,503	3,002,880
Focus Media Information Technology Co., Ltd., A Shares	1,322,900	1,466,696
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	142,668	2,512,466
Fosun International Ltd.	2,839,867	3,103,660
Founder Securities Co., Ltd., A Shares	694,500	844,049
Foxconn Industrial Internet Co., Ltd., A Shares	398,900	698,733
Fu Jian Anjoy Foods Co., Ltd., A Shares	18,900	514,820
Fujian Longking Co., Ltd.	545,700	714,553
Fujian Sunner Development Co., Ltd., A Shares	228,300	784,408
Fuyao Glass Industry Group Co., Ltd., A Shares	152,400	1,099,113
Fuyao Glass Industry Group Co., Ltd., H Shares	836,939	4,610,983
Gan & Lee Pharmaceuticals Co., Ltd., A Shares	20,000	225,754
Ganfeng Lithium Co., Ltd., A Shares	124,100	3,259,915
Ganfeng Lithium Co., Ltd., H Shares	209,858	4,094,409
GD Power Development Co., Ltd., Class A	2,507,600	998,817
GDS Holdings Ltd., ADR *	151,044	8,464,506
Geely Automobile Holdings Ltd.	6,957,363	20,660,089
GEM Co., Ltd., Class A	400,500	709,700
Gemdale Corp., A Shares	402,100	630,562
Genscript Biotech Corp. *	1,264,005	6,647,666
GF Securities Co., Ltd., A Shares	744,400	2,724,589
GF Securities Co., Ltd., H Shares	1,704,678	2,969,468
Gigadevice Semiconductor Beijing, Inc., A Shares	64,384	1,520,536
Ginlong Technologies Co., Ltd.	24,800	991,634
GoerTek, Inc., A Shares	330,400	2,698,391
GOME Retail Holdings Ltd. *	18,146,378	1,582,834
Gotion High-tech Co., Ltd., A Shares *	123,800	1,291,418
Great Wall Motor Co., Ltd., A Shares	286,600	2,690,337
Great Wall Motor Co., Ltd., H Shares	4,099,896	17,144,585

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Greattown Holdings Ltd.	736,300	406,435
Greenland Holdings Corp., Ltd., A Shares	1,148,640	738,519
Greentown China Holdings Ltd.	1,071,588	1,588,994
GRG Banking Equipment Co., Ltd., A Shares	247,500	447,117
GSX Techedu, Inc. *(b)	186,647	498,347
Guangdong Baolihua New Energy Stock Co., Ltd.	646,600	544,507
Guangdong Electric Power Development Co., Ltd., B Shares	1,244,514	383,131
Guangdong Haid Group Co., Ltd., A Shares	152,200	1,531,344
Guangdong HEC Technology Holding Co., Ltd., A Shares *	382,900	660,499
Guangdong Investment Ltd.	3,798,394	5,057,477
Guangdong Kinlong Hardware Products Co., Ltd.	19,100	458,267
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares *	703,300	747,763
Guangdong South New Media Co., Ltd.	54,700	498,205
Guanghui Energy Co., Ltd., A Shares *	661,200	616,941
Guangxi Liugong Machinery Co., Ltd.	419,500	499,965
Guangxi Wuzhou Zhongheng Group Co., Ltd.	674,000	331,882
Guangzhou Automobile Group Co., Ltd., A Shares	352,960	908,297
Guangzhou Automobile Group Co., Ltd., H Shares	3,955,338	4,048,769
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	168,000	774,025
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	227,170	553,657
Guangzhou Haige Communications Group, Inc. Co., A Shares	440,600	719,956
Guangzhou Kingmed Diagnostics Group Co., Ltd., A Shares	45,900	787,739
Guangzhou R&F Properties Co., Ltd., H Shares	2,145,835	1,161,570
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares	24,300	264,650
Guangzhou Tinci Materials Technology Co., Ltd., A Shares	91,690	1,941,107
Guangzhou Wondfo Biotech Co., Ltd., A Shares	41,770	253,626
Guangzhou Yuexiu Financial Holdings Group Co., Ltd., A Shares	207,495	289,595
Guizhou Bailing Group Pharmaceutical Co., Ltd. *	313,700	295,161
Guolian Securities Co., Ltd., A Shares	171,900	338,309
Guosen Securities Co., Ltd., A Shares	452,200	782,168
Guotai Junan Securities Co., Ltd., A Shares	664,800	1,744,138
Guotai Junan Securities Co., Ltd., H Shares *	1,209,542	1,610,478
Haidilao International Holding Ltd. (b)	1,231,935	2,721,181
Haier Smart Home Co., Ltd., A Shares	762,100	3,253,074
Haier Smart Home Co., Ltd., H Shares	2,788,965	10,446,299
Haitian International Holdings Ltd. *	754,896	2,072,227
Haitong Securities Co., Ltd., A Shares	913,800	1,695,234
Haitong Securities Co., Ltd., H Shares	4,303,852	3,616,056
Hang Zhou Great Star Industrial Co., Ltd., A Shares *	106,000	532,423
Hangzhou First Applied Material Co., Ltd., A Shares	40,440	771,149
Hangzhou Oxygen Plant Group Co., Ltd., A Shares	68,200	279,031
SECURITY	NUMBER OF SHARES	VALUE ($)
Hangzhou Robam Appliances Co., Ltd., A Shares	75,700	373,582
Hangzhou Shunwang Technology Co., Ltd., Class A	145,700	332,442
Hangzhou Silan Microelectronics Co., Ltd.	127,300	1,239,093
Hangzhou Tigermed Consulting Co., Ltd., A Shares	84,700	1,823,411
Hangzhou Tigermed Consulting Co., Ltd., H Shares	141,139	2,250,374
Hansoh Pharmaceutical Group Co., Ltd.	1,267,941	2,589,278
Harbin Boshi Automation Co., Ltd.	268,700	557,891
Health & Happiness H&H International Holdings Ltd.	220,675	404,220
Hefei Meiya Optoelectronic Technology, Inc., A Shares	64,700	395,190
Heilongjiang Agriculture Co., Ltd., A Shares	323,000	722,297
Hello Group, Inc., ADR	206,293	2,386,810
Henan Shuanghui Investment & Development Co., Ltd., A Shares	305,800	1,364,791
Hengan International Group Co., Ltd.	904,092	4,366,306
Hengli Petrochemical Co., Ltd., A Shares	306,100	1,013,317
HengTen Networks Group Ltd. *(b)	3,147,875	1,332,502
Hithink RoyalFlush Information Network Co., Ltd., A Shares	59,100	1,087,495
Holitech Technology Co., Ltd., Class A *	890,100	457,832
Hongfa Technology Co., Ltd., A Shares	77,100	876,811
Hopson Development Holdings Ltd.	864,309	2,106,489
Hoshine Silicon Industry Co., Ltd., A Shares	49,500	1,197,979
Hua Hong Semiconductor Ltd. *	630,346	4,220,715
Huaan Securities Co., Ltd., A Shares	790,160	630,706
Huabao Flavours & Fragrances Co., Ltd.	40,300	445,225
Huadian Power International Corp., Ltd., H Shares	3,189,912	994,309
Huadong Medicine Co., Ltd., A Shares	161,700	859,360
Huafa Industrial Co., Ltd. Zhuhai	544,100	447,952
Huafon Chemical Co., Ltd., A Shares	352,100	590,804
Huagong Tech Co., Ltd., A Shares	114,200	537,256
Huaibei Mining Holdings Co., Ltd., A Shares	172,300	288,029
Hualan Biological Engineering, Inc., A Shares	171,980	779,416
Huaneng Power International, Inc., H Shares	7,159,326	3,205,045
Huatai Securities Co., Ltd., A Shares	715,700	1,775,543
Huatai Securities Co., Ltd., H Shares	2,270,985	3,256,811
Huaxia Bank Co., Ltd., A Shares	1,406,700	1,244,155
Huaxin Cement Co., Ltd., A Shares	87,200	242,311
Huaxin Cement Co., Ltd., B Shares	633,524	1,141,610
Huayu Automotive Systems Co., Ltd., A Shares	317,600	1,284,973
Huazhu Group Ltd., ADR *	285,790	11,294,421
Hubei Biocause Pharmaceutical Co., Ltd., Class A	931,500	449,912
Hubei Jumpcan Pharmaceutical Co., Ltd.	146,200	414,744
Huizhou Desay Sv Automotive Co., Ltd., A Shares	46,700	1,018,167
Hunan Valin Steel Co., Ltd., A Shares	542,400	427,840
Hundsun Technologies, Inc., A Shares	142,842	1,308,389
Hygeia Healthcare Holdings Co., Ltd.	372,800	2,900,302
Hytera Communications Corp., Ltd.	670,200	621,135
Iflytek Co., Ltd., A Shares	226,100	1,914,644
I-Mab *	34,860	2,107,636
Imeik Technology Development Co., Ltd.	16,400	1,452,554

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial & Commercial Bank of China Ltd., A Shares	8,094,000	5,813,297
Industrial & Commercial Bank of China Ltd., H Shares	101,937,582	53,872,617
Industrial Bank Co., Ltd., A Shares	1,870,000	5,281,401
Industrial Securities Co., Ltd., A Shares	666,500	894,680
Ingenic Semiconductor Co., Ltd., A Shares	32,100	685,054
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares *	3,491,100	1,582,173
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	729,500	606,310
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	633,100	3,888,836
Innovent Biologics, Inc. *	1,729,660	15,386,638
Inspur Electronic Information Industry Co., Ltd., A Shares	82,228	419,080
Intco Medical Technology Co., Ltd., A Shares	63,775	652,967
iQIYI, Inc., ADR *	398,022	2,483,657
JA Solar Technology Co., Ltd., A Shares	162,600	2,217,348
Jafron Biomedical Co., Ltd., A Shares	68,050	545,416
Jason Furniture Hangzhou Co., Ltd., A Shares	78,600	825,215
JCET Group Co., Ltd., A Shares	159,900	832,493
JD Health International, Inc. *	962,038	8,391,463
JD.com, Inc., A Shares *	1,653,792	72,084,317
Jiajiayue Group Co., Ltd.	199,000	452,808
Jiangling Motors Corp., Ltd.	99,900	259,743
Jiangsu Eastern Shenghong Co., Ltd., A Shares	295,200	1,096,668
Jiangsu Expressway Co., Ltd., A Shares	627,500	821,664
Jiangsu Expressway Co., Ltd., H Shares	1,389,440	1,350,969
Jiangsu Guoxin Corp., Ltd., Class A	297,900	288,704
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	110,784	1,367,764
Jiangsu Hengrui Medicine Co., Ltd., A Shares	586,660	4,615,560
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	1,002,084
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	134,700	3,681,788
Jiangsu Yangnong Chemical Co., Ltd., A Shares	33,700	700,228
Jiangsu Yoke Technology Co., Ltd.	56,800	711,063
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	448,943	270,344
Jiangsu Zhongtian Technology Co., Ltd., A Shares	319,900	932,081
Jiangxi Copper Co., Ltd., A Shares	362,200	1,294,454
Jiangxi Copper Co., Ltd., H Shares	1,287,537	2,074,368
Jiangxi Zhengbang Technology Co., Ltd., A Shares	353,000	536,404
Jinke Properties Group Co., Ltd., A Shares	492,504	318,200
Jinke Smart Services Group Co., Ltd.	216,800	869,052
Jinneng Holding Shanxi Electric Power Co., Ltd. *	624,400	303,542
Jinxin Fertility Group Ltd. *	1,915,001	2,677,516
JiuGui Liquor Co., Ltd., A Shares	31,000	1,091,758
Jiumaojiu International Holdings Ltd.	843,000	1,749,615
Jizhong Energy Resources Co., Ltd., A Shares	366,800	323,266
JL Mag Rare-Earth Co., Ltd.	54,900	419,013
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	224,300	420,682
SECURITY	NUMBER OF SHARES	VALUE ($)
Joinn Laboratories China Co., Ltd.	54,200	1,189,929
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,800	405,934
Joyoung Co., Ltd., A Shares	77,400	275,767
JOYY, Inc., ADR	69,778	3,572,634
KE Holdings, Inc., ADR *	305,159	6,106,232
Keboda Technology Co., Ltd.	34,900	476,144
Kingboard Holdings Ltd.	936,123	4,695,115
Kingboard Laminates Holdings Ltd.	1,377,907	2,442,668
KingClean Electric Co., Ltd., Class A	49,400	237,903
Kingdee International Software Group Co., Ltd. *	3,376,552	10,243,329
Kingfa Sci & Tech Co., Ltd., A Shares	242,400	515,830
Kingsoft Cloud Holdings Ltd., ADR *	121,705	2,103,062
Kingsoft Corp., Ltd.	1,133,767	4,915,606
Kuaishou Technology *	2,045,504	22,289,496
Kuang-Chi Technologies Co., Ltd., A Shares *	214,000	777,559
Kunlun Energy Co., Ltd.	4,818,097	4,536,366
Kweichow Moutai Co., Ltd., A Shares	114,700	34,728,639
KWG Group Holdings Ltd.	1,719,041	1,274,532
KWG Living Group Holdings Ltd.	1,083,449	654,585
Lakala Payment Co., Ltd.	131,600	586,301
Lao Feng Xiang Co., Ltd., A Shares	127,329	905,321
Laobaixing Pharmacy Chain JSC, A Shares	37,100	250,636
LB Group Co., Ltd., A Shares	215,000	942,691
Legend Holdings Corp., H Shares	697,743	1,100,873
Lens Technology Co., Ltd., A Shares	479,500	1,578,319
Lepu Medical Technology Beijing Co., Ltd., A Shares	110,400	383,821
Leyard Optoelectronic Co., Ltd., Class A	324,300	524,324
Li Auto, Inc., ADR *	540,916	19,170,063
Li Ning Co., Ltd.	2,970,161	33,755,943
Liaoning Cheng Da Co., Ltd., A Shares	146,400	424,265
Liuzhou Iron & Steel Co., Ltd.	279,400	226,084
Livzon Pharmaceutical Group, Inc., A Shares	109,500	619,376
Livzon Pharmaceutical Group, Inc., H Shares	128,265	419,551
Logan Group Co., Ltd.	1,333,953	1,288,463
Longfor Group Holdings Ltd.	2,417,304	11,472,803
LONGi Green Energy Technology Co., Ltd., A Shares	499,020	6,841,047
Luenmei Quantum Co., Ltd., Class A	262,600	332,324
Lufax Holding Ltd. *	725,908	4,631,293
Luolai Lifestyle Technology Co., Ltd.	199,600	423,812
Luxi Chemical Group Co., Ltd., A Shares	225,500	545,640
Luxshare Precision Industry Co., Ltd., A Shares	672,817	4,183,444
Luye Pharma Group Ltd. *	2,510,369	1,152,808
Luzhou Laojiao Co., Ltd., A Shares	135,600	4,891,879
Maanshan Iron & Steel Co., Ltd., A Shares	1,185,400	671,067
Maccura Biotechnology Co., Ltd., Class A	76,400	374,401
Mango Excellent Media Co., Ltd., A Shares	187,570	1,279,812
Maxscend Microelectronics Co., Ltd., A Shares	28,280	1,662,160
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	405,200	474,026
Meituan, B Shares *	5,095,822	155,570,674
Metallurgical Corp. of China Ltd., A Shares	1,377,700	818,819
Metallurgical Corp. of China Ltd., H Shares	4,088,847	1,038,491
Ming Yuan Cloud Group Holdings Ltd. *	785,759	2,247,661

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MINISO Group Holding Ltd., ADR	92,009	1,223,720
Montage Technology Co., Ltd., A Shares	108,000	1,394,024
Muyuan Foods Co., Ltd., A Shares	466,986	3,837,328
Nanjing Hanrui Cobalt Co., Ltd., A Shares	32,500	500,074
Nanjing Securities Co., Ltd., A Shares	369,700	551,925
NARI Technology Co., Ltd., A Shares	543,920	3,532,109
National Silicon Industry Group Co., Ltd. *	181,590	844,042
NAURA Technology Group Co., Ltd., A Shares	44,800	2,718,764
NetEase, Inc.	1,925,015	41,632,090
New China Life Insurance Co., Ltd., A Shares	174,000	1,034,420
New China Life Insurance Co., Ltd., H Shares	1,415,299	3,785,217
New Hope Liuhe Co., Ltd., A Shares *	471,300	1,062,057
New Oriental Education & Technology Group, Inc., ADR *	1,977,139	4,369,477
Nine Dragons Paper Holdings Ltd. *	2,042,679	2,295,307
Ningbo Joyson Electronic Corp., A Shares	130,600	468,385
Ningxia Baofeng Energy Group Co., Ltd., A Shares	265,500	676,152
NIO, Inc., ADR *	1,696,864	66,398,288
Oceanwide Holdings Co., Ltd. *	981,800	270,975
Offshore Oil Engineering Co., Ltd., A Shares	914,100	617,824
OneConnect Financial Technology Co., Ltd. *	163,073	417,467
Oppein Home Group, Inc., A Shares	19,340	368,309
Orient Securities Co., Ltd., A Shares	652,100	1,437,783
Orient Securities Co., Ltd., H Shares	794,915	659,723
Ovctek China, Inc., A Shares	76,280	683,031
Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A *	999,900	592,710
Perfect World Co., Ltd., A Shares	194,650	575,081
PetroChina Co., Ltd., H Shares	27,192,227	11,824,451
Pharmaron Beijing Co., Ltd., A Shares	22,400	637,943
Pharmaron Beijing Co., Ltd., H Shares	174,297	3,592,877
PICC Property & Casualty Co., Ltd., H Shares	8,849,374	7,571,378
Pinduoduo, Inc., ADR *	487,513	32,419,614
Ping An Bank Co., Ltd., A Shares	1,780,500	4,869,476
Ping An Healthcare & Technology Co., Ltd. *	493,958	1,862,833
Ping An Insurance Group Co. of China Ltd., A Shares	1,066,200	8,062,314
Ping An Insurance Group Co. of China Ltd., H Shares	7,762,204	53,816,726
Pingdingshan Tianan Coal Mining Co., Ltd.	300,000	365,071
Poly Developments and Holdings Group Co., Ltd., A Shares	1,101,500	2,392,368
Poly Property Services Co., Ltd., H Shares (b)	197,784	1,344,632
Pop Mart International Group Ltd. *(b)	596,903	4,126,949
Postal Savings Bank of China Co., Ltd., H Shares	12,209,288	8,284,810
Power Construction Corp. of China Ltd., A Shares	1,077,300	1,109,931
Qingdao Hanhe Cable Co., Ltd.	628,100	514,154
Qingdao Port International Co., Ltd.	741,200	635,794
Qingdao Rural Commercial Bank Corp.	1,004,300	601,618
Qingdao TGOOD Electric Co., Ltd., A Shares	113,900	538,702
Raytron Technology Co., Ltd., A Shares	45,400	617,973
SECURITY	NUMBER OF SHARES	VALUE ($)
Red Star Macalline Group Corp., Ltd., H Shares *	1,129,488	575,186
Remegen Co., Ltd., H Shares *	109,104	1,480,686
RiseSun Real Estate Development Co., Ltd., A Shares	801,100	520,093
RLX Technology, Inc., ADR *	967,864	3,977,921
Rongsheng Petrochemical Co., Ltd., Class A	265,800	675,249
SAIC Motor Corp., Ltd., A Shares	867,200	2,713,039
Sanan Optoelectronics Co., Ltd., A Shares	425,000	2,334,656
Sansteel Minguang Co., Ltd Fujian, Class A	342,600	350,291
Sany Heavy Industry Co., Ltd., A Shares	779,600	2,677,378
SDIC Power Holdings Co., Ltd., A Shares	814,300	1,270,578
Sealand Securities Co., Ltd., A Shares	444,500	271,851
Seazen Group Ltd. *(a)	2,736,962	1,976,577
Seazen Holdings Co., Ltd., A Shares	197,100	961,260
SF Holding Co., Ltd., A Shares	264,200	2,536,827
SG Micro Corp., A Shares	23,025	1,238,476
Shaanxi Coal Industry Co., Ltd., A Shares	727,400	1,355,138
Shaanxi International Trust Co., Ltd.	1,117,200	541,356
Shandong Buchang Pharmaceuticals Co., Ltd.	130,700	383,890
Shandong Chenming Paper Holdings Ltd., H Shares (b)	1,900,167	899,404
Shandong Gold Mining Co., Ltd., A Shares	426,404	1,277,169
Shandong Gold Mining Co., Ltd., H Shares	844,842	1,517,190
Shandong Himile Mechanical Science & Technology Co., Ltd., A Shares	93,500	403,216
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	191,360	882,251
Shandong Humon Smelting Co., Ltd.	307,200	566,529
Shandong Linglong Tyre Co., Ltd., A Shares	86,400	521,637
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,030,300	709,287
Shandong Publishing & Media Co., Ltd.	386,800	344,531
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	3,029,847	4,282,909
Shanghai 2345 Network Holding Group Co., Ltd. *	1,883,000	643,725
Shanghai AJ Group Co., Ltd.	446,100	454,715
Shanghai Bailian Group Co., Ltd., A Shares	242,500	502,733
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	65,520	599,218
Shanghai Baosight Software Co., Ltd., A Shares	134,069	1,393,703
Shanghai Construction Group Co., Ltd., A Shares	1,190,200	578,596
Shanghai Dazhong Public Utilities Group Co., Ltd.	807,400	463,408
Shanghai Electric Group Co., Ltd., A Shares	1,029,100	781,082
Shanghai Electric Group Co., Ltd., H Shares	3,405,067	974,018
Shanghai Flyco Electrical Appliance Co., Ltd.	80,900	516,722
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	175,600	1,542,078
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	738,095	3,820,255

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Friendess Electronic Technology Corp., Ltd.	10,406	678,258
Shanghai Industrial Holdings Ltd.	546,792	785,555
Shanghai International Airport Co., Ltd., A Shares *	166,800	1,128,941
Shanghai International Port Group Co., Ltd., A Shares	1,050,200	788,863
Shanghai Jahwa United Co., Ltd., A Shares	72,600	476,687
Shanghai Jinjiang International Hotels Co., Ltd.	624,565	1,242,260
Shanghai Junshi Biosciences Co., Ltd., A Shares *	65,230	623,469
Shanghai Junshi Biosciences Co., Ltd., H Shares *	169,570	1,003,823
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	515,600	844,126
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	470,930	426,663
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	244,470	573,140
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	164,900	475,809
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,216,735	2,219,382
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,658,900	3,548,341
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	61,240	1,747,835
Shanghai RAAS Blood Products Co., Ltd., A Shares	564,100	579,417
Shanghai Shimao Co., Ltd., Class A	966,000	468,090
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	285,900	566,254
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	386,700	577,911
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	278,500	471,675
Shanxi Taigang Stainless Steel Co., Ltd.	567,600	638,198
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	114,600	5,571,449
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	390,900	489,173
Shenghe Resources Holding Co., Ltd., A Shares	167,100	585,139
Shengyi Technology Co., Ltd., A Shares	235,700	872,299
Shenwan Hongyuan Group Co., Ltd., A Shares	2,212,400	1,752,059
Shenwan Hongyuan Group Co., Ltd., H Shares	2,479,124	601,031
Shenzhen Agricultural Products Group Co., Ltd.	488,300	473,992
Shenzhen Airport Co., Ltd., Class A *	831,400	923,075
Shenzhen Capchem Technology Co., Ltd., A Shares	33,900	644,312
Shenzhen Energy Group Co., Ltd., A Shares	394,200	498,866
Shenzhen Expressway Co., Ltd., H Shares	1,014,803	947,654
Shenzhen Gas Corp., Ltd.	267,700	379,499
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., H Shares	378,945	398,590
Shenzhen Infogem Technologies Co., Ltd.	189,000	436,574
Shenzhen Inovance Technology Co., Ltd., A Shares	234,600	2,413,380
Shenzhen International Holdings Ltd.	1,217,161	1,327,099
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Investment Ltd.	3,855,278	875,317
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	59,000	1,063,265
Shenzhen Kinwong Electronic Co., Ltd.	94,000	426,010
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	85,200	4,788,922
Shenzhen MTC Co., Ltd., A Shares *	776,400	599,024
Shenzhen New Industries Biomedical Engineering Co., Ltd.	41,400	315,263
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	847,600	788,205
Shenzhen SC New Energy Technology Corp., A Shares	34,900	663,318
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	347,742
Shenzhen Transsion Holdings Co., Ltd.	79,430	2,083,639
Shenzhen Yan Tian Port Holding Co., Ltd.	952,977	768,138
Shenzhou International Group Holdings Ltd.	990,866	18,683,954
Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A *	225,500	253,548
Shimao Group Holdings Ltd.	1,838,258	2,122,196
Shimao Services Holdings Ltd.	978,115	1,212,003
Shougang Fushan Resources Group Ltd.	4,316,289	1,123,940
Sichuan Chuantou Energy Co., Ltd., A Shares	572,900	1,025,980
Sichuan Hebang Biotechnology Co., Ltd. *	1,017,000	539,053
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	163,200	486,259
Sichuan Road & Bridge Co., Ltd., A Shares	572,100	1,076,582
Sichuan Swellfun Co., Ltd., A Shares	40,400	825,568
Sieyuan Electric Co., Ltd.	110,600	950,104
Sino Biopharmaceutical Ltd.	12,650,140	9,233,027
Sinolink Securities Co., Ltd., A Shares	322,100	537,435
Sinoma Science & Technology Co., Ltd., A Shares	148,700	851,133
Sinopec Engineering Group Co., Ltd., H Shares	1,725,257	840,957
Sinopec Oilfield Service Corp., Class H *	7,968,000	633,691
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	986,900	711,909
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,198,018	750,704
Sinopharm Group Co., Ltd., H Shares	1,643,885	3,572,082
Sinosoft Co., Ltd.	99,600	425,149
Sinotrans Ltd., H Shares	3,871,368	1,241,484
Sinotruk Hong Kong Ltd.	882,144	1,308,079
Skshu Paint Co., Ltd., A Shares	34,020	634,962
Smoore International Holdings Ltd.	2,309,640	13,805,964
SOHO China Ltd. *	2,169,292	484,177
Songcheng Performance Development Co., Ltd., A Shares	157,200	325,402
SooChow Securities Co., Ltd., A Shares	406,450	557,711
StarPower Semiconductor Ltd.	14,700	1,106,502
Sun Art Retail Group Ltd.	2,193,000	891,732
Sunac China Holdings Ltd.	3,854,053	6,940,988
Sunac Services Holdings Ltd.	909,383	1,448,788
Sungrow Power Supply Co., Ltd., A Shares	130,200	3,297,035
Suning.com Co., Ltd., A Shares *	864,300	521,818
Sunny Optical Technology Group Co., Ltd.	855,317	25,870,655
Sunwoda Electronic Co., Ltd., A Shares	161,900	1,344,332
Suofeiya Home Collection Co., Ltd.	156,100	413,698

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Suzhou Anjie Technology Co., Ltd., Class A	278,700	733,806
Suzhou Maxwell Technologies Co., Ltd., A Shares	10,180	1,125,462
TAL Education Group, ADR *	585,064	3,030,632
Tangshan Sanyou Chemical Industries Co., Ltd., A Shares	223,400	330,011
TBEA Co., Ltd., A Shares	357,149	1,282,003
TCL Technology Group Corp., A Shares	1,250,800	1,204,343
Tencent Holdings Ltd.	7,856,281	462,961,126
Tencent Music Entertainment Group, ADR *	760,331	5,466,780
The People's Insurance Co. Group of China Ltd., H Shares	11,008,332	3,219,533
Thunder Software Technology Co., Ltd., A Shares	46,900	1,154,398
Tianfeng Securities Co., Ltd., A Shares	1,438,700	870,866
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	287,200	2,026,706
Tianshui Huatian Technology Co., Ltd., A Shares	252,400	546,609
Tibet Cheezheng Tibetan Medicine Co., Ltd.	55,000	232,184
Tibet Summit Resources Co., Ltd.	60,500	361,566
Times China Holdings Ltd.	984,469	526,592
Toly Bread Co., Ltd.	75,700	365,866
Tongcheng-Elong Holdings Ltd. *	1,172,160	2,429,768
TongFu Microelectronics Co., Ltd., A Shares	131,200	448,317
Tonghua Dongbao Pharmaceutical Co., Ltd., A Shares	411,900	713,107
Tongkun Group Co., Ltd., A Shares	224,000	693,408
Tongling Nonferrous Metals Group Co., Ltd., A Shares	1,162,000	625,020
Tongwei Co., Ltd., A Shares	410,000	2,888,134
Topchoice Medical Corp., A Shares *	28,300	876,624
Topsports International Holdings Ltd.	2,468,253	2,868,497
Transfar Zhilian Co., Ltd.	204,200	290,760
TravelSky Technology Ltd., H Shares	1,312,971	2,172,608
Trip.com Group Ltd., ADR *	696,482	19,153,255
Tsingtao Brewery Co., Ltd., A Shares	74,000	1,146,174
Tsingtao Brewery Co., Ltd., H Shares	646,850	5,214,893
Tuya, Inc. *	66,543	387,946
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	55,600	2,013,139
Universal Scientific Industrial Shanghai Co., Ltd., Class A	186,600	450,051
Vipshop Holdings Ltd., ADR *	580,121	5,667,782
Visual China Group Co., Ltd.	107,500	306,139
Walvax Biotechnology Co., Ltd., A Shares	155,600	1,678,772
Wanhua Chemical Group Co., Ltd., A Shares	288,200	4,327,395
Weibo Corp., ADR *	72,304	2,878,422
Weichai Power Co., Ltd., A Shares	735,800	1,780,408
Weichai Power Co., Ltd., H Shares	2,566,687	4,563,233
Weifu High-Technology Group Co., Ltd., A Shares	173,100	570,589
Weihai Guangwei Composites Co., Ltd., A Shares	45,700	604,140
Wens Foodstuffs Group Co., Ltd., A Shares	180,320	451,023
Western Superconducting Technologies Co., Ltd., A Shares	45,200	688,258
Westone Information Industry, Inc., Class A	92,000	820,763
Will Semiconductor Co., Ltd ., A Shares	54,700	2,336,449
Wingtech Technology Co., Ltd., A Shares	123,700	2,380,170
SECURITY	NUMBER OF SHARES	VALUE ($)
Winner Medical Co., Ltd.	30,100	407,731
Winning Health Technology Group Co., Ltd., A Shares	329,100	811,286
Wuchan Zhongda Group Co., Ltd., A Shares	417,700	396,946
Wuhan Guide Infrared Co., Ltd., A Shares	203,840	777,724
Wuliangye Yibin Co., Ltd., A Shares	358,000	12,238,644
WuXi AppTec Co., Ltd., A Shares	99,251	2,241,255
WuXi AppTec Co., Ltd., H Shares	415,821	9,264,943
Wuxi Biologics Cayman, Inc. *	4,301,541	58,598,312
Wuxi Lead Intelligent Equipment Co., Ltd., A Shares	84,780	1,053,892
Wuxi Shangji Automation Co., Ltd.	24,800	862,790
XCMG Construction Machinery Co., Ltd., A Shares	788,200	732,968
Xiamen C & D, Inc., A Shares	530,000	670,723
Xiamen Intretech, Inc.	66,400	347,991
Xiamen Tungsten Co., Ltd., A Shares	115,100	472,360
Xiaomi Corp., B Shares *	17,380,411	42,983,680
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	721,512	545,124
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	505,500	1,450,661
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	712,094	1,571,094
Xinjiang Zhongtai Chemical Co., Ltd., A Shares	241,900	370,237
Xinyi Solar Holdings Ltd.	5,529,269	10,142,389
XPeng, Inc., ADR *	639,445	35,169,475
Yadea Group Holdings Ltd.	1,326,480	2,378,726
Yang Quan Coal Industry Group Co., Ltd., Class A	262,600	440,628
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	153,500	787,618
Yangzijiang Shipbuilding Holdings Ltd.	2,782,594	2,638,203
Yanlord Land Group Ltd.	855,935	680,428
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	130,083	628,909
Yantai Eddie Precision Machinery Co., Ltd., A Shares	86,520	430,507
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	101,900	623,687
Yanzhou Coal Mining Co., Ltd., H Shares (b)	2,792,067	4,383,730
Yatsen Holding Ltd., ADR *	90,373	235,874
Yealink Network Technology Corp., Ltd., A Shares	74,950	910,070
Yifan Pharmaceutical Co., Ltd., A Shares	124,700	329,504
Yifeng Pharmacy Chain Co., Ltd., A Shares	67,860	480,469
Yihai International Holding Ltd. *(b)	622,050	3,335,325
Yihai Kerry Arawana Holdings Co., Ltd., A Shares	122,900	1,185,665
Yintai Gold Co., Ltd., A Shares	275,600	388,537
Yonghui Superstores Co., Ltd., A Shares	1,325,700	806,623
Yonyou Network Technology Co., Ltd., A Shares	370,040	1,888,252
Youngor Group Co., Ltd., A Shares	440,700	451,975
Youzu Interactive Co., Ltd. *	113,400	272,792
Yuan Longping High-tech Agriculture Co., Ltd., A Shares *	148,200	558,697
Yuexiu Property Co., Ltd.	1,634,817	1,526,641
Yunnan Aluminium Co., Ltd., A Shares *	271,100	454,466
Yunnan Baiyao Group Co., Ltd., A Shares	103,600	1,435,033
Yunnan Energy New Material Co., Ltd., A Shares	72,200	2,878,104
Yunnan Tin Co., Ltd., A Shares *	179,200	520,724

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zai Lab Ltd., ADR *	76,540	5,300,395
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	53,800	3,771,235
Zhaojin Mining Industry Co., Ltd., H Shares (b)	1,352,631	1,412,343
Zhefu Holding Group Co., Ltd., A Shares	505,200	529,217
Zhejiang Century Huatong Group Co., Ltd., A Shares *	719,400	826,929
Zhejiang Chint Electrics Co., Ltd., A Shares	110,200	895,169
Zhejiang Dahua Technology Co., Ltd., A Shares	308,000	1,185,758
Zhejiang Expressway Co., Ltd., H Shares	1,810,029	1,706,512
Zhejiang Hisoar Pharmaceutical Co., Ltd.	260,300	317,984
Zhejiang Huace Film & Television Co., Ltd.	586,700	523,507
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	473,303
Zhejiang Huayou Cobalt Co., Ltd., A Shares	111,500	2,262,575
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., A Shares	110,900	1,249,198
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	91,800	862,886
Zhejiang Juhua Co., Ltd., A Shares	244,400	505,905
Zhejiang Longsheng Group Co., Ltd., A Shares	573,700	1,125,475
Zhejiang NHU Co., Ltd., A Shares	273,040	1,242,988
Zhejiang Runtu Co., Ltd.	499,200	706,114
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	354,120	1,290,011
Zhejiang Satellite Petrochemical Co., Ltd., A Shares	164,360	1,018,092
Zhejiang Semir Garment Co., Ltd.	199,400	226,077
Zhejiang Supor Co., Ltd., A Shares *	46,200	445,855
Zhejiang Wanliyang Co., Ltd.	368,300	886,551
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	155,300	451,518
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., A Shares	54,100	475,603
Zhejiang Yasha Decoration Co., Ltd.	250,300	292,030
Zhejiang Yongtai Technology Co., Ltd. *	87,300	859,057
Zhengzhou Coal Mining Machinery Group Co., Ltd., A Shares	162,400	322,668
Zhengzhou Yutong Bus Co., Ltd., A Shares	240,400	416,195
Zhihu, Inc. *	79,340	579,975
ZhongAn Online P&C Insurance Co., Ltd., H Shares *	480,357	1,639,013
Zhongji Innolight Co., Ltd., A Shares	65,400	391,158
Zhongshan Broad Ocean Motor Co., Ltd.	263,100	339,971
Zhongshan Public Utilities Group Co., Ltd.	365,800	478,987
Zhongsheng Group Holdings Ltd.	852,398	7,014,159
Zhongtai Securities Co., Ltd., A Shares	240,800	392,721
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	672,958	4,436,981
Zhuzhou Kibing Group Co., Ltd., A Shares	203,000	508,706
Zijin Mining Group Co., Ltd., A Shares	2,226,000	3,543,113
Zijin Mining Group Co., Ltd., H Shares	7,144,451	9,494,348
Zoomlion Heavy Industry Science and Technology Co. Ltd, A Shares	566,200	619,754
Zoomlion Heavy Industry Science and Technology Co. Ltd, H Shares	2,028,148	1,332,006
ZTE Corp., A Shares	446,800	2,149,623
SECURITY	NUMBER OF SHARES	VALUE ($)
ZTE Corp., H Shares	917,746	2,489,828
ZTO Express Cayman, Inc., ADR	163,616	5,171,902
		3,367,160,058

Colombia 0.2%
Bancolombia S.A.	367,962	2,972,011
Bancolombia S.A., ADR	145,937	4,649,553
Cementos Argos S.A.	670,922	1,006,124
Ecopetrol S.A., ADR	318,777	4,096,284
Grupo Argos S.A.	367,317	1,154,826
Grupo de Inversiones Suramericana S.A.	443,613	2,783,858
Interconexion Electrica S.A. ESP	581,150	3,233,686
		19,896,342

Czech Republic 0.2%
CEZ A/S	215,865	7,020,404
Komercni Banka A/S	99,723	3,796,984
Moneta Money Bank A/S *	441,063	1,873,546
O2 Czech Republic A/S	65,069	754,341
		13,445,275

Egypt 0.1%
Commercial International Bank Egypt SAE GDR *	2,544,953	7,876,630

Greece 0.3%
Alpha Services and Holdings S.A. *	2,745,062	3,207,256
Eurobank Ergasias Services & Holdings S.A., A Shares *	3,327,889	3,292,622
FF Group *(a)	50,437	0
Hellenic Telecommunications Organization S.A.	308,710	5,300,868
JUMBO S.A.	150,124	2,093,657
Motor Oil Hellas Corinth Refineries S.A.	98,874	1,491,321
Mytilineos S.A.	129,277	2,112,866
National Bank of Greece S.A. *	730,410	2,168,008
OPAP S.A.	275,506	3,805,045
Piraeus Financial Holdings S.A. *	811,151	1,165,028
Public Power Corp. S.A. *	244,833	2,593,246
Terna Energy S.A.	70,210	1,066,883
		28,296,800

Hong Kong 0.0%
China Huishan Dairy Holdings Co., Ltd. *(a)	3,872,695	0

Hungary 0.3%
Magyar Telekom Telecommunications plc	505,320	643,864
MOL Hungarian Oil & Gas plc	506,616	3,771,621
OTP Bank Nyrt *	302,729	16,595,187
Richter Gedeon Nyrt	188,839	4,975,193
		25,985,865

India 15.0%
3M India Ltd. *	3,798	1,265,170
Aarti Industries Ltd.	258,384	3,222,558
ABB India Ltd.	69,649	1,910,858
ACC Ltd.	109,018	3,316,706
Adani Enterprises Ltd.	341,989	7,566,966
Adani Green Energy Ltd. *	513,640	8,853,588

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Adani Ports & Special Economic Zone Ltd.	1,006,349	9,157,270
Adani Power Ltd. *	1,216,960	1,608,795
Adani Total Gas Ltd.	365,115	7,772,586
Adani Transmission Ltd. *	326,093	7,808,181
Aditya Birla Capital Ltd. *	595,578	864,609
Alkem Laboratories Ltd.	34,533	1,651,211
Ambuja Cements Ltd.	915,963	4,565,646
Apollo Hospitals Enterprise Ltd.	129,632	9,810,910
Ashok Leyland Ltd.	1,859,236	2,961,319
Asian Paints Ltd.	589,865	24,674,217
Astral Ltd.	116,757	3,414,349
AU Small Finance Bank Ltd. *	206,209	3,007,560
Aurobindo Pharma Ltd.	351,576	3,088,760
Avenue Supermarts Ltd. *	194,942	12,219,850
Axis Bank Ltd. *	2,961,984	25,841,121
Bajaj Auto Ltd.	91,933	3,963,814
Bajaj Finance Ltd.	306,644	28,550,810
Bajaj Finserv Ltd.	49,568	11,369,162
Bajaj Holdings & Investment Ltd.	35,422	2,374,491
Balkrishna Industries Ltd.	105,189	3,043,941
Bandhan Bank Ltd.	1,022,958	3,708,525
Bank of Baroda *	1,341,721	1,530,921
Bank of India *	571,728	413,091
Bata India Ltd.	73,931	1,847,672
Bayer CropScience Ltd.	18,072	1,107,141
Berger Paints India Ltd.	315,108	3,152,023
Bharat Electronics Ltd.	1,462,261	3,964,415
Bharat Forge Ltd.	331,477	3,059,499
Bharat Heavy Electricals Ltd. *	1,648,565	1,292,046
Bharat Petroleum Corp., Ltd.	1,326,210	6,529,360
Bharti Airtel Ltd. *	2,991,922	28,992,611
Bharti Infratel Ltd.	1,642,545	6,216,984
Biocon Ltd. *	586,380	2,812,034
Bosch Ltd.	11,527	2,479,948
Britannia Industries Ltd.	155,513	7,336,700
Cadila Healthcare Ltd.	328,639	2,034,520
Canara Bank *	475,178	1,259,196
Castrol India Ltd.	683,509	1,175,524
Cholamandalam Investment & Finance Co., Ltd.	521,610	3,820,848
Cipla Ltd.	665,323	8,598,892
Coal India Ltd.	2,528,962	5,114,963
Colgate-Palmolive (India) Ltd.	173,612	3,313,534
Container Corp. Of India Ltd.	369,539	3,048,657
Coromandel International Ltd.	149,758	1,475,012
Cummins India Ltd.	182,535	2,133,755
Dabur India Ltd.	701,078	5,550,133
Dalmia Bharat Ltd.	110,957	2,765,934
Divi's Laboratories Ltd.	163,137	10,590,636
DLF Ltd.	774,947	3,864,810
Dr. Reddy's Laboratories Ltd.	157,561	9,803,155
Eicher Motors Ltd.	176,857	5,578,400
Emami Ltd.	271,830	1,906,364
Embassy Office Parks REIT	691,104	3,312,407
Exide Industries Ltd.	594,925	1,288,763
Federal Bank Ltd.	2,026,055	2,340,063
GAIL India Ltd.	2,294,264	3,962,549
Gillette India Ltd.	10,131	731,881
GlaxoSmithKline Pharmaceuticals Ltd.	56,972	1,272,787
Glenmark Pharmaceuticals Ltd.	203,407	1,417,712
GMR Infrastructure Ltd. *	3,083,103	1,542,526
Godrej Consumer Products Ltd. *	486,764	5,978,934
Godrej Industries Ltd. *	119,239	903,267
Godrej Properties Ltd. *	115,295	3,063,232
Grasim Industries Ltd.	501,455	11,092,696
Gujarat Gas Ltd.	267,706	2,386,476
Havells India Ltd.	313,091	5,667,321
HCL Technologies Ltd.	1,429,441	21,657,736
SECURITY	NUMBER OF SHARES	VALUE ($)
HDFC Asset Management Co., Ltd.	95,133	3,178,969
HDFC Life Insurance Co., Ltd.	1,210,673	10,967,382
Hero MotoCorp Ltd.	170,158	5,545,630
Hindalco Industries Ltd.	1,843,004	10,122,084
Hindustan Aeronautics Ltd.	43,822	744,570
Hindustan Petroleum Corp., Ltd.	927,785	3,643,117
Hindustan Unilever Ltd.	1,159,835	35,766,949
Hindustan Zinc Ltd. *	314,275	1,392,759
Honeywell Automation India Ltd.	3,093	1,600,756
Housing Development Finance Corp., Ltd.	2,281,678	81,157,027
ICICI Bank Ltd.	2,039,469	19,385,845
ICICI Lombard General Insurance Co., Ltd.	260,100	4,974,615
ICICI Prudential Life Insurance Co., Ltd.	482,440	3,807,073
IDFC First Bank Ltd. *	4,046,575	2,401,480
Indiabulls Housing Finance Ltd.	476,295	1,451,336
Indian Oil Corp., Ltd.	3,629,766	5,745,127
Indian Railway Catering & Tourism Corp., Ltd.	357,245	3,779,826
Indian Railway Finance Corp., Ltd.	2,553,510	789,982
Indraprastha Gas Ltd.	465,277	2,998,043
Info Edge India Ltd.	100,416	7,756,494
Infosys Ltd.	4,720,231	107,569,324
InterGlobe Aviation Ltd. *	123,176	3,122,404
Ipca Laboratories Ltd.	88,215	2,465,243
ITC Ltd.	3,845,625	11,316,456
Jindal Steel & Power Ltd. *	506,885	2,317,160
JSW Energy Ltd.	507,044	1,938,375
JSW Steel Ltd.	1,304,866	10,563,594
Jubilant Foodworks Ltd.	96,782	4,701,787
Kansai Nerolac Paints Ltd.	178,010	1,412,308
L&T Finance Holdings Ltd. *	1,096,992	1,098,415
L&T Technology Services Ltd.	33,128	2,327,214
Larsen & Toubro Infotech Ltd.	59,096	5,354,792
Larsen & Toubro Ltd.	892,829	20,965,636
Laurus Labs Ltd.	474,538	3,211,786
LIC Housing Finance Ltd.	400,023	1,980,620
Lupin Ltd.	308,095	3,625,684
Mahindra & Mahindra Financial Services Ltd.	815,515	1,684,148
Mahindra & Mahindra Ltd.	1,200,123	13,342,241
Mangalore Refinery & Petrochemicals Ltd. *	288,603	170,506
Marico Ltd.	689,116	4,936,437
Maruti Suzuki India Ltd.	172,393	16,212,890
Max Financial Services Ltd. *	321,610	4,023,736
Mindtree Ltd.	56,426	3,249,962
Motherson Sumi Systems Ltd.	1,616,986	4,515,146
Mphasis Ltd.	117,489	4,526,107
MRF Ltd.	3,681	3,655,447
Muthoot Finance Ltd.	132,157	2,507,998
Nestle India Ltd.	46,906	11,953,954
NHPC Ltd.	2,953,688	1,222,311
Nippon Life India Asset Management Ltd.	202,412	986,574
NMDC Ltd.	1,025,365	1,812,578
NTPC Ltd.	5,788,134	9,800,606
Oberoi Realty Ltd. *	162,421	1,799,755
Oil & Natural Gas Corp., Ltd.	3,952,383	7,473,253
Oil India Ltd.	482,109	1,357,751
Oracle Financial Services Software Ltd.	33,137	1,867,427
Page Industries Ltd.	7,334	3,746,500
Petronet LNG Ltd.	1,017,718	2,977,217
PI Industries Ltd.	94,904	3,623,659
Pidilite Industries Ltd.	196,404	5,764,782
Piramal Enterprises Ltd.	165,759	5,333,998
Polycab India Ltd.	30,403	932,874

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Power Finance Corp., Ltd.	1,493,540	2,311,283
Power Grid Corp. of India Ltd.	4,133,679	11,372,052
Punjab National Bank *	1,491,787	740,410
Rajesh Exports Ltd.	160,049	1,630,039
RBL Bank Ltd. *	576,284	1,400,596
REC Ltd.	1,181,042	2,114,490
Reliance Industries Ltd.	4,141,009	132,540,941
Reliance Industries Ltd., Interim Shares *(a)	176,316	5,643,332
SBI Cards & Payment Services Ltd. *	330,550	4,180,670
SBI Life Insurance Co., Ltd.	543,166	8,387,895
Shree Cement Ltd.	17,856	6,201,813
Shriram Transport Finance Co., Ltd.	262,755	4,918,232
Siemens Ltd. *	106,889	3,060,636
SRF Ltd.	186,085	4,966,682
State Bank of India	2,339,122	14,334,621
Steel Authority of India Ltd.	1,376,115	1,832,012
Sun Pharmaceutical Industries Ltd.	1,413,287	14,171,892
Sun TV Network Ltd.	136,627	947,085
Sundaram Finance Ltd.	90,009	2,709,163
Tata Communications Ltd.	140,956	2,436,873
Tata Consultancy Services Ltd.	1,352,007	63,490,044
Tata Consumer Products Ltd.	786,872	8,152,204
Tata Motors Ltd. *	2,472,065	15,085,180
Tata Motors Ltd., A Shares, DVR *	403,909	1,380,984
Tata Steel Ltd.	1,046,423	14,915,383
Tech Mahindra Ltd.	790,948	16,223,104
The Tata Power Co., Ltd.	2,657,170	7,665,406
Titan Co., Ltd.	532,311	16,825,851
Torrent Pharmaceuticals Ltd.	65,291	2,642,873
Torrent Power Ltd.	280,551	2,057,679
Trent Ltd.	226,902	3,062,698
TVS Motor Co., Ltd.	264,380	2,415,048
UltraTech Cement Ltd.	148,904	14,728,919
Union Bank of India *	724,734	414,671
United Breweries Ltd.	87,624	1,753,996
United Spirits Ltd. *	384,234	4,514,280
UPL Ltd.	717,987	6,512,781
Varun Beverages Ltd.	182,174	2,160,926
Vedanta Ltd.	1,607,053	7,245,932
Vodafone Idea Ltd. *	10,705,348	1,574,054
Voltas Ltd.	303,907	4,856,689
Whirlpool of India Ltd.	36,173	982,775
Wipro Ltd.	1,648,634	13,979,469
Yes Bank Ltd. *(a)	1,687,665	254,484
Zee Entertainment Enterprises Ltd.	1,081,128	4,665,311
		1,361,099,278

Indonesia 1.6%
Bank Danamon Indonesia Tbk PT	1,525,100	256,624
Bank Syariah Indonesia Tbk PT *	4,012,100	547,646
Mayora Indah Tbk PT	4,913,588	751,318
PT Adaro Energy Tbk	16,093,622	1,910,222
PT Astra International Tbk	26,131,776	10,536,639
PT Bank Central Asia Tbk	63,024,240	32,012,662
PT Bank Mandiri (Persero) Tbk	24,458,178	11,953,726
PT Bank Negara Indonesia (Persero) Tbk	9,877,245	4,689,493
PT Bank Rakyat Indonesia (Persero) Tbk	84,952,197	24,259,346
PT Barito Pacific Tbk	33,398,337	2,145,329
PT Bukit Asam Tbk	5,165,742	937,750
PT Bumi Serpong Damai Tbk *	11,296,993	855,803
PT Charoen Pokphand Indonesia Tbk	9,541,574	4,047,133
PT Gudang Garam Tbk	631,280	1,383,990
PT Hanjaya Mandala Sampoerna Tbk	11,519,982	800,306
PT Indah Kiat Pulp & Paper Corp. Tbk	3,365,735	1,774,222
PT Indocement Tunggal Prakarsa Tbk	1,619,197	1,195,532
PT Indofood CBP Sukses Makmur Tbk	2,840,814	1,676,026
PT Indofood Sukses Makmur Tbk	5,752,418	2,530,301
SECURITY	NUMBER OF SHARES	VALUE ($)
PT Jasa Marga Persero Tbk *	2,562,962	728,312
PT Kalbe Farma Tbk	25,651,225	2,865,558
PT Media Nusantara Citra Tbk	7,349,425	492,613
PT Perusahaan Gas Negara Tbk *	12,206,187	1,278,358
PT Sarana Menara Nusantara Tbk	33,979,526	2,752,051
PT Semen Indonesia (Persero) Tbk	3,851,240	2,151,155
PT Surya Citra Media Tbk *	40,555,780	968,412
PT Telkom Indonesia (Persero) Tbk	60,113,063	16,746,456
PT Tower Bersama Infrastructure Tbk	13,222,117	2,787,977
PT Unilever Indonesia Tbk	8,211,547	2,568,527
PT United Tractors Tbk	1,975,023	2,944,091
PT Vale Indonesia Tbk	2,921,271	976,986
PT XL Axiata Tbk	5,043,488	1,081,062
Smartfren Telecom Tbk PT *	133,054,570	817,511
		143,423,137

Kuwait 0.8%
Agility Public Warehousing Co. KSC	1,560,863	4,757,407
Ahli United Bank BSC	8,396,030	7,327,444
Boubyan Bank KSCP *	1,311,191	3,285,563
Boubyan Petrochemicals Co. KSCP	517,460	1,411,255
Burgan Bank SAK	1,156,330	825,677
Gulf Bank KSCP	2,238,068	1,805,252
Humansoft Holding Co. KSC	125,391	1,326,450
Kuwait Finance House KSCP	5,766,233	15,097,046
Mabanee Co. KPSC	798,382	2,058,638
Mobile Telecommunications Co. KSCP	2,857,018	5,374,027
National Bank of Kuwait SAKP	8,976,274	29,198,855
		72,467,614

Malaysia 1.8%
AirAsia Group Berhad *	2,363,800	496,726
Alliance Bank Malaysia Berhad	1,408,880	963,451
AMMB Holdings Berhad *	2,518,872	1,889,976
Axiata Group Berhad	5,813,777	5,383,766
British American Tobacco Malaysia Berhad	229,000	753,637
CIMB Group Holdings Berhad	9,108,794	11,203,503
Dialog Group Berhad	5,943,000	3,612,509
DiGi.com Berhad	4,717,200	4,670,717
Fraser & Neave Holdings Berhad *	172,800	1,050,381
Gamuda Berhad *	2,971,937	2,067,619
Genting Berhad	3,076,800	3,214,513
Genting Malaysia Berhad *	3,687,620	2,425,432
HAP Seng Consolidated Berhad	803,734	1,450,405
Hartalega Holdings Berhad	1,962,300	3,023,941
Hong Leong Bank Berhad	832,407	3,573,529
Hong Leong Financial Group Berhad	305,600	1,248,087
IHH Healthcare Berhad	3,941,000	6,157,374
IJM Corp. Berhad	4,133,336	1,727,335
IOI Corp. Berhad	4,286,592	3,745,615
Kuala Lumpur Kepong Berhad	618,928	3,092,068
Malayan Banking Berhad	8,134,679	15,413,686
Malaysia Airports Holdings Berhad *	1,115,800	1,518,113
Maxis Berhad	3,591,124	3,990,612
MISC Berhad	2,397,300	3,785,360
MR DIY Group M Bhd	1,307,200	1,095,670
Nestle Malaysia Berhad	85,371	2,708,196
Petronas Chemicals Group Berhad	3,826,300	7,722,557
Petronas Dagangan Berhad	470,100	2,221,296
Petronas Gas Berhad	740,036	2,955,575
PPB Group Berhad	873,577	3,696,342
Press Metal Aluminium Holdings Berhad	4,922,064	6,252,652
Public Bank Berhad	20,395,770	19,080,929
QL Resources Berhad	1,407,250	1,520,358
RHB Bank Berhad	2,147,512	2,692,357
Sime Darby Berhad	4,703,300	2,445,738

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sime Darby Plantation Berhad	4,811,208	4,204,024
Sime Darby Property Berhad	4,630,500	698,176
Supermax Corp. Bhd	2,143,700	956,941
Telekom Malaysia Berhad	1,445,400	1,908,209
Tenaga Nasional Berhad	5,119,874	11,232,966
Top Glove Corp. Berhad	6,990,700	4,863,529
Westports Holdings Berhad	1,705,100	1,639,714
YTL Corp. Berhad	5,905,936	827,378
		165,180,962

Mexico 2.2%
Alfa S.A.B. de C.V., A Shares	3,574,199	2,549,732
Alpek S.A.B. de C.V.	480,279	496,158
America Movil S.A.B. de C.V., Series L	38,859,064	34,013,774
Arca Continental S.A.B. de C.V.	592,211	3,603,780
Banco del Bajio S.A.	936,300	1,569,831
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	696,883	857,423
Becle S.A.B. de C.V.	764,705	1,747,582
Cemex S.A.B. de C.V., Series CPO *	19,275,472	11,929,723
Coca-Cola Femsa S.A.B. de C.V.	710,206	3,480,388
Concentradora Fibra Danhos S.A. de C.V.	332,589	335,383
Controladora Vuela Cia de Aviacion S.A.B. de C.V. *	1,282,700	1,913,649
El Puerto de Liverpool S.A.B. de C.V., Series C1	263,323	1,008,714
Fibra Uno Administracion S.A. de C.V.	3,968,553	3,638,079
Fomento Economico Mexicano S.A.B. de C.V.	2,393,415	16,979,274
GCC S.A.B. de C.V.	205,100	1,426,953
Gruma S.A.B. de C.V., B Shares	273,653	3,309,763
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. *	371,015	2,101,834
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares *	455,081	5,245,307
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	262,302	4,794,904
Grupo Bimbo S.A.B. de C.V., Series A	2,910,668	7,614,777
Grupo Carso S.A.B. de C.V., Series A1	579,823	1,682,848
Grupo Elektra S.A.B. de C.V.	77,303	5,028,229
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,808,199	22,706,184
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,760,219	2,657,527
Grupo Mexico S.A.B. de C.V., Series B	4,123,016	17,213,848
Grupo Televisa S.A.B., Series CPO	3,132,914	5,774,668
Industrias Bachoco S.A.B. de C.V., Series B	239,526	793,274
Industrias Penoles S.A.B. de C.V.	162,766	1,991,184
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,111,455	1,741,441
Megacable Holdings S.A.B. de C.V., Series CPO	394,353	1,090,781
Orbia Advance Corp. S.A.B. de C.V. *	1,330,501	3,091,985
Promotora y Operadora de Infraestructura S.A.B. de C.V.	272,036	1,866,572
Qualitas Controladora S.A.B. de C.V.	226,689	987,687
Telesites S.A.B. de C.V.	1,544,430	1,364,075
Wal-Mart de Mexico S.A.B. de C.V.	6,727,183	21,092,980
		197,700,311

Philippines 0.9%
Aboitiz Power Corp. (a)	1,915,271	1,138,481
Alliance Global Group, Inc. (a)	4,903,251	1,098,079
SECURITY	NUMBER OF SHARES	VALUE ($)
Ayala Corp. (a)	422,550	7,011,051
Ayala Land, Inc. (a)	10,454,236	7,137,506
Bank of the Philippine Islands (a)	2,323,521	4,189,594
BDO Unibank, Inc. (a)	2,547,905	6,249,553
Bloomberry Resorts Corp. *(a)	4,588,828	709,476
DMCI Holdings, Inc. (a)	5,443,072	877,630
Globe Telecom, Inc. (a)	37,093	2,416,180
GT Capital Holdings, Inc. (a)	150,045	1,697,443
International Container Terminal Services, Inc. (a)	1,413,996	5,553,832
JG Summit Holdings, Inc. (a)	3,924,899	4,405,141
Jollibee Foods Corp. (a)	534,148	2,481,324
Manila Electric Co. (a)	340,951	1,941,371
Megaworld Corp. (a)	14,799,146	917,328
Metro Pacific Investments Corp. (a)	19,112,716	1,532,608
Metropolitan Bank & Trust Co. (a)	2,774,031	2,738,500
PLDT, Inc. (a)	117,926	3,921,236
Puregold Price Club, Inc. (a)	1,422,870	1,159,250
San Miguel Corp. (a)	469,047	1,056,601
San Miguel Food and Beverage, Inc. (a)	909,961	1,363,542
Semirara Mining & Power Corp. (a)	1,906,187	864,471
SM Investments Corp. (a)	632,370	12,249,517
SM Prime Holdings, Inc. (a)	11,992,427	8,901,791
Universal Robina Corp. (a)	1,139,484	3,007,867
		84,619,372

Qatar 0.9%
Barwa Real Estate Co.	2,560,292	2,173,541
Doha Bank QPSC	2,090,071	1,750,815
Ezdan Holding Group QSC *	1,876,080	757,439
Industries Qatar QSC	2,068,751	8,250,004
Masraf Al Rayan QSC	4,851,772	6,462,811
Mesaieed Petrochemical Holding Co.	5,718,360	3,266,737
Ooredoo QPSC	1,068,101	1,994,805
Qatar Aluminum Manufacturing Co.	3,689,404	1,834,062
Qatar Electricity & Water Co. QSC	596,645	2,703,829
Qatar Fuel QSC	670,041	3,349,285
Qatar Gas Transport Co., Ltd.	3,783,211	3,428,892
Qatar Insurance Co. SAQ *	2,122,867	1,457,613
Qatar International Islamic Bank QSC	1,026,977	2,625,970
Qatar Islamic Bank SAQ	1,514,105	7,152,597
Qatar National Bank QPSC	5,808,617	30,933,558
The Commercial Bank PSQC	2,610,831	4,696,771
United Development Co. QSC	2,379,894	996,797
Vodafone Qatar QSC	2,392,005	1,053,770
		84,889,296

Russia 3.4%
Aeroflot PJSC *	1,916,839	1,554,474
Alrosa PJSC	3,230,241	5,584,862
Credit Bank of Moscow PJSC *	17,784,000	1,600,724
Federal Grid Co. Unified Energy System PJSC	362,726,257	816,827
Gazprom PJSC	13,813,023	62,790,815
Inter RAO UES PJSC	49,404,485	2,842,802
LUKOIL PJSC	508,530	45,061,373
Magnit PJSC	92,290	7,211,353
Magnitogorsk Iron & Steel Works PJSC	2,738,927	2,199,243
MMC Norilsk Nickel PJSC	66,058	19,277,102
Mobile TeleSystems PJSC	1,141,909	4,480,513
Moscow Exchange MICEX-RTS PJSC	1,964,748	4,007,617
Novatek PJSC	1,403,273	30,732,634
Novolipetsk Steel PJSC	1,586,143	4,612,916
PhosAgro PJSC	45,379	3,461,021
Polyus PJSC	36,260	7,068,583
Raspadskaya OJSC	92,410	487,387
Rosneft Oil Co. PJSC	1,523,879	11,647,091

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rostelecom PJSC	1,431,074	1,630,373
RusHydro PJSC	145,956,804	1,439,332
Sberbank of Russia PJSC	13,437,090	57,551,979
Severstal PAO	261,974	5,552,854
Sistema PJSFC	3,698,402	1,255,337
Sovcomflot PJSC	836,235	902,102
Surgutneftegas PJSC	9,361,278	4,649,097
Tatneft PJSC	2,004,488	12,851,899
United Co. RUSAL International PJSC *	3,304,981	3,072,541
VTB Bank PJSC	3,022,177	3,699,145
		308,041,996

Saudi Arabia 3.7%
Abdullah Al Othaim Markets Co.	55,326	1,577,962
Advanced Petrochemical Co.	136,764	2,497,157
Al Rajhi Bank	1,598,594	56,331,732
Alinma Bank	1,288,981	7,826,790
Almarai Co. JSC	327,708	4,179,771
Arab National Bank	736,394	4,294,781
Arabian Centers Co., Ltd.	206,509	1,127,333
Arabian Internet & Communications Services Co. *	32,000	1,603,582
Bank AlBilad *	482,192	5,513,924
Bank Al-Jazira	553,174	2,677,695
Banque Saudi Fransi	775,347	8,308,175
BinDawood Holding Co.	38,873	1,000,941
Bupa Arabia for Cooperative Insurance Co.	75,786	2,727,132
Dallah Healthcare Co.	44,707	892,567
Dar Al Arkan Real Estate Development Co. *	663,219	1,617,564
Dr Sulaiman Al Habib Medical Services Group Co.	122,200	5,348,449
Emaar Economic City *	513,199	1,515,685
Etihad Etisalat Co.	489,686	4,098,555
Fawaz Abdulaziz Al Hokair & Co. *	97,654	432,618
International Co. For Water & Power Projects *	95,644	1,807,538
Jarir Marketing Co.	73,695	3,641,927
Mobile Telecommunications Co. *	596,069	1,947,917
Mouwasat Medical Services Co.	55,708	2,536,232
National Industrialization Co. *	418,112	2,240,125
National Petrochemical Co.	161,751	1,724,608
Rabigh Refining & Petrochemical Co. *	287,447	1,685,637
Riyad Bank	1,597,636	11,923,928
SABIC Agri-Nutrients Co.	247,970	11,408,365
Sahara International Petrochemical Co.	472,004	4,837,550
Saudi Airlines Catering Co. *	56,617	1,220,897
Saudi Arabian Mining Co. *	529,154	10,084,900
Saudi Arabian Oil Co.	3,320,063	30,664,299
Saudi Basic Industries Corp.	877,779	25,316,049
Saudi Cement Co.	99,457	1,473,987
Saudi Electricity Co.	1,027,997	6,466,769
Saudi Ground Services Co. *	124,295	1,023,754
Saudi Industrial Investment Group	292,291	2,356,808
Saudi Kayan Petrochemical Co. *	975,808	4,338,543
Saudi Pharmaceutical Industries & Medical Appliances Corp.	80,798	805,482
Saudi Research & Media Group *	40,918	1,740,727
Saudi Telecom Co.	623,820	18,457,197
Saudia Dairy & Foodstuff Co.	20,789	904,351
Seera Group Holding *	182,578	890,601
Southern Province Cement Co.	92,187	1,621,799
The Co. for Cooperative Insurance	82,992	1,714,437
The Qassim Cement Co.	62,526	1,218,320
The Saudi British Bank	1,183,520	9,464,122
The Saudi National Bank	2,879,430	46,358,240
SECURITY	NUMBER OF SHARES	VALUE ($)
The Savola Group	355,027	2,952,565
United Electronics Co.	40,388	1,356,458
Yamama Cement Co. *	128,787	870,229
Yanbu Cement Co.	98,721	910,477
Yanbu National Petrochemical Co.	289,891	4,922,182
		334,459,433

South Africa 3.8%
Absa Group Ltd.	926,477	7,747,744
African Rainbow Minerals Ltd.	138,376	1,779,037
Anglo American Platinum Ltd.	77,694	8,247,455
AngloGold Ashanti Ltd.	549,070	11,824,858
Aspen Pharmacare Holdings Ltd.	496,134	7,377,105
AVI Ltd.	430,089	2,162,557
Barloworld Ltd.	260,277	2,455,972
Bid Corp., Ltd.	433,114	8,243,458
Capitec Bank Holdings Ltd.	109,486	12,456,072
Clicks Group Ltd.	316,059	5,591,870
Coronation Fund Managers Ltd.	305,607	1,041,720
Dis-Chem Pharmacies Ltd.	355,026	768,821
Discovery Ltd. *	523,278	4,352,445
Distell Group Holdings Ltd. *	107,141	1,076,241
Exxaro Resources Ltd.	324,400	3,073,386
FirstRand Ltd.	6,381,044	22,232,853
Fortress REIT Ltd., Class A	1,702,860	1,336,889
Gold Fields Ltd.	1,135,306	13,341,329
Growthpoint Properties Ltd.	4,406,496	3,671,221
Harmony Gold Mining Co., Ltd.	748,854	3,196,606
Impala Platinum Holdings Ltd.	1,068,508	13,493,258
Investec Ltd.	365,393	1,841,359
Kumba Iron Ore Ltd.	71,137	2,013,301
Liberty Holdings Ltd. *	142,669	782,181
Life Healthcare Group Holdings Ltd. *	1,821,419	2,659,877
Momentum Metropolitan Holdings	1,261,911	1,419,121
Mr Price Group Ltd.	339,075	4,210,995
MTN Group Ltd. *	2,362,680	23,826,224
MultiChoice Group	565,587	4,341,859
Naspers Ltd., N Shares, N Shares	277,385	42,554,265
Nedbank Group Ltd.	538,125	5,547,234
NEPI Rockcastle plc	650,745	4,006,303
Netcare Ltd. *	1,813,347	1,627,330
Northam Platinum Holdings Ltd. *	453,030	6,281,564
Old Mutual Ltd.	5,901,038	4,474,459
Pepkor Holdings Ltd. *	2,126,910	2,910,875
Pick n Pay Stores Ltd.	431,336	1,431,259
PSG Group Ltd. *	201,610	1,011,840
Rand Merchant Investment Holdings Ltd.	968,256	2,528,841
Redefine Properties Ltd. *	6,954,636	2,170,102
Reinet Investments SCA	192,083	3,158,079
Remgro Ltd.	656,962	5,146,228
Resilient REIT Ltd.	455,708	1,588,917
Royal Bafokeng Platinum Ltd.	254,930	2,332,334
Sanlam Ltd.	2,296,435	7,939,621
Santam Ltd.	51,588	827,211
Sappi Ltd. *	760,942	2,124,155
Sasol Ltd. *	731,499	12,113,473
Shoprite Holdings Ltd.	637,439	7,843,200
Sibanye Stillwater Ltd.	3,811,886	11,999,159
Standard Bank Group Ltd.	1,668,421	13,498,344
Telkom S.A. SOC Ltd. *	372,779	1,217,181
The Bidvest Group Ltd.	435,006	4,908,282
The Foschini Group Ltd. *	426,039	3,215,017
The SPAR Group Ltd.	254,719	2,584,745
Tiger Brands Ltd.	224,621	2,512,447
Truworths International Ltd.	556,611	1,727,105

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vodacom Group Ltd. (b)	781,465	6,511,172
Woolworths Holdings Ltd.	1,154,850	3,718,871
		346,075,427

Taiwan 17.9%
Accton Technology Corp.	693,000	7,190,581
Acer, Inc.	3,695,086	3,681,198
Advantech Co., Ltd.	545,619	7,496,141
Airtac International Group	214,920	6,608,880
ASE Technology Holding Co., Ltd.	4,457,120	16,350,815
Asia Cement Corp.	3,078,286	4,649,895
ASMedia Technology, Inc.	51,445	3,598,717
Asustek Computer, Inc.	929,621	11,785,553
AU Optronics Corp.	11,888,530	8,594,273
Capital Securities Corp.	2,481,644	1,441,441
Catcher Technology Co., Ltd.	962,224	5,364,050
Cathay Financial Holding Co., Ltd.	10,757,914	23,214,762
Chailease Holding Co., Ltd.	1,745,788	15,508,628
Chang Hwa Commercial Bank Ltd.	8,461,213	4,990,699
Cheng Shin Rubber Industry Co., Ltd.	2,463,277	2,967,857
Chicony Electronics Co., Ltd.	788,118	2,253,426
China Airlines Ltd. *	3,594,872	3,361,566
China Development Financial Holding Corp.	18,171,308	10,718,029
China Life Insurance Co., Ltd.	2,726,264	3,005,269
China Motor Corp.	323,600	764,643
China Steel Corp.	16,177,956	18,939,109
Chunghwa Telecom Co., Ltd.	4,956,310	19,964,636
Compal Electronics, Inc.	5,426,535	4,518,128
CTBC Financial Holding Co., Ltd.	23,540,792	20,658,358
Delta Electronics, Inc.	2,838,148	26,131,234
E.Sun Financial Holding Co., Ltd.	16,431,489	15,926,509
Eclat Textile Co., Ltd.	251,510	5,255,527
ENNOSTAR, Inc. *	876,914	2,441,085
Eternal Materials Co., Ltd.	1,334,213	1,729,877
Eva Airways Corp. *	3,222,374	2,920,528
Evergreen Marine Corp., Ltd.	3,492,222	15,637,096
Far Eastern International Bank	2,846,243	1,074,846
Far Eastern New Century Corp.	5,050,799	5,068,147
Far EasTone Telecommunications Co., Ltd.	2,086,280	4,614,585
Feng TAY Enterprise Co., Ltd.	578,584	4,234,633
First Financial Holding Co., Ltd.	13,151,733	10,926,470
Formosa Chemicals & Fibre Corp.	4,481,008	12,586,694
Formosa Petrochemical Corp.	1,859,660	6,380,678
Formosa Plastics Corp.	6,393,560	23,569,562
Formosa Taffeta Co., Ltd.	1,302,000	1,353,299
Foxconn Technology Co., Ltd.	1,406,355	3,297,824
Fubon Financial Holding Co., Ltd.	10,973,089	28,849,028
Genius Electronic Optical Co., Ltd.	113,000	2,227,122
Giant Manufacturing Co., Ltd.	388,752	4,355,275
Globalwafers Co., Ltd.	278,451	8,161,901
Hiwin Technologies Corp.	378,883	3,890,417
Hon Hai Precision Industry Co., Ltd.	15,614,092	58,122,193
Hotai Motor Co., Ltd.	404,000	8,805,193
HTC Corp. *	974,778	2,717,017
Hua Nan Financial Holdings Co., Ltd.	12,779,286	9,284,165
Innolux Corp.	11,744,029	7,370,509
Inventec Corp.	4,029,043	3,738,579
Largan Precision Co., Ltd.	135,456	9,694,742
Lite-On Technology Corp.	2,792,866	6,056,927
MediaTek, Inc.	1,932,713	70,205,907
Mega Financial Holding Co., Ltd.	14,271,901	17,554,677
Micro-Star International Co., Ltd.	914,095	5,358,754
momo.com, Inc.	75,900	4,858,998
Nan Ya Plastics Corp.	7,394,816	21,941,496
Nan Ya Printed Circuit Board Corp.	277,000	6,236,473
Nanya Technology Corp.	1,103,000	2,943,502
SECURITY	NUMBER OF SHARES	VALUE ($)
Nien Made Enterprise Co., Ltd.	176,752	2,415,644
Novatek Microelectronics Corp.	758,608	12,700,535
OBI Pharma, Inc. *	159,261	612,884
Oneness Biotech Co., Ltd. *	384,000	4,108,687
Parade Technologies Ltd.	92,100	7,055,441
Pegatron Corp.	2,683,657	6,428,152
Pou Chen Corp.	3,537,792	4,077,981
Powertech Technology, Inc.	931,000	3,318,243
President Chain Store Corp.	709,400	6,863,227
Quanta Computer, Inc.	3,436,057	10,615,451
Realtek Semiconductor Corp.	620,336	12,382,401
Shin Kong Financial Holding Co., Ltd.	16,452,672	6,242,719
Silergy Corp.	81,000	13,662,896
Sino-American Silicon Products, Inc.	714,000	5,315,614
SinoPac Financial Holdings Co., Ltd.	13,614,699	7,491,769
Synnex Technology International Corp.	1,773,956	3,725,981
Taishin Financial Holding Co., Ltd.	14,200,517	9,499,528
Taiwan Business Bank	6,838,515	2,361,119
Taiwan Cement Corp.	6,850,739	11,333,921
Taiwan Cooperative Financial Holding Co., Ltd.	12,948,145	11,060,024
Taiwan Fertilizer Co., Ltd.	1,084,508	2,664,025
Taiwan Glass Industry Corp.	2,115,311	2,031,283
Taiwan High Speed Rail Corp.	2,739,000	2,920,799
Taiwan Mobile Co., Ltd.	2,101,524	7,331,469
Taiwan Secom Co., Ltd.	387,000	1,454,495
Taiwan Semiconductor Manufacturing Co., Ltd.	31,483,500	674,860,760
Teco Electric & Machinery Co., Ltd.	2,787,000	3,092,267
The Shanghai Commercial & Savings Bank Ltd.	4,207,000	7,013,054
Transcend Information, Inc.	347,000	864,864
U-Ming Marine Transport Corp.	520,000	1,008,038
Unimicron Technology Corp.	1,719,348	14,098,845
Uni-President Enterprises Corp.	6,267,676	14,742,434
United Microelectronics Corp.	15,263,850	34,969,420
Vanguard International Semiconductor Corp.	1,175,000	6,550,199
Voltronic Power Technology Corp.	70,000	3,990,361
Walsin Lihwa Corp.	4,238,000	3,978,198
Walsin Technology Corp. *	629,000	3,924,958
Wan Hai Lines Ltd.	1,053,400	5,929,152
Win Semiconductors Corp.	523,000	6,818,591
Winbond Electronics Corp.	3,783,000	4,360,630
Wistron Corp.	3,822,080	3,931,432
Wiwynn Corp.	113,000	4,267,295
Yageo Corp.	604,000	9,916,596
Yang Ming Marine Transport Corp. *	2,180,000	9,055,728
Yuanta Financial Holding Co., Ltd.	15,157,368	12,919,837
Yulon Motor Co., Ltd.	660,114	973,392
Zhen Ding Technology Holding Ltd.	837,000	2,950,098
		1,621,038,560

Thailand 2.2%
Advanced Info Service PCL NVDR	1,445,700	8,837,872
Airports of Thailand PCL *	5,626,600	9,976,685
Asset World Corp. PCL *	9,073,300	1,152,422
B Grimm Power PCL	849,900	996,248
Bangkok Bank PCL	1,064,600	3,569,992
Bangkok Dusit Medical Services PCL	11,675,300	7,726,365
Bangkok Expressway & Metro PCL	10,416,890	2,612,144
Banpu PCL	7,770,933	2,375,268
Berli Jucker PCL	1,261,550	1,235,437
BTS Group Holdings PCL	12,271,400	3,350,304
Bumrungrad Hospital PCL	484,300	2,069,566
Carabao Group PCL	473,100	1,593,497
Central Pattana PCL NVDR	3,748,700	5,784,773
Central Retail Corp. PCL	3,758,600	3,569,262

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Charoen Pokphand Foods PCL NVDR	4,725,500	3,337,544
CP ALL PCL NVDR	6,808,900	11,820,481
Delta Electronics Thailand PCL	360,721	4,774,288
Digital Telecommunications Infrastructure Fund, Class F	7,483,800	3,064,810
Electricity Generating PCL	358,300	1,765,051
Energy Absolute PCL	2,215,051	5,390,138
Global Power Synergy PCL	937,168	2,044,123
Gulf Energy Development PCL	5,550,859	6,465,501
Home Product Center PCL	7,561,019	3,051,557
Indorama Ventures PCL	2,309,600	2,690,164
Intouch Holdings PCL NVDR	1,843,909	3,980,841
IRPC PCL	13,156,700	1,460,229
Kasikornbank PCL	2,051,800	8,067,765
Krung Thai Bank PCL NVDR	7,852,700	2,633,297
Krungthai Card PCL	1,754,200	2,785,064
Land & Houses PCL NVDR	10,845,800	2,687,512
Minor International PCL *	5,212,280	4,214,990
Muangthai Capital PCL	918,015	1,525,598
Osotspa PCL	1,752,163	1,663,898
PTT Exploration & Production PCL NVDR	1,801,304	6,067,156
PTT Global Chemical PCL NVDR	2,676,914	4,468,474
PTT Oil & Retail Business PCL	3,758,900	2,788,708
PTT PCL NVDR	18,827,600	19,834,700
Ratch Group PCL	1,069,300	1,372,423
SCG Packaging PCL	1,606,800	2,956,350
Siam Makro PCL	490,700	640,724
Sri Trang Gloves Thailand PCL	1,303,000	1,160,027
Srisawad Corp. PCL	807,100	1,437,080
Thai Oil PCL NVDR	1,350,200	1,863,174
Thai Union Group PCL	3,550,500	2,075,669
The Siam Cement PCL NVDR	1,090,400	12,037,356
The Siam Commercial Bank PCL NVDR	3,169,500	11,475,006
TMBThanachart Bank PCL	58,988,418	2,083,128
Total Access Communication PCL	810,300	1,058,037
True Corp. PCL	12,974,966	1,740,392
		201,331,090

Turkey 0.4%
Akbank T.A.S.	3,587,580	1,761,671
Arcelik A/S	280,189	918,365
Aselsan Elektronik Sanayi Ve Ticaret A/S	890,026	1,457,262
BIM Birlesik Magazalar A/S	572,394	2,991,783
Coca-Cola Icecek A/S	112,681	748,929
Enerjisa Enerji A/S	363,904	360,129
Enka Insaat ve Sanayi A/S	880,592	1,029,300
Eregli Demir ve Celik Fabrikalari T.A.S.	1,729,659	2,936,229
Ford Otomotiv Sanayi A/S	77,962	1,444,420
Gubre Fabrikalari TAS *	107,879	641,859
Haci Omer Sabanci Holding A/S	1,155,299	1,125,911
Iskenderun Demir ve Celik A/S	206,537	312,658
KOC Holding A/S	1,128,236	2,425,099
Koza Altin Isletmeleri A/S *	85,706	833,322
Petkim Petrokimya Holding A/S *	2,159,403	1,268,539
Sasa Polyester Sanayi *	231,293	756,010
Tofas Turk Otomobil Fabrikasi A/S	176,135	1,141,490
Turk Hava YollariI AO *	729,597	946,219
Turk Telekomunikasyon A/S	687,968	509,328
Turkcell Iletisim Hizmetleri A/S	1,676,735	2,386,721
Turkiye Garanti Bankasi A/S	3,057,748	2,629,925
Turkiye Halk Bankasi A/S *	945,288	341,016
Turkiye Is Bankasi A/S, Class C	2,157,015	1,067,319
Turkiye Petrol Rafinerileri A/S *	175,429	2,004,299
SECURITY	NUMBER OF SHARES	VALUE ($)
Turkiye Sise ve Cam Fabrikalari A/S	1,837,905	1,737,170
Turkiye Vakiflar Bankasi T.A.O., Class D, Class D *	833,633	232,302
		34,007,275

United Arab Emirates 1.2%
Abu Dhabi Commercial Bank PJSC	3,717,756	8,603,339
Abu Dhabi Islamic Bank PJSC	1,940,894	3,424,081
Abu Dhabi National Oil Co. for Distribution PJSC	3,362,609	3,790,041
ADNOC Drilling Co. PJSC *	1,980,955	1,736,592
Air Arabia PJSC *	3,109,498	1,227,511
Aldar Properties PJSC	5,446,509	5,960,896
DAMAC Properties Dubai Co. PJSC *	1,304,311	497,137
Dana Gas PJSC	4,726,024	1,363,858
Dubai Financial Market PJSC *	1,400,000	914,759
Dubai Investments PJSC	2,717,632	1,390,963
Dubai Islamic Bank PJSC	3,989,785	5,604,882
Emaar Development PJSC *	1,179,617	1,474,080
Emaar Properties PJSC	5,258,956	6,714,901
Emirates NBD Bank PJSC	3,340,260	12,003,875
Emirates Telecommunications Group Co. PJSC	2,304,399	20,038,252
First Abu Dhabi Bank PJSC	5,733,137	29,936,992
		104,682,159
Total Common Stocks (Cost $6,891,619,033)		8,898,876,511

PREFERRED STOCKS 1.7% OF NET ASSETS

Brazil 1.4%
Alpargatas S.A.	226,528	1,567,628
Azul S.A. *	363,042	1,502,646
Banco Bradesco S.A.	6,198,516	21,848,133
Banco Inter S.A.	1,208,305	2,556,229
Banco Pan S.A.	416,200	829,652
Bradespar S.A.	356,014	3,135,563
Braskem S.A., A Shares *	243,948	2,161,507
Centrais Eletricas Brasileiras S.A., B Shares	361,759	2,052,592
Cia de Transmissao de Energia Electrica Paulista	211,949	874,264
Cia Energetica de Sao Paulo, B Shares	224,620	945,220
Companhia Energetica de Minas Gerais	1,484,511	3,453,299
Companhia Paranaense de Energia, B Shares	1,442,731	1,568,228
Gerdau S.A.	1,416,934	6,471,794
Itau Unibanco Holding S.A.	6,323,954	25,055,560
Itausa S.A.	5,836,607	9,991,766
Lojas Americanas S.A.	1,239,497	1,200,295
Metalurgica Gerdau S.A.	962,720	1,815,118
Petroleo Brasileiro S.A.	7,372,710	38,412,515
Usinas Siderurgicas de Minas Gerais S.A., A Shares	545,289	1,311,902
		126,753,911

Chile 0.2%
Embotelladora Andina S.A., B Shares	524,246	1,069,748
Sociedad Quimica y Minera de Chile S.A., B Shares	180,553	11,291,200
		12,360,948

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	5,403,044	1,415,574

Russia 0.1%
Surgutneftegas PJSC	10,303,826	5,197,541
Tatneft PJSC	169,289	1,003,017
Transneft PJSC	1,959	3,730,676
		9,931,234
Total Preferred Stocks (Cost $175,333,019)		150,461,667

RIGHTS 0.0% OF NET ASSETS

China 0.0%
CIFI Holdings Group Co., Ltd.
expires 12/20/21, strike HKD 4.00 *(a)	250,361	8,029

Thailand 0.0%
Charoen Pokphand Foods PCL NVDR
expires 12/31/21 *(a)	67,507	0
CP ALL PCL NVDR
expires 12/31/21 *(a)	453,926	0
Siam Makro Rights
expires 12/31/21 *(a)	49,070	0
		0
Total Rights (Cost $0)		8,029

WARRANTS 0.0% OF NET ASSETS

Thailand 0.0%
BTS Group Holdings PCL
expires 11/20/26 *(a)	2,216,420	41,474
expires 11/07/24 *	1,108,210	16,772
		58,246
Total Warrants (Cost $0)		58,246

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	63,861,665	63,861,665
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	21,975,070	21,975,070
		85,836,735
Total Short-Term Investments (Cost $85,836,736)		85,836,735
Total Investments in Securities (Cost $7,152,788,788)		9,135,241,188

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/17/21	389	23,579,235	(761,261)

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,745,265.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
HKD —	Hong Kong Dollar

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,057,701,003	$—	$—	$4,057,701,003
China	3,356,543,701	—	10,616,357	3,367,160,058
Greece	28,296,800	—	0*	28,296,800
Hong Kong	—	—	0*	0
India	1,355,201,462	—	5,897,816	1,361,099,278
Philippines	—	—	84,619,372	84,619,372
Preferred Stocks[1]	150,461,667	—	—	150,461,667
Rights[1]	—	—	—	—
China	—	—	8,029	8,029
Thailand	—	—	0*	0
Warrants[1]	—	—	—	—
Thailand	16,772	—	41,474	58,246
Short-Term Investments[1]	85,836,735	—	—	85,836,735
Liabilities
Futures Contracts[2]	(761,261)	—	—	(761,261)
Total	$9,033,296,879	$—	$101,183,048	$9,134,479,927

*	Level 3 amount shown includes securities determined to have no value at November 30, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	VALUE AT August 31, 2021	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT November 30, 2021
Common Stock
China	$3,269,387	$9,287,250	($556,351)	$571,581	($2,089,574)	($2,148,733)	$2,282,797	$10,616,357
India	233,620	—	—	5,057,002	—	—	607,194	5,897,816
Philippines	81,834,206	—	—	2,059,199	(1,915,464)	(617,217)	3,258,648	84,619,372
Rights
China	—	—	—	—	—	—	8,029	8,029
Thailand	342,089	—	—	—	(360,463)	7,172	11,202	—
Warrants
Thailand	150,613	—	—	—	—	—	(109,139)	41,474
Total	$85,829,915	$9,287,250	($556,351)	$7,687,782	($4,365,501)	($2,758,778)	$6,058,731	$101,183,048

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451NOV21